As filed with the Securities and Exchange Commission on August 27, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04815

                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                  --------------------------------------------

Date of fiscal year end:    December 31

Date of reporting period:   June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") appears beginning on the following page.

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  SEMIANNUAL REPORT

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    FOR PERIOD ENDED JUNE 30, 2008

    Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds of the Ultra Series Fund

    MEMBERS(R) Variable Annuity
    MEMBERS(R) Variable Annuity II
    MEMBERS(R) Choice Variable Annuity
    MEMBERS(R) Variable Annuity III
    MEMBERS(R) Variable Universal Life
    MEMBERS(R) Variable Universal Life II

    DISTRIBUTED BY:
    CUNA Brokerage Services, Inc.
    Office of Supervisory Jurisdiction
    2000 Heritage Way
    Waverly, IA 50677

    Member FINRA & SIPC

    TELEPHONE:
    (319) 352-4090
    (800) 798-5500

     [LOGO OF MEMBERS](TM)
    INSURANCE & INVESTMENTS

    This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

--------------------------------------------------------------------------------

                       MOVE CONFIDENTLY INTO THE FUTURE(TM)

                                SEMIANNUAL REPORT

This booklet contains a semiannual report for the Ultra Series Fund which is available through our family of MEMBERS(R) Variable Annuity and MEMBERS(R) Variable Universal Life contracts. The Ultra Series Fund is one of the underlying mutual fund families supporting the subaccounts of the CUNA Mutual Variable Life Insurance Account and CUNA Mutual Variable Annuity Account.

The Ultra Series Fund includes the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds.

If you own a MEMBERS(R) Variable Universal Life or Ultra Vers-ALL LIFE(SM) policy, as you refer to the semiannual report for the Ultra Series Fund, the funds available on your policy are the Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Diversified Income Fund, Bond Fund, and Money Market Funds.

If you own a MEMBERS(R) Variable Annuity, MEMBERS(R) Variable Annuity II, MEMBERS(R) Choice Variable Annuity, MEMBERS(R) Variable Annuity III, or MEMBERS(R) Variable Universal Life II policy, as you refer to the semiannual report for the Ultra Series Fund, the funds available on your policy are the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities and International Stock Funds.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the date of this report.

For more complete information about the Ultra Series Fund, including charges and expenses, obtain a prospectus from your representative or call the Home Office at 1-800-798-5500, Monday through Friday, 7:00 a.m. to 8:00 p.m. Central time. Consider the investment objectives, risks and charges and expenses of the investment carefully before allocating to any subaccount.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved the shares of these funds, nor does the SEC guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

================================================================================
  LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF DAVID P. MARKS]
     DAVID P. MARKS

Dear Investor:

I am pleased to present the semiannual report for the Ultra Series Fund for the six-month period ended June 30, 2008. Despite this being an unprecedented time in the financial markets, the Ultra Series Fund posted very respectable competitive investment returns for the first half of the year across most of the 18 investment portfolios (the "funds"). The reports that follow provide specific details on each fund's investment performance, portfolio holdings, and financial statements and highlights.

The volatility in the markets along with a weak U.S. Dollar, high oil prices and inflationary concerns continue to stress investors. The global credit crisis brought on by the proliferation of sub-prime loans is still developing with the effects likely to be long-lasting and broad for world economies. Managing portfolios of bonds and stocks in this environment is challenging to say the least. The investment professionals managing your investments are working diligently to identify prevailing risks and prudently choose stocks and bonds that present sound investment opportunities that will focus on delivering long-term value generation rather than short term immediate impact.

As always, your long-term success as an investor in the Ultra Series Fund is our top priority. We appreciate the confidence you have placed in us and we are focusing on our role as stewards of your assets as our primary responsibility. Please call me directly if you have any questions or concerns.

Sincerely,

/s/ David P. Marks

David P. Marks, CFA

President, Ultra Series Fund

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

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                      This page is left blank intentionally

================================================================================
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE
                                                                          ----
   FUND PERFORMANCE REVIEWS
          Conservative Allocation Fund ...................................   2
          Moderate Allocation Fund .......................................   3
          Aggressive Allocation Fund .....................................   4
          Bond Fund ......................................................   5
          High Income Fund ...............................................   6
          Diversified Income Fund ........................................   7
          Large Cap Value Fund ...........................................   8
          Large Cap Growth Fund ..........................................   9
          Mid Cap Value Fund .............................................  10
          Mid Cap Growth Fund ............................................  11
          Small Cap Value Fund ...........................................  12
          Small Cap Growth Fund ..........................................  13
          Global Securities Fund .........................................  14
          International Stock Fund .......................................  15
          Target Retirement 2020 Fund ....................................  16
          Target Retirement 2030 Fund ....................................  17
          Target Retirement 2040 Fund ....................................  18
   PORTFOLIOS OF INVESTMENTS
          Conservative Allocation Fund ...................................  19
          Moderate Allocation Fund .......................................  20
          Aggressive Allocation Fund .....................................  22
          Money Market Fund ..............................................  23
          Bond Fund ......................................................  24
          High Income Fund ...............................................  30
          Diversified Income Fund ........................................  36
          Large Cap Value Fund ...........................................  43
          Large Cap Growth Fund ..........................................  46
          Mid Cap Value Fund .............................................  49
          Mid Cap Growth Fund ............................................  53
          Small Cap Value Fund ...........................................  55
          Small Cap Growth Fund ..........................................  57
          Global Securities Fund .........................................  61
          International Stock Fund .......................................  64
          Target Retirement 2020 Fund ....................................  70
          Target Retirement 2030 Fund ....................................  71
          Target Retirement 2040 Fund ....................................  72
   FINANCIAL STATEMENTS
          Statements of Assets and Liabilities ...........................  74
          Statements of Operations .......................................  78
          Statements of Changes in Net Assets ............................  82
          Financial Highlights ...........................................  90
   NOTES TO FINANCIAL STATEMENTS .........................................  99
   OTHER INFORMATION ..................................................... 109
   TRUSTEES AND OFFICERS ................................................. 111

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about the Ultra Series Fund, including charges and expenses, request a prospectus from your registered representative or from CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-798-5500. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

--------------------------------------------------------------------------------

================================================================================
  CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,4)

                                               CONSERVATIVE               MERRILL LYNCH
                      CONSERVATIVE              ALLOCATION               U.S. CORPORATE,
                       ALLOCATION              FUND CUSTOM            GOVERNMENT & MORTGAGE
                          FUND                   INDEX(2)                   INDEX(3)
 6/30/2006              $10,000                  $10,000                    $10,000
12/31/2006               10,734                   10,701                     10,550
 6/30/2007               10,986                   11,030                     10,650
12/31/2007               11,155                   11,398                     11,306
 6/30/2008               10,865                   11,119                     11,456

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(4,7)

                                                                                              EXPENSE
                                                              1 Year    Since Inception(5)    RATIO(6)
                                                              ----------------------------    --------
CONSERVATIVE ALLOCATION FUND                                  -1.10%           4.23%           0.96%
Conservative Allocation Fund Custom Index(2)                   0.81            5.43              NA
Merrill Lynch U.S. Corporate, Government & Mortgage Index(3)   7.57            7.01              NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills. A description of the Merrill Lynch U.S. Corporate, Government & Mortgage Index is set forth below. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(3) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.
(7) MEMBERS Capital Advisors reduced its management fee for the Conservative Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------
2

================================================================================
  MODERATE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,4)

                     MODERATE               MODERATE
                    ALLOCATION          ALLOCATION FUND          RUSSELL 1000(R)
                       FUND             CUSTOM INDEX(2)             INDEX(3)
 6/30/2006           $10,000                $10,000                 $10,000
12/31/2006            10,987                 10,976                  11,216
 6/30/2007            11,558                 11,547                  12,021
12/31/2007            11,598                 11,688                  11,864
 6/30/2008            10,987                 10,983                  10,536

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(4,7)

                                                                                              EXPENSE
                                                              1 Year    Since Inception(5)    RATIO(6)
                                                              ----------------------------    --------
MODERATE ALLOCATION FUND                                       -4.93%          4.81%           1.18%
Moderate Allocation Fund Custom Index(2)                       -4.88           4.79              NA
Russell 1000(R) Index(3)                                      -12.36           2.64              NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Moderate Allocation Fund Custom Index consists of 50% Russell 3000(R) Index, 30% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 10% MSCI EAFE Index and 10% 90-Day U.S. Treasury Bills. A description of the Russell 3000(R) Index is set forth below. The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic
    Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index
    (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.
(7) MEMBERS Capital Advisors reduced its management fee for the Moderate Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,4)

                    AGGRESSIVE            AGGRESSIVE
                    ALLOCATION          ALLOCATION FUND          RUSSELL 3000(R)
                       FUND             CUSTOM INDEX(2)             INDEX(3)
 6/30/2006            $10,000              $10,000                  $10,000
12/31/2006             11,249               11,467                   11,206
 6/30/2007             12,197               12,473                   12,003
12/31/2007             12,115               12,435                   11,782
 6/30/2008             11,145               11,099                   10,480

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(4,7)

                                                                                              EXPENSE
                                                              1 Year    Since Inception(5)    RATIO(6)
                                                              ----------------------------    --------
AGGRESSIVE ALLOCATION FUND                                     -8.62%          5.56%           1.37%
Aggressive Allocation Fund Custom Index(2)                    -11.01           5.34              NA
Russell 3000(R) Index(3)                                      -12.69           2.37              NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Aggressive Allocation Fund Custom Index consists of 55% Russell
    1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index, and 8% MSCI Emerging Markets Index. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition below). The Russell 2000(R) Index is a small-cap market index which measures the performance of the remaining 2,000 companies in the Russell 3000(R) Index. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that measures equity performance in global emerging markets.
(3) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on June 30, 2006. The since inception index returns are also from June 30, 2006.
(6) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.
(7) MEMBERS Capital Advisors reduced its management fee for the Aggressive Allocation Fund from June 30, 2006 through April 30, 2008. If the management fee had not been reduced, returns would have been lower.

--------------------------------------------------------------------------------
4

================================================================================
  BOND FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                                                   MERRILL LYNCH
                                                               CORPORATE, GOVERNMENT &
                                     BOND FUND                    MORTGAGE INDEX(2)
 6/30/1998                            $10,000                         $10,000
12/31/1998                             10,275                          10,465
 6/30/1999                             10,249                          10,308
12/31/1999                             10,350                          10,365
 6/30/2000                             10,617                          10,779
12/31/2000                             11,189                          11,581
 6/30/2001                             11,599                          11,975
12/31/2001                             12,120                          12,545
 6/30/2002                             12,536                          13,004
12/31/2002                             13,156                          13,851
 6/30/2003                             13,557                          14,398
12/31/2003                             13,556                          14,421
 6/30/2004                             13,510                          14,441
12/31/2004                             14,013                          15,047
 6/30/2005                             14,388                          15,448
12/31/2005                             14,365                          15,432
 6/30/2006                             14,253                          15,312
12/31/2006                             14,941                          16,100
 6/30/2007                             14,916                          16,253
12/31/2007                             15,695                          17,254
 6/30/2008                             15,846                          17,483

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                      EXPENSE
                                                              1 Year   3 Years   5 Years   10 Years   RATIO(4)
                                                              -------------------------------------   --------
BOND FUND                                                      6.23%    3.27%     3.17%      4.71%     0.56%
Merrill Lynch U.S. Corporate, Government & Mortgage Index(2)   7.57     4.21      3.95       5.74       NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,4)

                                                 MERRILL LYNCH
                                                U.S. HIGH YIELD               MERRILL LYNCH
                                                   MASTER II                 U.S. HIGH YIELD
                    HIGH INCOME FUND          CONSTRAINED INDEX(2)          MASTER II INDEX(3)
10/31/2000              $10,000                    $10,000                       $10,000
12/31/2000                9,997                      9,797                         9,796
 6/30/2001               10,197                     10,129                        10,127
12/31/2001               10,342                     10,236                        10,235
 6/30/2002               10,257                      9,829                         9,685
12/31/2002               10,659                     10,182                        10,041
 6/30/2003               11,756                     11,987                        11,836
12/31/2003               12,628                     13,030                        12,867
 6/30/2004               12,654                     13,210                        13,042
12/31/2004               13,755                     14,446                        14,266
 6/30/2005               13,785                     14,588                        14,428
12/31/2005               14,100                     14,847                        14,657
 6/30/2006               14,364                     15,220                        15,107
12/31/2006               15,376                     16,444                        16,382
 6/30/2007               15,805                     16,960                        16,882
12/31/2007               15,727                     16,861                        16,741
 6/30/2008               15,603                     16,681                        16,526

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(4)

                                                                                                                EXPENSE
                                                              1 YEAR   3 YEARS   5 YEARS   Since Inception(5)   RATIO(6)
                                                              -----------------------------------------------   --------
HIGH INCOME FUND                                               -1.28%   4.21%     5.83%           5.97%           0.76%
Merrill Lynch U.S. High Yield Master II Constrained Index(2)   -1.64    4.57      6.82            6.90             NA
Merrill Lynch U.S. High Yield Master II Index(3)               -2.11    4.63      6.90            6.77             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Effective May 2008, the benchmark for the fund changed from the Merrill Lynch U.S. High Yield Master II Index to the Merrill Lynch U.S. High Yield Master II Constrained Index to better reflect the fund's portfolio. The Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.
(3) The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The fund commenced investment operations on October 31, 2000. The since inception index returns are also from October 31, 2000.
(6) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
6

================================================================================
  DIVERSIFIED INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,4)

                                                    MERRILL LYNCH
                                                   U.S. CORPORATE,
                         DIVERSIFIED            GOVERNMENT & MORTGAGE            RUSSELL 1000(R)
                         INCOME FUND                   INDEX(2)                      INDEX(3)
 6/30/1998                 $10,000                     $10,000                       $10,000
12/31/1998                  10,540                      10,465                        10,931
 6/30/1999                  11,618                      10,308                        12,193
12/31/1999                  12,067                      10,365                        13,217
 6/30/2000                  12,430                      10,779                        13,320
12/31/2000                  12,533                      11,581                        12,187
 6/30/2001                  12,069                      11,975                        11,328
12/31/2001                  12,148                      12,545                        10,670
 6/30/2002                  11,284                      13,004                         9,302
12/31/2002                  10,796                      13,851                         8,360
 6/30/2003                  11,566                      14,398                         9,391
12/31/2003                  12,611                      14,421                        10,859
 6/30/2004                  12,838                      14,441                        11,220
12/31/2004                  13,663                      15,047                        12,096
 6/30/2005                  13,783                      15,448                        12,110
12/31/2005                  14,195                      15,432                        12,854
 6/30/2006                  14,216                      15,312                        13,209
12/31/2006                  15,611                      16,100                        14,842
 6/30/2007                  15,883                      16,253                        15,908
12/31/2007                  16,002                      17,254                        15,699
 6/30/2008                  14,951                      17,483                       13,941

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(4)

                                                                                                      EXPENSE
                                                              1 Year   3 Years   5 Years   10 Years   RATIO(5)
                                                              -------------------------------------   --------
DIVERSIFIED INCOME FUND                                         -5.87%   2.75%    5.27%      4.10%     0.71%
Merrill Lynch U.S. Corporate, Government &
   Mortgage Index(2)                                             7.57    4.21     3.95       5.74        NA
Russell 1000(R) Index(3)                                       -12.36    4.81     8.22       3.38        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Merrill Lynch U.S. Corporate, Government & Mortgage Index, formerly the Merrill Lynch U.S. Domestic Master Index, is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(3) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(4) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                                                  RUSSELL 1000(R)
                                   LARGE CAP VALUE FUND            VALUE INDEX(2)
 6/30/1998                               $10,000                      $10,000
12/31/1998                                10,509                       10,310
 6/30/1999                                12,670                       11,637
12/31/1999                                12,396                       11,067
 6/30/2000                                12,680                       10,599
12/31/2000                                12,497                       11,843
 6/30/2001                                11,370                       11,694
12/31/2001                                11,159                       11,181
 6/30/2002                                 9,985                       10,647
12/31/2002                                 8,755                        9,446
 6/30/2003                                 9,541                       10,538
12/31/2003                                11,020                       12,282
 6/30/2004                                11,315                       12,766
12/31/2004                                12,390                       14,308
 6/30/2005                                12,416                       14,560
12/31/2005                                13,082                       15,317
 6/30/2006                                13,715                       16,322
12/31/2006                                15,771                       18,725
 6/30/2007                                16,657                       19,891
12/31/2007                                15,865                       18,693
 6/30/2008                                13,773                       16,156

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                      EXPENSE
                                                              1 Year   3 Years   5 Years   10 Years   RATIO(4)
                                                              -------------------------------------   --------
LARGE CAP VALUE FUND                                           -17.32%  3.52%     7.62%      3.25%     0.61%
Russell 1000(R) Value Index(2)                                 -18.78   3.53      8.92       4.91        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
8

================================================================================
  LARGE CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,3)

                                                      RUSSELL 1000(R)
                        LARGE CAP GROWTH FUND         GROWTH INDEX(2)
 6/30/1998                     $10,000                    $10,000
12/31/1998                      10,629                      11,522
 6/30/1999                      11,987                      12,726
12/31/1999                      13,307                      15,343
 6/30/2000                      13,741                      15,993
12/31/2000                      13,877                      11,902
 6/30/2001                      13,569                      10,208
12/31/2001                      12,612                       9,472
 6/30/2002                       9,623                       7,504
12/31/2002                       8,651                       6,831
 6/30/2003                       9,718                       7,724
12/31/2003                      11,171                       8,863
 6/30/2004                      11,424                       9,105
12/31/2004                      12,169                       9,421
 6/30/2005                      12,101                       9,259
12/31/2005                      12,464                       9,917
 6/30/2006                      12,303                       9,825
12/31/2006                      13,446                      10,816
 6/30/2007                      14,394                      11,695
12/31/2007                      15,108                      12,094
 6/30/2008                      13,900                      10,999

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                      EXPENSE
                                                              1 Year   3 Years   5 Years   10 Years   RATIO(4)
                                                              -------------------------------------   --------
LARGE CAP GROWTH FUND                                          -3.43%   4.73%     7.42%      3.35%     0.81%
Russell 1000(R) Growth Index(2)                                -5.96    5.91      7.32       0.96        NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                  RUSSELL MIDCAP(R)
                   MID CAP VALUE FUND               VALUE INDEX(2)
  5/1/1999               $10,000                       $10,000
 6/30/1999                10,470                        10,156
12/31/1999                11,368                         9,418
 6/30/2000                12,114                         9,353
12/31/2000                14,079                        11,224
 6/30/2001                15,216                        11,591
12/31/2001                15,651                        11,486
 6/30/2002                15,145                        11,814
12/31/2002                12,926                        10,378
 6/30/2003                14,398                        11,739
12/31/2003                16,960                        14,328
 6/30/2004                18,141                        15,356
12/31/2004                19,651                        17,725
 6/30/2005                20,326                        18,704
12/31/2005                21,678                        19,968
 6/30/2006                22,977                        21,370
12/31/2006                25,355                        24,004
 6/30/2007                27,470                        26,090
12/31/2007                25,419                        23,664
 6/30/2008                23,358                        21,633

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                                EXPENSE
                                                              1 YEAR   3 YEARS   5 YEARS   Since Inception(4)   RATIO(5)
                                                              -----------------------------------------------   --------
MID CAP VALUE FUND                                            -14.97%   4.74%     10.16%          9.70%           1.01%
Russell Midcap(R) Value Index(2)                              -17.09    4.97      13.00           8.77             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell Midcap(R) Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on May 1, 1999. The since inception index returns are also from May 1, 1999.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
10

================================================================================
  MID CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                    RUSSELL MIDCAP(R)
                       MID CAP GROWTH FUND           GROWTH INDEX(2)
10/31/2000                  $10,000                      $10,000
12/31/2000                    9,047                        8,715
 6/30/2001                    7,081                        7,586
12/31/2001                    6,252                        6,959
 6/30/2002                    4,941                        5,588
12/31/2002                    4,676                        5,052
 6/30/2003                    5,375                        5,999
12/31/2003                    6,238                        7,210
 6/30/2004                    6,834                        7,638
12/31/2004                    7,076                        8,326
 6/30/2005                    7,013                        8,468
12/31/2005                    7,695                        9,333
 6/30/2006                    7,691                        9,572
12/31/2006                    8,571                       10,327
 6/30/2007                    9,807                       11,460
12/31/2007                    9,294                       11,508
 6/30/2008                    8,624                       10,724

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                                EXPENSE
                                                              1 YEAR   3 YEARS   5 YEARS   Since Inception(4)   RATIO(5)
                                                              -----------------------------------------------   --------
MID CAP GROWTH FUND                                           -12.06%    7.14%     9.92%          -1.91%          0.86%
Russell Midcap(R) Growth Index(2)                              -6.42     8.19     12.32            0.92            NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell Midcap(R) Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 31, 2000. The since inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                          RUSSELL 2000(R)
                      SMALL CAP VALUE FUND                VALUE INDEX(2)
  5/1/2007                  $10,000                          $10,000
 6/30/2007                   10,078                           10,125
12/31/2007                    9,038                            8,801
 6/30/2008                    8,619                            7,935

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                              EXPENSE
                                                              1 Year    Since Inception(4)    RATIO(5)
                                                              ----------------------------    --------
SMALL CAP VALUE FUND                                          -14.48%          -11.96%         1.11%
Russell 2000(R) Value Index(2)                                -21.63           -17.94            NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 2000(R) Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on May 1, 2007. The since inception index returns are also from May 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
12

================================================================================
  SMALL CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                    RUSSELL 2000(R)
                      SMALL CAP GROWTH FUND         GROWTH INDEX(2)
  5/1/2007                  $10,000                     $10,000
 6/30/2007                   10,556                      10,396
12/31/2007                   10,026                      10,179
 6/30/2008                    9,136                       9,270

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                              EXPENSE
                                                              1 Year    Since Inception(4)    RATIO(5)
                                                              ----------------------------    --------
SMALL CAP GROWTH FUND                                         -13.46%          -7.46%          1.11%
Russell 2000(R) Growth Index(2)                               -10.83           -6.27             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Russell 2000(R) Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on May 1, 2007. The since inception index returns are also from May 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                               MORGAN STANLEY CAPITAL
                                                            INTERNATIONAL WORLD INDEX(2)
                         GLOBAL SECURITIES FUND                  (MSCI WORLD INDEX)
10/31/2000                       $10,000                              $10,000
12/31/2000                         9,989                                9,699
 6/30/2001                         9,237                                8,694
12/31/2001                         8,959                                8,096
 6/30/2002                         8,311                                7,400
12/31/2002                         7,008                                6,514
 6/30/2003                         7,790                                7,260
12/31/2003                         9,899                                8,713
 6/30/2004                        10,229                                9,043
12/31/2004                        11,723                               10,042
 6/30/2005                        11,682                               10,001
12/31/2005                        13,360                               11,049
 6/30/2006                        13,841                               11,752
12/31/2006                        15,683                               13,331
 6/30/2007                        16,862                               14,594
12/31/2007                        16,588                               14,605
 6/30/2008                        14,138                               13,109

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                                EXPENSE
                                                              1 YEAR   3 YEARS   5 YEARS   Since Inception(4)   RATIO(5)
                                                              -----------------------------------------------   --------
GLOBAL SECURITIES FUND                                        -16.16%   6.57%     12.66%          4.62%           0.96%
MSCI World Index(2)                                           -10.18    9.44      12.55           3.59             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The MSCI World Index is free float-adjusted market capitalization index that is designed to measure global developed market equity performance, including the U.S. and Canada.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 31, 2000. The since inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
14

================================================================================
  INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                              MORGAN STANLEY CAPITAL
                                                               INTERNATIONAL EUROPE,
                                                                 AUSTRALASIA & FAR
                       INTERNATIONAL STOCK FUND              EAST INDEX(2) (MSCI EAFE)
10/31/2000                     $10,000                               $10,000
12/31/2000                       9,745                                10,033
 6/30/2001                       8,766                                 8,588
12/31/2001                       7,946                                 7,906
 6/30/2002                       8,235                                 7,797
12/31/2002                       7,312                                 6,668
 6/30/2003                       8,013                                 7,325
12/31/2003                       9,769                                 9,280
 6/30/2004                      10,044                                 9,731
12/31/2004                      11,771                                11,200
 6/30/2005                      11,770                                11,105
12/31/2005                      13,717                                12,769
 6/30/2006                      14,871                                14,110
12/31/2006                      17,034                                16,198
 6/30/2007                      18,456                                17,995
12/31/2007                      18,980                                18,082
 6/30/2008                      16,727                                16,169

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                                                EXPENSE
                                                              1 YEAR   3 YEARS   5 YEARS   Since Inception(4)   RATIO(5)
                                                              -----------------------------------------------   --------
INTERNATIONAL STOCK FUND                                       -9.37%   12.43%    15.86%          6.94%           1.21%
MSCI EAFE Index(2)                                            -10.15    13.34     17.16           6.47             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 31, 2000. The since inception index returns are also from October 31, 2000.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2020 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                             DOW JONES GLOBAL
                           TARGET RETIREMENT 2020 FUND     TARGET 2020 INDEX(2)
 10/1/2007                          $10,000                      $10,000
12/31/2007                            9,806                        9,978
 6/30/2008                            9,215                        9,484

                                   [END CHART]

CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                              EXPENSE
                                                                        Since Inception(4)    RATIO(5)
                                                                        ------------------    --------
TARGET RETIREMENT 2020 FUND                                                    -7.85%          1.34%
Dow Jones Global Target 2020 Index(2)                                          -5.16             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 1, 2007. The since inception index returns are also from October 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
16

================================================================================
  TARGET RETIREMENT 2030 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                                  DOW JONES GLOBAL
                                TARGET RETIREMENT 2030 FUND     TARGET 2030 INDEX(2)
 10/1/2007                               $10,000                      $10,000
12/31/2007                                 9,749                        9,843
 6/30/2008                                 9,052                        9,091

                                   [END CHART]

CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                              EXPENSE
                                                                        Since Inception(4)    RATIO(5)
                                                                        ------------------    --------
TARGET RETIREMENT 2030 FUND                                                    -9.48%          1.42%
Dow Jones Global Target 2030 Index(2)                                          -9.09             NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 1, 2007. The since inception index returns are also from October 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2040 FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE]

         CUMULATIVE PERFORMANCE $10,000 INVESTMENT SINCE INCEPTION(1,3)

                                                                 DOW JONES GLOBAL
                        TARGET RETIREMENT 2040 FUND            TARGET 2040 INDEX(2)
 10/1/2007                       $10,000                             $10,000
12/31/2007                         9,714                               9,777
 6/30/2008                         8,950                               8,897

                                   [END CHART]

CUMULATIVE TOTAL RETURN THROUGH JUNE 30, 2008(3)

                                                                                              EXPENSE
                                                                        Since Inception(4)    RATIO(5)
                                                                        ------------------    --------
TARGET RETIREMENT 2040 FUND                                                    -10.50%         1.41%
Dow Jones Global Target 2040 Index(2)                                          -11.03            NA

    NA Not Applicable. Index returns do not reflect fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.
(3) Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-798-5500. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(4) The fund commenced investment operations on October 1, 2007. The since inception index returns are also from October 1, 2007.
(5) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus.

--------------------------------------------------------------------------------
18

================================================================================
  CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Debt Securities                                                         59%
Equity Securities                                                       27%
Foreign Securities                                                      13%
Money Market Securities and Other Net Assets                             1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

MEMBERS Large Cap Growth Fund, Class Y                                  14%
MEMBERS Bond Fund, Class Y                                              14%
T. Rowe Price Spectrum Income Fund                                      13%
Oppenheimer International Bond Fund, Class Y                            12%
MEMBERS High Income Fund, Class Y                                       10%
Western Asset Intermediate Bond Portfolio, Class I                      10%
MEMBERS International Stock Fund, Class Y                               10%
MEMBERS Large Cap Value Fund, Class Y                                    9%
MEMBERS Mid Cap Growth Fund, Class Y                                     4%
Principal International Emerging Markets Fund, Class I                   3%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              DEBT SECURITIES - 59.40%
  1,589,669   MEMBERS Bond Fund,
              Class Y (R)......................................................      $  15,515,165
  1,656,066   MEMBERS High Income Fund,
              Class Y (R)......................................................         11,277,808
  2,067,557   Oppenheimer International
              Bond Fund, Class Y ..............................................         13,377,095
  1,223,356   T. Rowe Price Spectrum Income
              Fund ............................................................         14,288,803
  1,100,071   Western Asset Intermediate Bond
              Portfolio, Class I ..............................................         11,011,709
                                                                                      ------------
                                                                                        65,470,580
                                                                                      ------------
              EQUITY SECURITIES - 26.82%
  1,017,980   MEMBERS Large Cap Growth Fund,
              Class Y (R)*.....................................................         15,687,077
    686,050   MEMBERS Large Cap Value Fund,
              Class Y (R)......................................................          9,309,694
    707,336   MEMBERS Mid Cap Growth Fund,
              Class Y (R) .....................................................          4,562,319
                                                                                      ------------
                                                                                        29,559,090
                                                                                      ------------
              FOREIGN SECURITIES - 12.77%
    875,961   MEMBERS International Stock
              Fund, Class Y (R) ...............................................         10,739,284
    123,952   Principal International Emerging
              Markets Fund, Class I ...........................................          3,330,591
                                                                                      ------------
                                                                                        14,069,875
                                                                                      ------------
              MONEY MARKET SECURITIES - 1.04%
  1,149,515   SSgA Prime Money Market
              Fund.............................................................          1,149,515
                                                                                      ------------

              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $114,137,642**) ...........................................        110,249,060

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                           (32,261)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $110,216,799

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $114,446,097.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Equity Securities                                                       40%
Debt Securities                                                         29%
Foreign Securities                                                      27%
Money Market Securities and Other Net Assets                             1%
Alternative Asset Classes                                                3%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

MEMBERS Large Cap Growth Fund, Class Y                                  14%
MEMBERS International Stock Fund, Class Y                               13%
MEMBERS Bond Fund, Class Y                                              10%
Thornburg International Value Fund, Class I                              8%
Oppenheimer International Bond Fund, Class Y                             7%
T. Rowe Price Spectrum Income Fund                                       7%
MEMBERS Mid Cap Growth Fund, Class Y                                     6%
Principal International Emerging Markets Fund, Class I                   5%
MEMBERS High Income Fund, Class Y                                        5%
MEMBERS Large Cap Value Fund, Class Y                                    5%
MEMBERS Small Cap Growth Fund, Class Y                                   4%
Ivy Global Natural Resources Fund, Class I                               3%
Victory Special Value Fund, Class I                                      3%
American Beacon Large Cap Value Fund, Institutional Class                3%
MEMBERS Small Cap Value Fund, Class Y                                    3%
Neuberger Berman Partners Fund, Institutional Class                      3%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 3.42%
    235,129   Ivy Global Natural Resources
              Fund, Class I ...................................................       $  9,743,734
                                                                                      ------------
              DEBT SECURITIES - 29.08%
  2,912,673   MEMBERS Bond Fund,
              Class Y (R)......................................................         28,427,688
  2,126,395   MEMBERS High Income Fund,
              Class Y (R)......................................................         14,480,749
  3,106,312   Oppenheimer International Bond
              Fund, Class Y ...................................................         20,097,841
  1,689,849   T. Rowe Price Spectrum Income
              Fund ............................................................         19,737,435
                                                                                      ------------
                                                                                        82,743,713
                                                                                      ------------
              EQUITY SECURITIES - 40.07%
    390,259   American Beacon Large CapValue
              Fund, Institutional Class ......................................          7,824,694
  2,609,978   MEMBERS Large Cap Growth Fund,
              Class Y (R)*.....................................................         40,219,759
    982,422   MEMBERS Large Cap Value Fund,
              Class Y (R)......................................................         13,331,466
  2,725,576   MEMBERS Mid Cap Growth Fund,
              Class Y (R)......................................................         17,579,967
  1,215,697   MEMBERS Small Cap Growth Fund,
              Class Y (R)......................................................         11,500,490
    829,894   MEMBERS Small Cap Value Fund,
              Class Y (R)......................................................          7,419,248
    233,488   Neuberger Berman Partners
              Fund, Institutional Class .......................................          7,364,217
    504,825   Victory Special Value
              Fund, Class I ...................................................          8,773,852
                                                                                      ------------
                                                                                       114,013,693
                                                                                      ------------
              FOREIGN SECURITIES - 26.49%
  3,149,417   MEMBERS International
              Stock Fund, Class Y (R) .........................................         38,611,852

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
20

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES (CONTINUED)
--------------------------------------------------------------------------------------------------
              FOREIGN SECURITIES (CONTINUED)
    542,995   Principal International Emerging
              Markets Fund, Class I ...........................................       $ 14,590,276
    757,561   Thornburg International Value
              Fund, Class I ...................................................         22,188,957
                                                                                      ------------
                                                                                        75,391,085
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.97%
  2,760,869   SSgA Prime Money Market
              Fund ............................................................          2,760,869
                                                                                      ------------

              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $297,869,330**) ...........................................        284,653,094

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                           (84,922)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $284,568,172

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $298,386,187.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Equity Securities                                                       61%
Foreign Securities                                                      33%
Alternative Asset Classes                                                5%
Money Market Securities and Other Net Assets                             1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

MEMBERS Large Cap Growth Fund, Class Y                                  16%
MEMBERS International Stock Fund, Class Y                               14%
MEMBERS Mid Cap Growth Fund, Class Y                                    10%
Victory Special Value Fund, Class I                                      7%
Laudus International MarketMasters Fund, Select Shares                   7%
MEMBERS Small Cap Growth Fund, Class Y                                   7%
Thornburg International Value Fund, Class I                              7%
Neuberger Berman Partners Fund, Institutional Class                      6%
MEMBERS Small Cap Value Fund, Class Y                                    5%
MEMBERS Large Cap Value Fund, Class Y                                    5%
Principal International Emerging Markets Fund, Class I                   5%
American Beacon Large Cap Value Fund, Institutional Class                5%
Ivy Global Natural Resources Fund, Class I                               5%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 4.54%
     99,314   Ivy Global Natural Resources
              Fund, Class I ...................................................       $  4,115,571
                                                                                      ------------
              EQUITY SECURITIES - 61.43%
    206,078   American Beacon Large Cap
              Value Fund, Institutional Class .................................          4,131,868
    945,331   MEMBERS Large Cap Growth
              Fund, Class Y (R)* ..............................................         14,567,555
    325,340   MEMBERS Large Cap Value Fund,
              Class Y (R)......................................................          4,414,858
  1,437,076   MEMBERS Mid Cap Growth Fund,
              Class Y (R)......................................................          9,269,139
    673,964   MEMBERS Small Cap Growth
              Fund, Class Y (R) ...............................................          6,375,701
    547,524   MEMBERS Small Cap Value Fund,
              Class Y (R)......................................................          4,894,861
    177,524   Neuberger Berman Partners
              Fund, Institutional Class .......................................          5,599,119
    373,246   Victory Special Value
              Fund, Class I ...................................................          6,487,021
                                                                                      ------------
                                                                                        55,740,122
                                                                                      ------------
              FOREIGN SECURITIES - 33.14%
    322,736   Laudus International MarketMasters
              Fund, Select Shares..............................................          6,386,947
  1,070,715   MEMBERS International Stock
              Fund, Class Y (R) ...............................................         13,126,965
    163,016   Principal International Emerging
              Markets Fund, Class I ...........................................          4,380,241
    210,678   Thornburg International
              Value Fund, Class I .............................................          6,170,766
                                                                                      ------------
                                                                                        30,064,919
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.92%
    838,683   SSgA Prime Money Market Fund ....................................            838,683
                                                                                      ------------

              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $95,149,393) ..............................................         90,759,295
                                                                                      ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                           (27,969)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $90,731,326

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $95,535,782.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
22

================================================================================
  MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

U.S. Treasury Bills                                                     34%
FNMA                                                                    31%
Freddle Mac (FHLMC)                                                     31%
Money Market Securities and Other Net Assets                             4%

                                   [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.02%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 31.25% (A)
 $3,200,000    2.010%, due 07/09/08............................................       $  3,198,571
  2,350,000    2.070%, due 07/14/08............................................          2,348,243
  4,000,000    2.035%, due 07/21/08............................................          3,995,478
  1,500,000    2.040%, due 07/21/08............................................          1,498,300
  5,100,000    2.120%, due 07/28/08............................................          5,091,891
  1,750,000    2.170%, due 07/28/08............................................          1,747,152
  5,045,000    2.200%, due 08/06/08............................................          5,033,901
  5,000,000    2.220%, due 08/11/08............................................          4,987,358
  2,250,000    2.240%, due 08/18/08............................................          2,243,280
  2,250,000    2.240%, due 08/20/08............................................          2,243,000
  2,350,000    2.260%, due 08/20/08............................................          2,342,624
                                                                                      ------------
                                                                                        34,729,798
                                                                                      ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.15% (A)
  2,500,000    2.060%, due 07/09/08............................................          2,498,856
  3,000,000    2.080%, due 07/14/08............................................          2,997,747
  2,000,000    2.080%, due 07/16/08............................................          1,998,267
  3,000,000    2.100%, due 07/16/08............................................          2,997,375
  5,250,000    2.110%, due 07/23/08............................................          5,243,230
  4,400,000    2.150%, due 07/30/08............................................          4,392,379
    576,000    2.170%, due 07/30/08............................................            574,993
  5,000,000    2.180%, due 08/04/08............................................          4,989,706
  4,900,000    2.250%, due 08/13/08............................................          4,886,831
  1,500,000    2.220%, due 08/18/08............................................          1,495,560
  1,650,000    2.230%, due 08/18/08............................................          1,645,094
    900,000    2.270%, due 08/20/08............................................            897,162
                                                                                      ------------
                                                                                        34,617,200
                                                                                      ------------
               U.S. Treasury Bills - 33.62% (A)
  5,250,000    1.190%, due 07/10/08............................................          5,248,438
  5,000,000    1.325%, due 07/17/08............................................          4,997,056
  5,000,000    1.620%, due 07/24/08............................................          4,994,825
  5,000,000    1.395%, due 07/31/08............................................          4,994,188
  3,000,000    1.777%, due 08/07/08............................................          2,994,522
  5,000,000    1.725%, due 08/14/08............................................          4,989,458
  4,100,000    1.805%, due 08/21/08............................................          4,089,516
  5,075,000    1.630%, due 10/23/08............................................          5,048,805
                                                                                      ------------
                                                                                        37,356,808
                                                                                      ------------

               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $106,703,806) ............................................        106,703,806
                                                                                      ------------

Shares
------
INVESTMENT COMPANIES - 4.35%
--------------------------------------------------------------------------------------------------
     20,191   JPMorgan Prime Money
              Market Fund .....................................................             20,191
  4,809,852   SSgA Prime Money
              Market Fund .....................................................          4,809,852

              TOTAL INVESTMENT COMPANIES
              (Cost $4,830,043) ...............................................          4,830,043

TOTAL INVESTMENTS - 100.37%
--------------------------------------------------------------------------------------------------
(Cost $111,533,849**)..........................................................        111,533,849

NET OTHER ASSETS AND LIABILITIES - (0.37)%
--------------------------------------------------------------------------------------------------
                                                                                          (415,073)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $111,118,776

--------------------------------------------------------------------------------
  **    Aggregate cost for Federal tax purposes was $111,533,849.
 (A)    Rate noted represents annualized yield at time of purchase.

        The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

U.S. Government and Agency Obligations                                  31%
Corporate Notes and Bonds                                               27%
Mortgage Backed                                                         25%
Commercial Mortgage Backed                                               9%
Cash and Other Net Assets                                                4%
Asset Backed                                                             3%
Private Label Mortgage Backed                                            1%

                                   [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
ASSET BACKED - 2.65%
--------------------------------------------------------------------------------------------------
$   652,045   ABSC Long Beach Home Equity Loan
              Trust, Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30.............................................       $    599,714
  1,609,532   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34.............................................          1,217,370
  3,820,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14.............................................          3,804,612
  2,720,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12.............................................          2,734,629
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33.............................................          1,767,587
  1,703,663   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27.............................................          1,655,252
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33.............................................          2,977,524
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36.............................................          1,091,455
  1,450,366   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              5.483%, due 05/25/34.............................................            589,267
                                                                                      ------------
              TOTAL ASSET BACKED
              (Cost $19,782,395) ..............................................         16,437,410

COMMERCIAL MORTGAGE BACKED - 8.58%
--------------------------------------------------------------------------------------------------
  1,185,087   Bear Stearns Commercial Mortgage
              Securities, Series 2001-TOP4, Class A1
              5.060%, due 11/15/16.............................................          1,188,063
  4,100,000   Bear Stearns Commercial Mortgage
              Securities, Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40.............................................          3,443,417
  2,800,000   Bear Stearns Commercial Mortgage
              Securities, Series 2004-T16,
              Class A6 (G)
              4.750%, due 02/13/46.............................................          2,644,169
  1,810,000   Bear Stearns Commercial Mortgage
              Securities, Series 2005-T20,
              Class F (C)(G)
              4.832%, due 10/12/42.............................................          1,355,026
  4,200,000   Government National Mortgage
              Association, Series 2004-43,
              Class C (G)
              5.008%, due 12/16/25.............................................          4,160,043
  3,000,000   Greenwich Capital Commercial
              Funding Corp., Series 2004-GG1,
              Class A7 (G) 5.317%,
              due 06/10/36.....................................................          2,948,287
  6,450,000   LB-UBS Commercial Mortgage
              Trust, Series 2004-C1, Class A2
              3.624%, due 01/15/29.............................................          6,397,824
  3,200,000   LB-UBS Commercial Mortgage
              Trust, Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29.............................................          3,043,747
  5,550,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40.............................................          5,326,429
  7,000,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45.............................................          6,735,621
  5,740,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43.............................................          5,623,573
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35.............................................          1,196,179

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
24

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
$  698,008    Wachovia Bank Commercial Mortgage
              Trust, Series 2003-C6, Class A1
              3.364%, due 08/15/35.............................................       $    696,875
 8,450,000    Wachovia Bank Commercial Mortgage
              Trust, Series 2003-C8, Class A2
              3.894%, due 11/15/35.............................................          8,426,852
                                                                                      ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $55,517,303) ..............................................         53,186,105

PRIVATE LABEL MORTGAGE BACKED - 1.22%
--------------------------------------------------------------------------------------------------
 5,481,400    Banc of America Alternative Loan
              Trust, Series 2005-12, Class 3CB1
              6.000%, due 01/25/36.............................................          5,205,555
 2,553,304    Banc of America Alternative Loan
              Trust, Series 2006-3, Class 2CB1
              6.000%, due 04/25/36.............................................          2,331,542
                                                                                      ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $8,009,038) ...............................................          7,537,097

CORPORATE NOTES AND BONDS - 26.90%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 1.09%
 2,500,000    American Association of Retired Persons (C)
              7.500%, due 05/01/31.............................................          3,172,238
 4,400,000    Erac USA Finance Co. (C)
              6.700%, due 06/01/34.............................................          3,603,516
                                                                                      ------------
                                                                                         6,775,754
                                                                                      ------------
              CONSUMER STAPLES - 1.20%
 1,250,000    Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09.............................................          1,265,704
 2,330,000    Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16.............................................          2,280,003
 1,165,000    PepsiCo, Inc.
              4.650%, due 02/15/13.............................................          1,182,293
 2,700,000    Safeway, Inc.
              4.125%, due 11/01/08.............................................          2,701,747
                                                                                      ------------
                                                                                         7,429,747
                                                                                      ------------
              ENERGY - 1.46%
 2,460,000    Hess Corp.
              7.875%, due 10/01/29.............................................          2,821,391
 1,400,000    Transocean, Inc.
              6.000%, due 03/15/18.............................................          1,402,094
 2,310,000    Transocean, Inc.
              7.500%, due 04/15/31.............................................          2,529,757
 2,275,000    Valero Energy Corp.
              7.500%, due 04/15/32.............................................          2,302,455
                                                                                      ------------
                                                                                         9,055,697
                                                                                      ------------
              FINANCE - 6.22%
 2,885,000    American General Finance Corp. (O)
              5.850%, due 06/01/13.............................................          2,544,354
 2,500,000    American General Finance
              Corp., Series H
              4.625%, due 09/01/10.............................................          2,422,277
 1,165,000    Bank of America Corp.
              5.750%, due 12/01/17.............................................          1,094,070
 2,200,000    Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18.............................................          2,295,843
 2,725,000    CIT Group, Inc.
              7.625%, due 11/30/12.............................................          2,264,960
 2,750,000    Goldman Sachs Group, Inc./The (O)
              5.700%, due 09/01/12.............................................          2,758,627
 2,725,000    HCP, Inc.
              6.700%, due 01/30/18.............................................          2,449,974
 4,250,000    HSBC Finance Corp.
              6.500%, due 11/15/08.............................................          4,283,979
 3,135,000    Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17.............................................          2,766,534
 2,740,000    Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13.............................................          2,655,611
 2,700,000    SLM Corp.
              5.125%, due 08/27/12.............................................          2,349,313
 1,250,000    Swiss Re Insurance Solutions
              Holding Corp.
              7.000%, due 02/15/26.............................................          1,260,101
 1,680,000    Swiss Re Insurance Solutions
              Holding Corp.
              7.750%, due 06/15/30.............................................          1,822,385
   750,000    UBS AG/Stamford Branch
              5.750%, due 04/25/18.............................................            715,662
 2,000,000    US Bank NA/Cincinnati OH
              6.300%, due 02/04/14.............................................          2,109,556
 2,735,000    Well Fargo & Co.
              5.250%, due 10/23/12.............................................          2,715,085
 2,065,000    Western Union Co./The
              5.930%, due 10/01/16.............................................          2,025,292
                                                                                      ------------
                                                                                        38,533,623
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.59%
 3,450,000    Medco Health Solutions, Inc.
              7.250%, due 08/15/13.............................................          3,662,768
                                                                                      ------------
              HEALTH CARE - 2.77%
 2,600,000    Eli Lilly & Co.
              6.570%, due 01/01/16.............................................          2,824,310
 1,740,000    Genentech, Inc.
              5.250%, due 07/15/35.............................................          1,577,206
 3,480,000    Merck & Co., Inc. (O)
              6.400%, due 03/01/28.............................................          3,632,149
 3,500,000    Quest Diagnostics, Inc.
              5.450%, due 11/01/15.............................................          3,311,801

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
$3,600,000    WellPoint, Inc.
              5.000%, due 12/15/14.............................................        $ 3,378,053
 2,370,000    Wyeth
              6.500%, due 02/01/34.............................................          2,457,363
                                                                                      ------------
                                                                                        17,180,882
                                                                                      ------------
              INDUSTRIALS - 4.14%
   760,000    Boeing Co.
              8.625%, due 11/15/31.............................................          1,014,766
 1,380,000    Boeing Co.
              6.875%, due 10/15/43.............................................          1,512,639
 3,850,000    Dow Chemical Co./The
              5.750%, due 12/15/08.............................................          3,879,029
 1,140,000    DR Horton, Inc.
              5.250%, due 02/15/15.............................................            906,300
   585,000    EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13.............................................            589,937
 3,200,000    General Electric Co.
              5.000%, due 02/01/13.............................................          3,223,034
 3,265,000    GMAC LLC
              7.250%, due 03/02/11.............................................          2,399,811
 1,450,000    Lockheed Martin Corp.
              7.650%, due 05/01/16.............................................          1,646,700
 2,465,000    Waste Management, Inc.
              7.125%, due 12/15/17.............................................          2,638,852
 2,250,000    Westvaco Corp.
              8.200%, due 01/15/30.............................................          2,178,220
 3,000,000    Weyerhaeuser Co. (O)
              6.875%, due 12/15/33.............................................          2,785,443
 2,870,000    WM Wrigley Jr. Co.
              4.300%, due 07/15/10.............................................          2,888,491
                                                                                      ------------
                                                                                        25,663,222
                                                                                      ------------
              MEDIA - 1.10%
 3,080,000    Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22.............................................          3,723,655
 3,000,000    Rogers Communications, Inc. (D)
              6.250%, due 06/15/13.............................................          3,065,520
                                                                                      ------------
                                                                                         6,789,175
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.17%
 1,060,000    Simon Property Group L.P. (O)
              5.875%, due 03/01/17.............................................          1,017,890
                                                                                      ------------
              TELECOMMUNICATIONS - 1.36%
 2,400,000    Cisco Systems, Inc.
              5.500%, due 02/22/16.............................................          2,421,377
 4,225,000    New Cingular Wireless Services, Inc.,
              7.875%, due 03/01/11.............................................          4,498,171
 1,750,000    Sprint Nextel Corp.
              6.000%, due 12/01/16.............................................          1,505,000
                                                                                      ------------
                                                                                         8,424,548
                                                                                      ------------
              TRANSPORTATION - 1.49%
 2,925,000    Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20.............................................          3,355,999
 3,175,000    CSX Corp.
              6.250%, due 10/15/08.............................................          3,192,386
 1,268,000    Norfolk Southern Corp.
              5.590%, due 05/17/25.............................................          1,146,219
 1,400,000    Norfolk Southern Corp.
              7.050%, due 05/01/37.............................................          1,512,459
     7,633    Southwest Airlines Co. 1994-A
              Pass Through Trust, Series A3
              8.700%, due 07/01/11.............................................              8,008
                                                                                      ------------
                                                                                         9,215,071
                                                                                      ------------
              UTILITIES - 5.31%
 2,750,000    Consumers Energy Co.
              5.650%, due 04/15/20.............................................          2,685,548
 2,000,000    Energy East Corp.
              8.050%, due 11/15/10.............................................          2,149,634
 2,940,000    Illinois Power Co.
              7.500%, due 06/15/09.............................................          2,990,306
 3,445,000    Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36.............................................          3,108,978
 2,925,000    Pacific Gas & Electric Co.
              6.050%, due 03/01/34.............................................          2,820,382
 2,400,000    Progress Energy, Inc.
              7.750%, due 03/01/31.............................................          2,742,593
 3,250,000    Public Service Co. of New Mexico
              4.400%, due 09/15/08.............................................          3,238,762
 3,250,000    Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16.............................................          3,214,094
 3,500,000    Southern Power Co., Series B
              6.250%, due 07/15/12.............................................          3,646,797
 2,165,000    Southwestern Electric Power Co.,
              Series E (O)
              5.550%, due 01/15/17.............................................          2,048,363
 1,165,000    Virginia Electric and Power Co.
              5.100%, due 11/30/12.............................................          1,165,581
 3,000,000    Wisconsin Electric Power Co.
              6.500%, due 06/01/28.............................................          3,073,161
                                                                                      ------------
                                                                                        32,884,199
                                                                                      ------------

              TOTAL CORPORATE NOTES AND BONDS
              (Cost $173,463,439) .............................................        166,632,576

MORTGAGE BACKED - 25.17%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 4.05%
 3,539,562    5.000%, due 05/01/18
              Pool # E96322....................................................          3,531,303
   107,200    8.000%, due 06/01/30
              Pool # C01005....................................................            116,122
   564,999    7.000%, due 03/01/31
              Pool # C48129....................................................            596,642

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
26

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. (CONTINUED)
$  261,112    6.500%, due 03/01/32
              Pool # C65648....................................................        $   271,388
 4,021,403    5.000%, due 07/01/33
              Pool # A11325 ...................................................          3,878,219
   900,876    6.000%, due 10/01/34
              Pool # A28439 ...................................................            913,527
   901,486    6.000%, due 10/01/34
              Pool # A28598 ...................................................            914,145
 6,135,667    5.500%, due 11/01/34
              Pool # A28282 ...................................................          6,067,600
   511,652    5.000%, due 04/01/35
              Pool # A32314 ...................................................            491,996
 1,277,464    5.000%, due 04/01/35
              Pool # A32315 ...................................................          1,228,386
 1,356,392    5.000%, due 04/01/35
              Pool # A32316 ...................................................          1,304,282
   393,180    5.000%, due 04/01/35
              Pool # A32509 ...................................................            378,075
 5,631,016    5.000%, due 01/01/37
              Pool # A56371 ...................................................          5,407,645
                                                                                      ------------
                                                                                        25,099,330
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.02%
 2,843,258    4.000%, due 04/01/15
              Pool # 255719 ...................................................          2,774,102
 3,706,321    5.500%, due 04/01/16
              Pool # 745444 ...................................................          3,757,683
   202,107    6.000%, due 05/01/16
              Pool # 582558 ...................................................            207,943
   960,281    5.500%, due 09/01/17
              Pool # 657335 ...................................................            975,576
 1,189,704    5.500%, due 02/01/18
              Pool # 673194 ...................................................          1,208,653
 3,784,234    5.000%, due 05/01/20
              Pool # 813965 ...................................................          3,760,543
 3,636,116    4.500%, due 09/01/20
              Pool # 835465 ...................................................          3,537,713
   480,865    6.000%, due 05/01/21
              Pool # 253847 ...................................................            491,539
   151,963    7.000%, due 12/01/29
              Pool # 762813 ...................................................            161,308
   204,420    7.000%, due 11/01/31
              Pool # 607515 ...................................................            216,037
   332,000    6.500%, due 03/01/32
              Pool # 631377 ...................................................            344,651
     5,327    7.000%, due 04/01/32
              Pool # 641518 ...................................................              5,630
   410,378    7.000%, due 05/01/32
              Pool # 644591 ...................................................            433,701
 3,498,135    6.500%, due 06/01/32
              Pool # 545691 ...................................................          3,631,433
 4,754,508    5.500%, due 04/01/33
              Pool # 690206 ...................................................          4,714,299
 6,013,198    5.000%, due 10/01/33
              Pool # 254903 ...................................................          5,800,974
 6,123,852    5.500%, due 11/01/33
              Pool # 555880 ...................................................          6,072,063
   108,070    5.000%, due 05/01/34
              Pool # 782214 ...................................................            104,121
 1,538,248    5.000%, due 06/01/34
              Pool # 778891 ...................................................          1,482,036
 5,817,487    5.500%, due 06/01/34
              Pool # 780384 ...................................................          5,757,380
    85,701    7.000%, due 07/01/34
              Pool # 792636 ...................................................             90,381
   697,912    5.500%, due 08/01/34
              Pool # 793647 ...................................................            690,702
 3,003,116    5.500%, due 03/01/35
              Pool # 810075 ...................................................          2,969,273
 3,080,703    5.500%, due 03/01/35
              Pool # 815976 ...................................................          3,045,985
 3,700,648    5.500%, due 07/01/35
              Pool # 825283 ...................................................          3,658,944
 4,715,915    5.000%, due 08/01/35
              Pool # 829670 ...................................................          4,536,213
 2,126,671    5.500%, due 08/01/35
              Pool # 826872 ...................................................          2,102,704
 3,586,080    5.000%, due 09/01/35
              Pool # 820347 ...................................................          3,449,431
 3,876,677    5.000%, due 09/01/35
              Pool # 835699 ...................................................          3,728,955
 6,354,914    5.000%, due 10/01/35
              Pool # 797669 ...................................................          6,112,757
   869,062    5.500%, due 10/01/35
              Pool # 836912 ...................................................            859,268
 5,101,480    5.000%, due 11/01/35
              Pool # 844809 ...................................................          4,907,086
 5,078,303    5.000%, due 12/01/35
              Pool # 850561 ...................................................          4,884,792
 1,753,406    5.500%, due 02/01/36
              Pool # 851330 ...................................................          1,733,645
 1,819,410    5.500%, due 10/01/36
              Pool # 896340 ...................................................          1,796,632
 9,833,069    5.500%, due 10/01/36
              Pool # 901723 ...................................................          9,709,964
 5,237,696    6.500%, due 10/01/36
              Pool # 894118 ...................................................          5,399,635
 5,836,783    6.000%, due 11/01/36
              Pool # 902510 ...................................................          5,911,646
 4,883,597    5.500%, due 02/01/37
              Pool # 905140 ...................................................          4,822,457

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 5,182,605   5.500%, due 05/01/37
              Pool # 899323 ...................................................      $   5,115,001
  3,250,825   5.500%, due 05/01/37
              Pool # 928292 ...................................................          3,208,420
  6,024,181   6.000%, due 10/01/37
              Pool # 947563 ...................................................          6,084,907
                                                                                     -------------
                                                                                       130,256,183
                                                                                     -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
     77,585   8.000%, due 10/20/15
              Pool # 002995 ...................................................             82,259
    260,592   6.500%, due 02/20/29
              Pool # 002714 ...................................................            270,200
    235,750   6.500%, due 04/20/31
              Pool # 003068 ...................................................            244,269
                                                                                     -------------
                                                                                           596,728
                                                                                     -------------
              TOTAL MORTGAGE BACKED
              (Cost $156,656,196) .............................................        155,952,241

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.14%
--------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.70%
  4,000,000   5.875%, due 10/03/16.............................................          4,330,832
                                                                                     -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.31% (O)
  2,500,000   4.875%, due 11/15/13.............................................          2,572,518
  5,500,000   4.500%, due 01/15/14.............................................          5,566,456
                                                                                     -------------
                                                                                         8,138,974
                                                                                     -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.79%
  4,675,000   4.000%, due 09/02/08.............................................          4,682,807
  2,400,000   5.250%, due 08/01/12 (O) ........................................          2,428,858
  3,905,000   4.625%, due 10/15/14 (O) ........................................          3,970,467
                                                                                     -------------
                                                                                        11,082,132
                                                                                     -------------
              U.S. TREASURY BONDS - 1.72% (O)
  1,000,000   10.625%, due 08/15/15............................................          1,430,234
  7,350,000   6.625%, due 02/15/27.............................................          9,212,769
                                                                                     -------------
                                                                                        10,643,003
                                                                                     -------------
              U.S. TREASURY NOTES - 25.62% (O)
 12,000,000   2.625%, due 03/15/09.............................................         12,031,872
  3,640,000   4.875%, due 05/31/09.............................................          3,721,900
  2,000,000   3.500%, due 02/15/10.............................................          2,033,750
  7,500,000   2.125%, due 04/30/10.............................................          7,445,505
  9,625,000   3.875%, due 05/15/10.............................................          9,861,111
  8,750,000   3.875%, due 09/15/10.............................................          8,976,958
 13,000,000   4.500%, due 11/15/10.............................................         13,533,208
  1,485,000   4.750%, due 03/31/11.............................................          1,558,206
 23,100,000   4.625%, due 12/31/11.............................................         24,269,438
  6,425,000   4.625%, due 02/29/12.............................................          6,758,297
  6,000,000   4.875%, due 06/30/12.............................................          6,375,936
  5,660,000   3.625%, due 05/15/13.............................................          5,742,687
  1,915,000   4.000%, due 02/15/14.............................................          1,974,993
  6,150,000   4.250%, due 08/15/14.............................................          6,425,311
  6,565,000   4.250%, due 11/15/14.............................................          6,854,267
  2,750,000   4.000%, due 02/15/15.............................................          2,826,700
  8,900,000   4.250%, due 08/15/15.............................................          9,246,958
 13,100,000   4.625%, due 02/15/17.............................................         13,791,837
 11,120,000   4.500%, due 05/15/17.............................................         11,582,169
  3,600,000   4.250%, due 11/15/17.............................................          3,677,342
                                                                                     -------------
                                                                                       158,688,445
                                                                                     -------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $185,622,142) .............................................        192,883,386

Shares
------
INVESTMENT COMPANY - 3.58%
--------------------------------------------------------------------------------------------------
  22,195,101  SSgA Prime Money Market
              Fund ............................................................         22,195,101
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $22,195,101) ..............................................         22,195,101

COLLATERAL FOR SECURITIES ON LOAN - 18.47%
--------------------------------------------------------------------------------------------------
114,421,830   State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................        114,421,830
                                                                                     -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $114,421,830) .............................................        114,421,830

TOTAL INVESTMENTS - 117.71%
--------------------------------------------------------------------------------------------------
(Cost $735,667,444**)..........................................................        729,245,746

NET OTHER ASSETS AND LIABILITIES - (17.71)%
--------------------------------------------------------------------------------------------------
                                                                                      (109,742,413)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                     $ 619,503,333

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
28

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  **  Aggregate cost for Federal tax purposes was $735,936,404.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.86% of total net assets.
 (G)  Floating rate or variable rate note. Rate shown is as of June 30, 2008.

 (I) Represents investments of cash collateral received in connection with securities lending.
 (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
 (O)  All (or portion of security) on loan.
 PLC  Public Limited Company.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Health Care                                                             13%
Utilities                                                               10%
Oil and Gas                                                              9%
Telecommunications                                                       8%
Support Services                                                         7%
Gaming                                                                   6%
Media - Cable                                                            5%
Automotive                                                               4%
Cash and Other Net Assets                                                3%
Consumer Products                                                        3%
Environmental                                                            3%
Media - Broadcasting                                                     3%
Media - Diversified and Services                                         3%
Beverage/Food                                                            2%
Forestry/Paper                                                           2%
General Industrial and Manufacturing                                     2%
Metals and Mining                                                        2%
Non Food and Drug Retailers                                              2%
Packaging                                                                2%
Technology                                                               2%
Transportation                                                           2%
Aerospace/Defense                                                        1%
Chemicals                                                                1%
Food and Drug Retailers                                                  1%
Hotels                                                                   1%
Leisure and Entertainment                                                1%
Printing and Publishing                                                  1%
Restaurants                                                              1%
Investment Management                                                    0%*

* Rounds to 0%

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS - 97.13%
--------------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE - 0.82%
$   500,000   DRS Techologies, Inc.
              6.625%, due 02/01/16.............................................       $    507,500
    500,000   Moog, Inc. (C)
              7.250%, due 06/15/18.............................................            495,000
                                                                                      ------------
                                                                                         1,002,500
                                                                                      ------------
              AUTOMOTIVE - 3.70%
  1,850,000   Ford Motor Credit Co. LLC
              7.375%, due 10/28/09.............................................          1,684,941
    750,000   General Motors Nova Scotia
              Finance Co. (D)
              6.850%, due 10/15/08.............................................            725,625
    500,000   GMAC LLC (O)
              5.850%, due 01/14/09.............................................            474,790
    400,000   GMAC LLC (G)
              3.926%, due 05/15/09.............................................            376,108
  1,250,000   Goodyear Tire & Rubber Co./The (G)
              6.678%, due 12/01/09.............................................          1,240,625
                                                                                      ------------
                                                                                         4,502,089
                                                                                      ------------
              BEVERAGE/FOOD - 2.33%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11.............................................            491,250
    500,000   Constellation Brands, Inc.
              7.250%, due 05/15/17.............................................            467,500
    250,000   Constellation Brands, Inc., Series B (O)
              8.125%, due 01/15/12.............................................            248,750
  1,000,000   Del Monte Corp.
              8.625%, due 12/15/12.............................................          1,015,000
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13.............................................            177,300
    450,000   NBTY, Inc.
              7.125%, due 10/01/15.............................................            429,750
                                                                                      ------------
                                                                                         2,829,550
                                                                                      ------------
              CHEMICALS - 0.88%
    450,000   Airgas, Inc. (C)(O)
               7.125%, due 10/01/18............................................            453,375
    600,000   Nalco Co. (O)
              8.875%, due 11/15/13.............................................            615,000
                                                                                      ------------
                                                                                         1,068,375
                                                                                      ------------
              CONSUMER PRODUCTS - 2.58%
    150,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12.............................................            144,000
    290,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11.............................................            278,400
    750,000   Jarden Corp. (O)
              7.500%, due 05/01/17.............................................            652,500
    900,000   Leslie's Poolmart
              7.750%, due 02/01/13.............................................            841,500
    500,000   Visant Corp.
              7.625%, due 10/01/12.............................................            491,250
    750,000   Visant Holding Corp.
              8.750%, due 12/01/13.............................................            735,000
                                                                                      ------------
                                                                                         3,142,650
                                                                                      ------------
              ENVIRONMENTAL - 3.28%
  1,500,000   Allied Waste North America, Inc.,
              Series B
              7.125%, due 05/15/16.............................................          1,492,500
  1,000,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13.............................................            995,000
    500,000   Waste Services, Inc. (O)
              9.500%, due 04/15/14.............................................            505,000
  1,000,000   WCA Waste Corp.
              9.250%, due 06/15/14.............................................          1,002,500
                                                                                      ------------
                                                                                         3,995,000
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.61%
    250,000   Stater Brothers Holdings (O)
              8.125%, due 06/15/12.............................................            251,250

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
30

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FOOD & DRUG RETAILERS (CONTINUED)
$   500,000   Stater Brothers Holdings (O)
              7.750%, due 04/15/15.............................................       $    496,250
                                                                                      ------------
                                                                                           747,500
                                                                                      ------------
              FORESTRY/PAPER - 2.33%
    250,000   Domtar Corp. (O)
              7.875%, due 10/15/11.............................................            251,250
    750,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17.............................................            705,000
    150,000   NewPage Corp.
              10.000%, due 05/01/12............................................            151,875
    750,000   Rock-Tenn Co. (C)
              9.250%, due 03/15/16.............................................            795,000
    500,000   Smurfit-Stone Container
              Enterprises, Inc.
              8.375%, due 07/01/12.............................................            438,750
    500,000   Verso Paper Holdings LLC/
              Verso Paper, Inc., Series B
              9.125%, due 08/01/14.............................................            488,750
                                                                                      ------------
                                                                                         2,830,625
                                                                                      ------------
              GAMING - 6.50%
    500,000   Caesars Entertainment, Inc. (O)
              7.875%, due 03/15/10.............................................            455,000
    200,000   Chukchansi Economic Development
              Authority (C)(G)
              6.328%, due 11/15/12.............................................            167,500
    650,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12.............................................            638,625
    350,000   MGM Mirage
              6.000%, due 10/01/09.............................................            344,313
    400,000   MGM Mirage (O)
              8.375%, due 02/01/11.............................................            386,000
  1,000,000   MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10.............................................          1,000,000
    500,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15.............................................            485,000
  1,000,000   Pinnacle Entertainment, Inc. (O)
              8.250%, due 03/15/12.............................................            982,500
    365,000   Pinnacle Entertainment, Inc. (O)
              8.750%, due 10/01/13.............................................            365,000
    750,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16.............................................            746,250
    750,000   Seneca Gaming Corp.
              7.250%, due 05/01/12.............................................            703,125
  1,000,000   Seneca Gaming Corp., Series B
              7.250%, due 05/01/12.............................................            937,500
    750,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24.............................................            693,750
                                                                                      ------------
                                                                                         7,904,563
                                                                                      ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.27%
    750,000   Baldor Electric Co. (O)
              8.625%, due 02/15/17.............................................            753,750
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15.............................................            259,375
    750,000   SPX Corp. (C)
              7.625%, due 12/15/14.............................................            761,250
    500,000   Terex Corp. (O)
              8.000%, due 11/15/17.............................................            496,250
    550,000   Trimas Corp.
              9.875%, due 06/15/12.............................................            485,375
                                                                                      ------------
                                                                                         2,756,000
                                                                                      ------------
              HEALTH CARE - 12.89%
    250,000   Advanced Medical Optics, Inc. (O)
              7.500%, due 05/01/17.............................................            230,000
    750,000   Advanced Medical Optics, Inc. (P)
              3.250%, due 08/01/26.............................................            546,563
    450,000   Biomet, Inc.
              10.000%, due 10/15/17............................................            480,375
  1,000,000   Carriage Services, Inc.
              7.875%, due 01/15/15.............................................            960,000
  1,500,000   Community Health Systems, Inc.
              8.875%, due 07/15/15.............................................          1,509,375
  1,500,000   DaVita, Inc. (O)
              7.250%, due 03/15/15.............................................          1,458,750
    750,000   HCA, Inc./DE
              8.750%, due 09/01/10.............................................            759,375
    500,000   HCA, Inc./DE
              6.750%, due 07/15/13.............................................            438,750
  1,250,000   HCA, Inc./DE
              9.250%, due 11/15/16.............................................          1,287,500
  1,000,000   Health Management Associates,
              Inc. (O)(P)
              4.375%, due 08/01/23.............................................            996,250
    750,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14.............................................            757,500
    750,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15.............................................            742,500
    650,000   ReAble Therapeutics Finance LLC/
              ReAble Therapeutics Finance Corp. (C)
              10.875%, due 11/15/14............................................            650,000
    500,000   Res-Care, Inc.
              7.750%, due 10/15/13.............................................            476,250
    500,000   Service Corp. International/US
              7.375%, due 10/01/14.............................................            500,000
    500,000   Service Corp. International/US
              7.625%, due 10/01/18.............................................            498,750
    500,000   Stewart Enterprises, Inc.
              6.250%, due 02/15/13.............................................            475,000

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
$   750,000   United Surgical Partners
              International, Inc.
              8.875%, due 05/01/17.............................................       $    697,500
    650,000   Universal Hospital Services, Inc. (G)
              6.303%, due 06/01/15.............................................            607,750
    600,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14.............................................            594,000
  1,000,000   Warner Chilcott Corp.
              8.750%, due 02/01/15.............................................          1,015,000
                                                                                      ------------
                                                                                        15,681,188
                                                                                      ------------
              HOTELS - 0.94%
  1,000,000   Gaylord Entertainment Co. (O)
              8.000%, due 11/15/13.............................................            960,000
    200,000   Host Hotels & Resorts L.P., Series O
              6.375%, due 03/15/15.............................................            177,000
                                                                                      ------------
                                                                                         1,137,000
                                                                                      ------------
              INVESTMENT MANAGEMENT - 0.38%
    500,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15............................................            461,250
                                                                                      ------------
              LEISURE & ENTERTAINMENT - 0.52%
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13.............................................            633,750
                                                                                      ------------
              MEDIA - BROADCASTING - 2.60%
  1,254,000   Allbritton Communications Co.
              7.750%, due 12/15/12.............................................          1,219,515
  1,500,000   LIN Television Corp. (O)
              6.500%, due 05/15/13.............................................          1,372,500
    250,000   LIN Television Corp., Series B
              6.500%, due 05/15/13.............................................            228,750
    341,000   Sinclair Television Group, Inc. (O)
              8.000%, due 03/15/12.............................................            343,558
                                                                                      ------------
                                                                                         3,164,323
                                                                                      ------------
              MEDIA - CABLE - 5.21%
  1,500,000   Cablevision Systems Corp., Series B (G)
              7.133%, due 04/01/09.............................................          1,500,000
    750,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12.............................................            708,750
    500,000   DirecTV Holdings LLC/
              DirecTV Financing Co. (O)
              8.375%, due 03/15/13.............................................            515,000
    500,000   Echostar DBS Corp.
              5.750%, due 10/01/08.............................................            500,000
  1,250,000   Echostar DBS Corp.
              7.125%, due 02/01/16.............................................          1,153,125
    750,000   Mediacom Broadband LLC (O)
              8.500%, due 10/15/15.............................................            670,312
    250,000   Videotron, Ltd. (C)(D)
              9.125%, due 04/15/18.............................................            261,250
  1,100,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16.............................................          1,031,250
                                                                                      ------------
                                                                                         6,339,687
                                                                                      ------------
              MEDIA - DIVERSIFIED & SERVICES - 3.36%
  1,000,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14.............................................          1,011,250
    500,000   Intelsat Jackson Holdings, Ltd. (D)
              9.250%, due 06/15/16.............................................            503,750
    750,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16............................................            759,375
    210,000   Lamar Media Corp. (O)
              7.250%, due 01/01/13.............................................            201,862
    500,000   Lamar Media Corp. (O)
              6.625%, due 08/15/15.............................................            455,000
    500,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15.............................................            455,000
    750,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16.............................................            697,500
                                                                                      ------------
                                                                                         4,083,737
                                                                                      ------------
              METALS AND MINING - 2.32%
  1,100,000   Arch Western Finance LLC
              6.750%, due 07/01/13.............................................          1,078,000
  1,000,000   Massey Energy Co.
              6.625%, due 11/15/10.............................................          1,000,000
    750,000   Peabody Energy Corp. (O)
              7.375%, due 11/01/16.............................................            748,125
                                                                                      ------------
                                                                                         2,826,125
                                                                                      ------------
              NON FOOD & DRUG RETAILERS - 2.10%
    500,000   Buhrmann US, Inc.
              7.875%, due 03/01/15.............................................            558,690
  1,000,000   Sally Holdings LLC (O)
              9.250%, due 11/15/14.............................................            960,000
    640,000   Susser Holdings LLC
              10.625%, due 12/15/13............................................            649,600
    500,000   Yankee Acquisition Corp./
              MA, Series B (O)
              8.500%, due 02/15/15.............................................            390,000
                                                                                      ------------
                                                                                         2,558,290
                                                                                      ------------
              OIL & GAS - 8.95%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15.............................................            472,500
    500,000   Cimarex Energy Co.
              7.125%, due 05/01/17.............................................            491,250
  1,000,000   Complete Production Services, Inc................................
              8.000%, due 12/15/16.............................................            998,750
    700,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13.............................................            687,750

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
32

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              OIL & GAS (CONTINUED)
$   500,000   Encore Acquisition Co.
              6.000%, due 07/15/15.............................................       $    470,000
  1,000,000   EXCO Resources, Inc.
              7.250%, due 01/15/11.............................................            982,500
    250,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16.............................................            256,250
    750,000   Key Energy Services, Inc. (C)
              8.375%, due 12/01/14.............................................            765,000
    750,000   Mariner Energy, Inc.
              8.000%, due 05/15/17.............................................            725,625
  1,000,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13.............................................          1,025,000
    500,000   PetroHawk Energy Corp. (C)
              7.875%, due 06/01/15.............................................            488,125
  1,500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17.............................................          1,323,750
    250,000   Range Resources Corp.
              6.375%, due 03/15/15.............................................            238,750
    500,000   Range Resources Corp.
              7.250%, due 05/01/18.............................................            496,250
    500,000   SandRidge Energy, Inc. (C)
              8.000%, due 06/01/18.............................................            502,500
  1,000,000   W&T Offshore, Inc. (C)
              8.250%, due 06/15/14.............................................            965,000
                                                                                      ------------
                                                                                        10,889,000
                                                                                      ------------
              PACKAGING - 1.62%
  1,000,000   Ball Corp.
              6.625%, due 03/15/18.............................................            975,000
    750,000   BWAY Corp.
              10.000%, due 10/15/10............................................            750,000
    250,000   Greif, Inc.
              6.750%, due 02/01/17.............................................            241,250
                                                                                      ------------
                                                                                         1,966,250
                                                                                      ------------
              PRINTING & PUBLISHING - 0.52%
    750,000   Cenveo Corp. (O)
              7.875%, due 12/01/13.............................................            626,250
                                                                                      ------------
              RESTAURANTS - 0.69%
  1,000,000   Seminole Hard Rock
              Entertainment, Inc. (C)(G)
              5.276%, due 03/15/14.............................................            840,000
                                                                                      ------------
              SUPPORT SERVICES - 7.25%
  1,750,000   ARAMARK Corp. (O)
              8.500%, due 02/01/15.............................................          1,715,000
    500,000   Cardtronics, Inc.
              9.250%, due 08/15/13.............................................            472,500
  1,000,000   Corrections Corp. of America
              7.500%, due 05/01/11.............................................          1,005,000
   750,000    Education Management LLC/
              Education Management Finance Corp.
              10.250%, due 06/01/16............                                            690,000
  1,000,000   FTI Consulting, Inc.
              7.750%, due 10/01/16.............................................          1,025,000
    850,000   Hertz Corp./The
              8.875%, due 01/01/14.............................................            777,750
    500,000   HUB International Holdings,
              Inc. (C)
              10.250%, due 06/15/15............                                            410,000
    300,000   Iron Mountain, Inc. (O)
              8.625%, due 04/01/13.............................................            301,500
    640,000   Iron Mountain, Inc.
              7.750%, due 01/15/15.............................................            636,800
    300,000   Lender Processing Services,
              Inc. (C)(H)
              8.125%, due 07/01/16.............................................            300,375
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15.............................................            477,500
    750,000   VeriFone Holdings, Inc. (C)(P)
              1.625%, due 06/15/12.............................................            553,125
    500,000   West Corp.
              9.500%, due 10/15/14.............................................            450,000
                                                                                      ------------
                                                                                         8,814,550
                                                                                      ------------
              TECHNOLOGY - 2.19%
    500,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13.............................................            477,500
    500,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13.............................................            505,000
    500,000   Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15............................................            502,500
  1,250,000   Syniverse Technologies, Inc.,
              Series B
              7.750%, due 08/15/13.............................................          1,175,000
                                                                                      ------------
                                                                                         2,660,000
                                                                                      ------------
              TELECOMMUNICATIONS - 8.00%
  1,000,000   Centennial Communications Corp. (G)
              8.448%, due 01/01/13.............................................            965,000
  1,000,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14.............................................            967,500
    700,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28.............................................            560,000
  1,250,000   Citizens Communications Co. (O)
              6.625%, due 03/15/15.............................................          1,134,375
    500,000   Citizens Communications Co.
              7.875%, due 01/15/27.............................................            437,500
  1,500,000   Nordic Telephone Co.
              Holdings ApS (C)(D)
              8.875%, due 05/01/16.............................................          1,470,000

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (CONTINUED)
$   750,000   PAETEC Holding Corp.
              9.500%, due 07/15/15.............................................       $    691,875
    500,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11.............................................            485,000
    625,000   Qwest Communications
              International, Inc. (G)
              6.176%, due 02/15/09.............................................            621,875
  1,000,000   Qwest Communications
              International, Inc., Series B
              7.500%, due 02/15/14.............................................            950,000
  1,000,000   Windstream Corp.
              8.625%, due 08/01/16.............................................            997,500
    500,000   Windstream Corp.
              7.000%, due 03/15/19.............................................            453,750
                                                                                      ------------
                                                                                         9,734,375
                                                                                      ------------
              TRANSPORTATION - 2.38%
    500,000   Bristow Group, Inc.
              6.125%, due 06/15/13.............................................            481,250
    750,000   Bristow Group, Inc.
              7.500%, due 09/15/17.............................................            751,875
    500,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14.............................................            518,750
    755,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14.............................................            760,662
    400,000   Hornbeck Offshore Services, Inc.,
              Series B
              6.125%, due 12/01/14.............................................            384,000
                                                                                      ------------
                                                                                         2,896,537
                                                                                      ------------
              UTILITIES - 9.91%
  1,000,000   AES Corp./The (C)
              8.000%, due 06/01/20.............................................            965,000
    250,000   Dynegy Holdings, Inc.
              6.875%, due 04/01/11.............................................            247,188
  1,000,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16.............................................            970,000
  1,500,000   Edison Mission Energy
              7.200%, due 05/15/19.............................................          1,398,750
  1,700,000   El Paso Corp.
              7.250%, due 06/01/18.............................................          1,674,500
  1,000,000   Energy Future Holdings Corp. (C)(O)
              10.875%, due 11/01/17............................................          1,010,000
  1,000,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance
              8.750%, due 06/15/12.............................................            980,000
    500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14.............................................            465,000
  1,000,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp. (C)
              8.750%, due 04/15/18.............................................          1,022,500
  1,750,000   NRG Energy, Inc.
              7.375%, due 02/01/16.............................................          1,647,187
  1,000,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp. (O)
              6.875%, due 12/15/13.............................................           945,000
    750,000   Texas Competitive Electric
              Holdings Co. LLC (C)
              10.250%, due 11/01/15............................................            735,000
                                                                                      ------------
                                                                                        12,060,125
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $122,012,700) .............................................        118,151,289

Shares
------
INVESTMENT COMPANY - 1.32%
--------------------------------------------------------------------------------------------------
  1,605,830   SSgA Prime Money
              Market Fund (N)..................................................          1,605,830
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $1,605,830) ...............................................          1,605,830
                                                                                      ------------
COLLATERAL FOR SECURITIES ON LOAN - 16.32%
--------------------------------------------------------------------------------------------------
 19,855,472   State Street Navigator Securities
              Lending Prime Portfolio (I)......................................         19,855,472
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $19,855,472) ..............................................         19,855,472

TOTAL INVESTMENTS - 114.77%
--------------------------------------------------------------------------------------------------
(Cost $143,474,002**)..........................................................        139,612,591

NET OTHER ASSETS AND LIABILITIES - (14.77)%
--------------------------------------------------------------------------------------------------
                                                                                       (17,973,733)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $121,638,858

--------------------------------------------------------------------------------
 ** Aggregate cost for Federal tax purposes was $143,596,234.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
34

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.39% of total net assets.
(G) Floating rate or variable rate note. Rate shown is as of June 30, 2008.
(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(I) Represents investments of cash collateral received in connection with securities lending.
(N) Security segregated for forward or when-issued purchase commitments outstanding as of June 30, 2008.
(O) All (or portion of security) on loan.
(P) Convertible.
PLC Public Limited Company.

    The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Common Stocks                                                           42%
Corporate Notes and Bonds                                               20%
Mortgage Backed                                                         17%
U.S. Government and Agency Obligations                                  11%
Commercial Mortgage Backed                                               5%
Asset Backed                                                             2%
Cash and Other Net Assets                                                2%
Private Label Mortgage Backed                                            1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
---------                                                                           --------------
COMMON STOCKS - 41.40%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 2.16%
     96,000   Carnival Corp. (O) ..............................................       $  3,164,160
     65,000   Harley-Davidson, Inc. (O) .......................................          2,356,900
    135,000   Home Depot, Inc. ................................................          3,161,700
     52,000   McDonald's Corp. ................................................          2,923,440
                                                                                      ------------
                                                                                        11,606,200
                                                                                      ------------
              CONSUMER STAPLES - 5.68%
    159,000   Altria Group, Inc. ..............................................          3,269,040
     56,800   Anheuser-Busch Cos., Inc. .......................................          3,528,416
     64,000   Coca-Cola Co./The ...............................................          3,326,720
     60,200   Kimberly-Clark Corp. ............................................          3,598,756
     81,918   Kraft Foods, Inc., Class A ......................................          2,330,567
     19,000   PepsiCo, Inc. ...................................................          1,208,210
    151,000   Philip Morris International,
              Inc. ............................................................          7,457,890
     38,300   Procter & Gamble Co..............................................          2,329,023
    126,000   SYSCO Corp. (O)..................................................          3,466,260
                                                                                      ------------
                                                                                        30,514,882
                                                                                      ------------
              ENERGY - 3.85%
     35,200   BP PLC, ADR .....................................................          2,448,864
    127,000   Chevron Corp. ...................................................         12,589,510
     59,600   ConocoPhillips ..................................................          5,625,644
                                                                                      ------------
                                                                                        20,664,018
                                                                                      ------------
              FINANCIALS - 8.60%
     53,014   Allstate Corp./The ..............................................          2,416,908
    268,996   Bank of America Corp. ...........................................          6,420,935
     76,400   BB&T Corp. (O)...................................................          1,739,628
    200,005   Citigroup, Inc. .................................................          3,352,084
     19,000   Hartford Financial Services
              Group, Inc. .....................................................          1,226,830
    227,054   JPMorgan Chase & Co. ............................................          7,790,223
     95,000   Marsh & McLennan Cos., Inc.                                                2,522,250
     31,000   PNC Financial Services Group,
              Inc. ............................................................          1,770,100
     38,700   SunTrust Banks, Inc. (O) ........................................          1,401,714
     28,500   Travelers Cos., Inc./The.........................................          1,236,900
    256,000   US Bancorp (O)...................................................          7,139,840
    113,600   Wachovia Corp. (O) ..............................................          1,764,208
    310,000   Wells Fargo & Co. ...............................................          7,362,500
                                                                                      ------------
                                                                                        46,144,120
                                                                                      ------------
              HEALTH CARE - 7.78%
     70,500   Abbott Laboratories .............................................          3,734,385
    193,000   Bristol-Myers Squibb Co. ........................................          3,962,290
     59,000   Eli Lilly & Co. .................................................          2,723,440
    193,000   Johnson & Johnson................................................         12,417,620
    156,000   Merck & Co., Inc. ...............................................          5,879,640
    475,019   Pfizer, Inc. ....................................................          8,298,582
     99,000   Wyeth............................................................          4,748,040
                                                                                      ------------
                                                                                        41,763,997
                                                                                      ------------
              INDUSTRIALS - 3.62%
     34,000   3M Co. ..........................................................          2,366,060
    383,000   General Electric Co. ............................................         10,222,270
     84,000   United Parcel Service,
              Inc., Class B....................................................          5,163,480
     45,100   Waste Management, Inc. ..........................................          1,700,721
                                                                                      ------------
                                                                                        19,452,531
                                                                                      ------------
              INFORMATION TECHNOLOGY - 1.35%
     85,000   Automatic Data Processing,
              Inc. ............................................................          3,561,500
     50,000   Intel Corp. .....................................................          1,074,000
     83,700   Paychex, Inc. ...................................................          2,618,136
                                                                                      ------------
                                                                                         7,253,636
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
36

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
---------                                                                           --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MATERIALS - 2.30%
     30,000   Dow Chemical Co./The (O) ........................................       $  1,047,300
    130,500   EI Du Pont de Nemours & Co. .....................................          5,597,145
      5,300   Freeport-McMoRan Copper &
              Gold, Inc. ......................................................            621,107
     39,000   Nucor Corp. (O) .................................................          2,912,130
     42,700   Weyerhaeuser Co. (O).............................................          2,183,678
                                                                                      ------------
                                                                                        12,361,360
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 3.28%
    304,515   AT&T, Inc. ......................................................         10,259,110
     25,000   Embarq Corp. ....................................................          1,181,750
    174,000   Verizon Communications, Inc. ....................................          6,159,600
                                                                                      ------------
                                                                                        17,600,460
                                                                                      ------------
              UTILITIES - 2.78%
     60,800   Consolidated Edison, Inc. (O)                                              2,376,672
    149,000   Duke Energy Corp. ...............................................          2,589,620
     30,500   FirstEnergy Corp. ...............................................          2,511,065
     64,000   PG&E Corp. (O) ..................................................          2,540,160
     56,500   Progress Energy, Inc. ...........................................          2,363,395
     72,000   Southern Co. ....................................................          2,514,240
                                                                                      ------------
                                                                                        14,895,152
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $231,574,927) .............................................        222,256,356

COMMON STOCK UNIT - 0.39%
--------------------------------------------------------------------------------------------------
              FINANCIALS - 0.39%
     38,000   AllianceBernstein Holding L.P. ..................................          2,077,840
                                                                                      ------------
              TOTAL COMMON STOCK UNIT
              (Cost $3,229,736) ...............................................          2,077,840

PAR VALUE
---------
ASSET BACKED - 1.81%
--------------------------------------------------------------------------------------------------
$   599,648   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30.............................................            551,523
    843,088   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34.............................................            637,670
  1,975,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13.............................................          1,905,844
  2,045,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14.............................................          2,036,762
  1,300,372   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33.............................................            646,325
  1,460,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12.............................................          1,467,852
  1,120,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33.............................................            989,849
    756,959   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27.............................................            735,449
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36.............................................            452,017
    675,115   Wells Fargo Home Equity Trust,
              Series 2004-2, Class   M8A (C)(G)
              5.483%, due 05/25/34.............................................            274,292
                                                                                      ------------
              TOTAL ASSET BACKED
              (Cost $11,730,200) ..............................................          9,697,583

COMMERCIAL MORTGAGE BACKED - 5.45%
--------------------------------------------------------------------------------------------------
    555,176   Bear Stearns Commercial
              Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16.............................................            556,570
 1,815,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40.............................................          1,524,342
 1,325,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46.............................................          1,251,258
   765,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              4.832%, due 10/12/42.............................................            572,705
 3,025,583    GMAC Commercial Mortgage
              Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33.............................................          3,125,505
 2,100,000    Government National
              Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25.............................................          2,080,022
 1,400,000    Greenwich Capital Commercial
              Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36.............................................          1,375,867
 2,900,000    LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29.............................................          2,876,541

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
 $1,600,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29.............................................       $  1,521,873
  2,600,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40.............................................          2,495,264
  2,500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45.............................................          2,405,579
  2,710,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43.............................................          2,655,032
  2,690,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35.............................................          2,216,883
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35.............................................            546,925
    326,114   Wachovia Bank Commercial
              Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35.............................................            325,584
  3,760,000   Wachovia Bank Commercial
              Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35.............................................          3,749,700
                                                                                      ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $30,718,573) ..............................................         29,279,650

PRIVATE LABEL MORTGAGE BACKED - 1.38%
--------------------------------------------------------------------------------------------------
  2,119,475   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36.............................................          2,012,814
  2,834,770   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36.............................................          2,588,563
  3,041,388   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46.............................................          2,826,590
                                                                                      ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $7,995,264) ...............................................          7,427,967

CORPORATE NOTES AND BONDS - 19.64%
--------------------------------------------------------------------------------------------------
              BEVERAGE/FOOD - 0.35%
  2,025,000   Kraft Foods, Inc.
              6.500%, due 11/01/31.............................................          1,874,247
                                                                                      ------------
              CONSUMER DISCRETIONARY - 1.46%
  2,000,000   American Association of Retired
              Persons (C)
              7.500%, due 05/01/31.............................................          2,537,790
  2,400,000   Centex Corp.
              4.875%, due 08/15/08.............................................          2,391,000
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34.............................................          1,515,115
  1,600,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16.............................................          1,400,000
                                                                                      ------------
                                                                                         7,843,905
                                                                                      ------------
              CONSUMER STAPLES - 0.57%
  1,055,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16.............................................          1,032,362
    620,000   PepsiCo, Inc.
              4.650%, due 02/15/13.............................................            629,203
  1,400,000   Safeway, Inc.
              4.125%, due 11/01/08.............................................          1,400,906
                                                                                      ------------
                                                                                         3,062,471
                                                                                      ------------
              ENERGY - 1.26%
  2,000,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15.............................................          1,890,000
  1,500,000   ConocoPhillips
              6.650%, due 07/15/18.............................................          1,643,745
  1,150,000   Hess Corp.
              7.875%, due 10/01/29.............................................          1,318,943
    750,000   Transocean, Inc.
              6.000%, due 03/15/18.............................................            751,122
  1,030,000   Transocean, Inc.
              7.500%, due 04/15/31.............................................          1,127,987
                                                                                      ------------
                                                                                         6,731,797
                                                                                      ------------
              FINANCE - 4.54%
  1,115,000   American General Finance Corp.
              5.850%, due 06/01/13.............................................            983,346
  1,500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10.............................................          1,453,367
    620,000   Bank of America Corp.
              5.750%, due 12/01/17.............................................            582,252
  1,130,000   Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18.............................................          1,179,228
  1,450,000   CIT Group, Inc.
              7.625%, due 11/30/12.............................................          1,205,208
  1,450,000   HCP, Inc.
              6.700%, due 01/30/18.............................................          1,303,656
  1,350,000   HSBC Finance Corp.
              6.500%, due 11/15/08.............................................          1,360,793
  1,735,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17.............................................          1,531,080

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
38

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCE (CONTINUED)
 $1,415,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13.............................................       $  1,371,419
  2,400,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12.............................................          2,554,802
  3,240,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11.............................................          3,216,575
  1,505,000   SLM Corp.
              5.125%, due 08/27/12.............................................          1,309,525
  1,000,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.000%, due 02/15/26.............................................          1,008,081
    785,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.750%, due 06/15/30.............................................            851,531
  2,000,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14.............................................          2,109,556
  1,450,000   Well Fargo & Co.
              5.250%, due 10/23/12.............................................          1,439,442
    935,000   Western Union Co./The
              5.930%, due 10/01/16.............................................            917,021
                                                                                      ------------
                                                                                        24,376,882
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.31%
  1,550,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13.............................................          1,645,592
                                                                                      ------------
              HEALTH CARE - 2.05%
  3,950,000   Amgen, Inc.
              5.850%, due 06/01/17.............................................          3,890,612
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16.............................................          1,303,528
    740,000   Genentech, Inc.
              5.250%, due 07/15/35.............................................            670,765
  1,220,000   Merck & Co., Inc.
              6.400%, due 03/01/28.............................................          1,273,340
  1,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15.............................................          1,419,343
  1,400,000   WellPoint, Inc.
              5.000%, due 12/15/14.............................................          1,313,687
  1,100,000   Wyeth
              6.500%, due 02/01/34.............................................          1,140,548
                                                                                      ------------
                                                                                        11,011,823
                                                                                      ------------
              INDUSTRIALS - 1.52%
    350,000   Boeing Co.
              8.625%, due 11/15/31.............................................            467,327
    620,000   Boeing Co.
              6.875%, due 10/15/43.............................................            679,591
    515,000   DR Horton, Inc.
              5.250%, due 02/15/15.............................................            409,425
    310,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13.............................................            312,616
  1,000,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09.............................................            954,857
  1,450,000   GMAC LLC
              7.250%, due 03/02/11.............................................          1,065,766
    780,000   Lockheed Martin Corp.
              7.650%, due 05/01/16.............................................            885,811
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17.............................................          1,231,107
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30.............................................            992,301
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10.............................................          1,177,538
                                                                                      ------------
                                                                                         8,176,339
                                                                                      ------------
              MEDIA - 0.65%
  1,780,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22.............................................          2,151,983
  1,315,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13.............................................          1,343,719
                                                                                      ------------
                                                                                         3,495,702
                                                                                      ------------
              PIPELINE - 0.30%
  1,600,000   Panhandle Eastern Pipeline Co.
              4.800%, due 08/15/08.............................................          1,599,610
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.05%
  2,685,000   Equity One, Inc.
              3.875%, due 04/15/09.............................................          2,631,214
  2,400,000   Nationwide Health Properties, Inc.,
              Series D
              8.250%, due 07/01/12.............................................          2,513,983
    530,000   Simon Property Group L.P.
              5.875%, due 03/01/17.............................................            508,945
                                                                                      ------------
                                                                                         5,654,142
                                                                                      ------------
              TELECOMMUNICATIONS - 0.31%
    960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16.............................................            968,551
    795,000   Sprint Nextel Corp.
              6.000%, due 12/01/16.............................................            683,700
                                                                                      ------------
                                                                                         1,652,251
                                                                                      ------------
              TRANSPORTATION - 0.99%
  1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20.............................................          1,566,133
  1,725,000   CSX Corp.
              6.250%, due 10/15/08.............................................          1,734,446
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25.............................................            865,088
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37.............................................          1,134,344
                                                                                      ------------
                                                                                         5,300,011
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UTILITIES - 4.28%
 $1,250,000   Consumers Energy Co.
              5.650%, due 04/15/20.............................................       $  1,220,704
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10.............................................          2,149,634
  1,300,000   Illinois Power Co.
              7.500%, due 06/15/09.............................................          1,322,244
  1,555,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36.............................................          1,403,327
  4,000,000   Midamerican Energy Co.
              5.650%, due 07/15/12.............................................          4,103,216
  1,600,000   Nevada Power Co., Series R
              6.750%, due 07/01/37.............................................          1,563,611
  1,365,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34.............................................          1,316,178
  2,000,000   Progress Energy, Inc.
              7.750%, due 03/01/31.............................................          2,285,494
  1,750,000   Public Service Co. of New Mexico
              4.400%, due 09/15/08.............................................          1,743,949
    474,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16.............................................            468,763
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12.............................................          1,562,913
    835,000   Southwestern Electric Power Co.,
              Series E
              5.550%, due 01/15/17.............................................            790,015
    620,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12.............................................            620,310
  2,400,000   Westar Energy, Inc.
              6.000%, due 07/01/14.............................................          2,432,719
                                                                                      ------------
                                                                                        22,983,077
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $108,663,982) .............................................        105,407,849

MORTGAGE BACKED - 17.34%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.78%
     85,760   8.000%, due 06/01/30
              Pool # C01005....................................................             92,898
    418,445   6.500%, due 01/01/32
              Pool # C62333....................................................            435,175
    106,226   6.500%, due 03/01/32
              Pool # C65648....................................................            110,406
  4,021,403   5.000%, due 07/01/33
              Pool # A11325 ...................................................          3,878,219
    417,797   6.000%, due 10/01/34
              Pool # A28439 ...................................................            423,664
    418,081   6.000%, due 10/01/34
              Pool # A28598 ...................................................            423,952
    276,683   5.000%, due 04/01/35
              Pool # A32314 ...................................................            266,054
    570,444   5.000%, due 04/01/35
              Pool # A32315 ...................................................            548,529
    466,258   5.000%, due 04/01/35
              Pool # A32316 ...................................................            448,345
    261,129   5.000%, due 04/01/35
              Pool # A32509 ...................................................            251,096
  2,815,508   5.000%, due 01/01/37
              Pool # A56371 ...................................................          2,703,822
                                                                                      ------------
                                                                                         9,582,160
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.52%
  1,334,863   4.000%, due 04/01/15
              Pool # 255719 ...................................................          1,302,395
  1,432,335   5.500%, due 04/01/16
              Pool # 745444 ...................................................          1,452,185
    370,530   6.000%, due 05/01/16
              Pool # 582558 ...................................................            381,229
  2,230,802   5.000%, due 12/01/17
              Pool # 672243 ...................................................          2,228,688
  2,235,317   4.500%, due 09/01/20
              Pool # 835465 ...................................................          2,174,823
    409,094   6.000%, due 05/01/21
              Pool # 253847 ...................................................            418,175
     71,165   7.000%, due 12/01/29
              Pool # 762813 ...................................................             75,542
    204,420   7.000%, due 11/01/31
              Pool # 607515 ...................................................            216,037
      2,853   7.000%, due 04/01/32
              Pool # 641518 ...................................................              3,015
    225,611   7.000%, due 05/01/32
              Pool # 644591 ...................................................            238,433
  1,264,710   6.500%, due 06/01/32
              Pool # 545691 ...................................................          1,312,903
  1,043,596   6.500%, due 09/01/33
              Pool # 737582 ...................................................          1,082,058
  1,652,720   5.500%, due 10/01/33
              Pool # 254904 ...................................................          1,638,743
  6,123,852   5.500%, due 11/01/33
              Pool # 555880 ...................................................          6,072,063
  4,684,027   5.000%, due 05/01/34
              Pool # 780890 ...................................................          4,512,859
     41,020   7.000%, due 07/01/34
              Pool # 792636 ...................................................             43,260
    674,254   5.500%, due 08/01/34
              Pool # 793647 ...................................................            667,288
  2,988,966   5.500%, due 03/01/35
              Pool # 815976 ...................................................          2,955,282

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
40

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
 $1,538,513   5.500%, due 07/01/35
              Pool # 825283 ...................................................       $  1,521,174
    933,218   5.500%, due 08/01/35
              Pool # 826872 ...................................................            922,701
  1,465,648   5.000%, due 09/01/35
              Pool # 820347 ...................................................          1,409,799
  1,622,731   5.000%, due 09/01/35
              Pool # 835699 ...................................................          1,560,896
  1,990,696   5.000%, due 10/01/35
              Pool # 797669 ...................................................          1,914,840
  1,899,096   5.500%, due 10/01/35
              Pool # 836912 ...................................................          1,877,694
  2,124,390   5.000%, due 12/01/35
              Pool # 850561 ...................................................          2,043,439
  3,854,193   5.500%, due 12/01/35
              Pool # 844583 ...................................................          3,810,758
    787,523   5.500%, due 02/01/36
              Pool # 851330 ...................................................            778,648
  2,788,417   5.500%, due 09/01/36
              Pool # 831820 ...................................................          2,753,507
  3,566,995   6.000%, due 09/01/36
              Pool # 831741 ...................................................          3,603,710
    818,609   5.500%, due 10/01/36
              Pool # 896340 ...................................................            808,360
  3,687,401   5.500%, due 10/01/36
              Pool # 901723 ...................................................          3,641,236
  2,410,032   6.500%, due 10/01/36
              Pool # 894118 ...................................................          2,484,545
  3,027,271   6.000%, due 11/01/36
              Pool # 902510 ...................................................          3,066,099
  3,461,385   5.500%, due 12/01/36
              Pool # 902853 ...................................................          3,418,050
  3,198,976   5.500%, due 12/01/36
              Pool # 903059 ...................................................          3,158,926
  3,343,566   5.500%, due 12/01/36
              Pool # 907512 ...................................................          3,301,706
  3,439,507   5.500%, due 12/01/36
              Pool # 907635 ...................................................          3,396,446
  3,080,523   6.000%, due 12/01/36
              Pool # 903002 ...................................................          3,112,231
  2,713,949   5.500%, due 01/01/37
              Pool # 906268 ...................................................          2,679,972
  2,595,665   5.500%, due 02/01/37
              Pool # 905140 ...................................................          2,563,169
  2,744,844   5.500%, due 05/01/37
              Pool # 899323 ...................................................          2,709,039
                                                                                      ------------
                                                                                        83,311,923
                                                                                      ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.04%
    194,147   6.500%, due 04/20/31
              Pool # 003068 ...................................................            201,163
                                                                                      ------------
              TOTAL MORTGAGE BACKED
              (Cost $93,320,623) ..............................................         93,095,246

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.18%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.64% (O)
  3,400,000   4.500%, due 01/15/14.............................................          3,441,082
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.11%
  2,250,000   4.000%, due 09/02/08.............................................          2,253,758
    750,000   5.250%, due 08/01/12 (O) ........................................            759,018
  2,500,000   6.625%, due 11/15/30 (O) ........................................          2,967,640
                                                                                      ------------
                                                                                         5,980,416
                                                                                      ------------
              U.S. TREASURY BONDS - 1.23% (O)
  5,270,000   6.625%, due 02/15/27.............................................          6,605,618
                                                                                      ------------
              U.S. TREASURY NOTES - 8.20% (O)
  3,175,000   3.000%, due 02/15/09.............................................          3,190,627
    700,000   2.625%, due 03/15/09.............................................            701,859
  1,400,000   4.875%, due 05/31/09.............................................          1,431,500
  1,850,000   3.875%, due 05/15/10.............................................          1,895,382
    500,000   4.500%, due 11/15/10.............................................            520,508
    500,000   4.750%, due 03/31/11.............................................            524,649
  3,900,000   4.875%, due 04/30/11.............................................          4,111,150
  6,150,000   4.625%, due 12/31/11.............................................          6,461,344
  3,400,000   4.625%, due 02/29/12.............................................          3,576,375
  2,000,000   4.875%, due 06/30/12.............................................          2,125,312
  5,500,000   4.000%, due 11/15/12.............................................          5,684,767
  1,980,000   3.625%, due 05/15/13.............................................          2,008,926
    310,000   4.000%, due 02/15/14.............................................            319,712
  2,450,000   4.250%, due 08/15/14.............................................          2,559,677
  3,550,000   4.500%, due 02/15/16.............................................          3,734,433
  1,100,000   4.625%, due 02/15/17.............................................          1,158,093
  3,830,000   4.500%, due 05/15/17.............................................          3,989,182
                                                                                      ------------
                                                                                        43,993,496
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $57,235,604) ..............................................         60,020,612

INVESTMENT COMPANY - 0.90%
--------------------------------------------------------------------------------------------------
  4,821,705   SSgA Prime Money
              Market Fund .....................................................          4,821,705
                                                                                      ------------

              TOTAL INVESTMENT COMPANY
              (Cost $4,821,705) ...............................................          4,821,705

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHARE                                                                               Value (Note 2)
-----                                                                               --------------
COLLATERAL FOR SECURITIES ON LOAN - 12.16%
--------------------------------------------------------------------------------------------------
65,290,985    State Street Navigator Securities
              Lending Prime Portfolio (I)......................................       $ 65,290,985
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $65,290,985) ..............................................         65,290,985

TOTAL INVESTMENTS - 111.65%
--------------------------------------------------------------------------------------------------
(Cost $614,581,599**)..........................................................        599,375,793

NET OTHER ASSETS AND LIABILITIES - (11.65)%
--------------------------------------------------------------------------------------------------
                                                                                       (62,536,065)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $536,839,728

--------------------------------------------------------------------------------
 **  Aggregate cost for Federal tax purposes was $615,857,008.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.70% of total net assets.
(G)  Floating rate or variable rate note. Rate shown is as of June 30, 2008.
(I) Represents investments of cash collateral received in connection with securities lending.
(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(O)  All (or portion of security) on loan.
ADR  American Depositary Receipt.
PLC  Public Limited Company.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
42

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Financials                                                              23%
Energy                                                                  19%
Health Care                                                             10%
Industrials                                                             10%
Consumer Staples                                                         9%
Consumer Discretionary                                                   6%
Utilities                                                                6%
Telecommunication Services                                               5%
Cash and Other Net Assets                                                4%
Information Technology                                                   4%
Materials                                                                4%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.26%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 5.94%
     93,100   Carnival Corp. ..................................................       $  3,068,576
     82,900   CBS Corp. .......................................................          1,615,721
    316,342   Comcast Corp., Class A ..........................................          6,001,008
    146,200   Eastman Kodak Co. (O) ...........................................          2,109,666
     93,300   General Motors Corp. (O) ........................................          1,072,950
    109,700   Home Depot, Inc. ................................................          2,569,174
     48,500   Johnson Controls, Inc. ..........................................          1,390,980
    221,500   Lowe's Cos., Inc. ...............................................          4,596,125
    390,500   News Corp., Class A .............................................          5,873,120
     54,800   Nordstrom, Inc. (O) .............................................          1,660,440
     68,100   Omnicom Group, Inc. .............................................          3,056,328
     58,400   Target Corp. ....................................................          2,715,016
    769,200   Time Warner, Inc. ...............................................         11,384,160
     85,700   Viacom, Inc., Class B * .........................................          2,617,278
    182,700   Walt Disney Co./The .............................................          5,700,240
                                                                                      ------------
                                                                                        55,430,782
                                                                                      ------------
              CONSUMER STAPLES - 9.26%
    166,400   Altria Group, Inc. ..............................................          3,421,184
     34,500   Anheuser-Busch Cos., Inc. .......................................          2,143,140
    109,000   Archer-Daniels-Midland Co. ......................................          3,678,750
     48,700   Clorox Co. ......................................................          2,542,140
    123,700   Coca-Cola Co./The ...............................................          6,429,926
     32,100   Costco Wholesale Corp. ..........................................          2,251,494
    126,600   CVS/Caremark Corp. ..............................................          5,009,562
     27,400   Energizer Holdings, Inc. * ......................................          2,002,666
     57,800   General Mills, Inc. .............................................          3,512,506
     89,600   HJ Heinz Co......................................................          4,287,360
     36,000   Kellogg Co.......................................................          1,728,720
     37,700   Kimberly-Clark Corp. ............................................          2,253,706
    272,857   Kraft Foods, Inc., Class A.......................................          7,762,782
     20,100   Lorillard, Inc. * ...............................................          1,390,116
     71,200   Molson Coors Brewing Co.,
              Class B .........................................................          3,868,296
     46,800   Philip Morris International,
              Inc. ............................................................          2,311,452
    345,500   Procter & Gamble Co. ............................................         21,009,855
    192,200   Wal-Mart Stores, Inc. ...........................................         10,801,640
                                                                                      ------------
                                                                                        86,405,295
                                                                                      ------------
              ENERGY - 19.33%
     83,900   Anadarko Petroleum Corp. ........................................          6,279,076
     97,500   Apache Corp. ....................................................         13,552,500
     50,800   Chesapeake Energy Corp. .........................................          3,350,768
    334,246   Chevron Corp. ...................................................         33,133,806
    289,800   ConocoPhillips ..................................................         27,354,222
    118,300   Devon Energy Corp. ..............................................         14,214,928
     29,400   EOG Resources, Inc. .............................................          3,857,280
    609,200   Exxon Mobil Corp. ...............................................         53,688,796
     48,900   Forest Oil Corp. (O)*............................................          3,643,050
    124,900   Marathon Oil Corp. ..............................................          6,478,563
     33,700   Schlumberger, Ltd. ..............................................          3,620,391
     59,900   Valero Energy Corp. .............................................          2,466,682
     78,000   Williams Cos., Inc. .............................................          3,144,180
     81,800   XTO Energy, Inc. ................................................          5,604,118
                                                                                      ------------
                                                                                       180,388,360
                                                                                      ------------
              FINANCIALS - 23.03%
     49,200   ACE, Ltd. .......................................................          2,710,428
    109,726   Allstate Corp./The ..............................................          5,002,408
    354,200   American International
              Group, Inc. .....................................................          9,372,132
     89,500   Annaly Capital Management,
              Inc., REIT ......................................................          1,388,145
    111,000   AON Corp. .......................................................          5,099,340
     37,200   Arch Capital Group, Ltd. * ......................................          2,467,104
     78,100   Assurant, Inc. ..................................................          5,151,476
    652,842   Bank of America Corp. ...........................................         15,583,338
    194,200   Bank of New York Mellon
              Corp./The........................................................          7,346,586
    160,800   BB&T Corp. (O)...................................................          3,661,416
     19,400   BlackRock, Inc. (O) .............................................          3,433,800
     18,300   Boston Properties, Inc.,
              REIT (O) ........................................................          1,651,026

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

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  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
     53,000   Capital One Financial
              Corp. (O) .......................................................       $  2,014,530
     54,100   Chubb Corp. .....................................................          2,651,441
    927,014   Citigroup, Inc. .................................................         15,536,755
     69,400   Equity Residential, REIT.........................................          2,655,938
    136,500   Federal National Mortgage
              Association......................................................          2,663,115
     63,900   Goldman Sachs Group,
              Inc./The ........................................................         11,176,110
     80,300   Hartford Financial Services
              Group, Inc. .....................................................          5,184,971
    602,088   JPMorgan Chase & Co. ............................................         20,657,639
    152,900   Lehman Brothers Holdings,
              Inc. (O) ........................................................          3,028,949
     88,699   Marshall & Ilsley Corp. (O) .....................................          1,359,756
    112,500   Merrill Lynch & Co., Inc. .......................................          3,567,375
    152,600   MetLife, Inc. ...................................................          8,052,702
    160,000   Morgan Stanley ..................................................          5,771,200
     66,200   PNC Financial Services Group,
              Inc. ............................................................          3,780,020
     63,400   Prologis, REIT ..................................................          3,445,790
     81,400   Prudential Financial, Inc. ......................................          4,862,836
     25,200   Simon Property Group, Inc.,
              REIT.............................................................          2,265,228
     86,300   State Street Corp. ..............................................          5,522,337
     80,000   SunTrust Banks, Inc. ............................................          2,897,600
    207,400   Travelers Cos., Inc./The.........................................          9,001,160
    426,100   US Bancorp (O)...................................................         11,883,929
     50,500   Vornado Realty Trust, REIT ......................................          4,444,000
    245,300   Wachovia Corp. ..................................................          3,809,509
    608,900   Wells Fargo & Co. ...............................................         14,461,375
     65,100   XL Capital, Ltd., Class A .......................................          1,338,456
                                                                                      ------------
                                                                                       214,899,920
                                                                                      ------------
              HEALTH CARE - 9.76%
    151,300   Amgen, Inc. * ...................................................          7,135,308
    113,500   Boston Scientific Corp. *........................................          1,394,915
     59,500   Coventry Health Care, Inc. *.....................................          1,809,990
     79,575   Covidien, Ltd....................................................          3,810,847
     59,200   Eli Lilly & Co. .................................................          2,732,672
     63,800   Hologic, Inc. * .................................................          1,390,840
    362,000   Johnson & Johnson ...............................................         23,291,080
     50,000   Medco Health Solutions, Inc. * ..................................          2,360,000
    246,800   Merck & Co., Inc. ...............................................          9,301,892
    916,600   Pfizer, Inc. ....................................................         16,013,002
    119,800   Schering-Plough Corp. ...........................................          2,358,862
     85,700   Thermo Fisher Scientific,
              Inc. * ..........................................................          4,776,061
     52,800   WellPoint, Inc. * ...............................................          2,516,448
    254,100   Wyeth ...........................................................         12,186,636
                                                                                      ------------
                                                                                        91,078,553
                                                                                      ------------
              INDUSTRIALS - 9.55%
     26,600   3M Co. ..........................................................          1,851,094
     26,200   Deere & Co. .....................................................          1,889,806
     20,300   Eaton Corp. .....................................................          1,724,891
     45,300   Emerson Electric Co..............................................          2,240,085
     29,900   FedEx Corp. .....................................................          2,355,821
     63,900   General Dynamics Corp. ..........................................          5,380,380
  1,455,900   General Electric Co..............................................         38,857,971
     83,600   Illinois Tool Works, Inc. .......................................          3,971,836
     62,300   Ingersoll-Rand Co., Ltd.,
              Class A .........................................................          2,331,889
     27,100   ITT Corp. .......................................................          1,716,243
     33,500   KBR, Inc. .......................................................          1,169,485
     72,500   Norfolk Southern Corp. ..........................................          4,543,575
     33,900   Northrop Grumman Corp. ..........................................          2,267,910
     39,350   Parker Hannifin Corp. ...........................................          2,806,442
     50,400   Raytheon Co. ....................................................          2,836,512
    127,500   Southwest Airlines Co............................................          1,662,600
     57,675   Tyco International, Ltd. ........................................          2,309,307
     86,700   United Technologies Corp. .......................................          5,349,390
    104,000   Waste Management, Inc. ..........................................          3,921,840
                                                                                      ------------
                                                                                        89,187,077
                                                                                      ------------
              INFORMATION TECHNOLOGY - 3.56%
     66,000   Automatic Data Processing,
              Inc. ............................................................          2,765,400
     66,800   Computer Sciences Corp. * .......................................          3,128,912
    124,800   EMC Corp./Massachusetts * .......................................          1,833,312
     70,735   Hewlett-Packard Co. .............................................          3,127,194
    173,100   Intel Corp. .....................................................          3,718,188
     39,000   International Business
              Machines Corp. ..................................................          4,622,670
     73,400   Microsoft Corp. .................................................          2,019,234
    437,800   Motorola, Inc. ..................................................          3,213,452
      9,110   Nortel Networks Corp. * .........................................             74,884
     47,300   Novellus Systems, Inc. (O)* .....................................          1,002,287
     66,400   Seagate Technology...............................................          1,270,232
    104,500   Symantec Corp. * ................................................          2,022,075
     82,600   Tyco Electronics, Ltd. ..........................................          2,958,732
    108,300   Xerox Corp. .....................................................          1,468,548
                                                                                      ------------
                                                                                        33,225,120
                                                                                      ------------
              MATERIALS - 4.32%
     23,500   Air Products & Chemicals, Inc. ..................................          2,323,210
     42,500   Albemarle Corp. .................................................          1,696,175
    105,500   Alcoa, Inc. .....................................................          3,757,910
     19,500   Cytec Industries, Inc. ..........................................          1,063,920
    147,100   Dow Chemical Co./The (O) ........................................          5,135,261
    169,500   EI Du Pont de Nemours & Co. .....................................          7,269,855
     78,996   Freeport-McMoRan Copper
              & Gold, Inc. ....................................................          9,257,541
     81,600   Nucor Corp. .....................................................          6,093,072
     72,400   Weyerhaeuser Co. ................................................          3,702,536
                                                                                      ------------
                                                                                        40,299,480
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
44

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--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 5.25%
    818,987   AT&T, Inc. ......................................................       $ 27,591,672
     65,300   Embarq Corp. ....................................................          3,086,731
    427,200   Sprint Nextel Corp. .............................................          4,058,400
     66,000   TELUS Corp. .....................................................          2,661,780
    328,335   Verizon Communications, Inc. ....................................         11,623,059
                                                                                      ------------
                                                                                        49,021,642
                                                                                      ------------
              UTILITIES - 6.26%
     86,700   American Electric Power Co.,
              Inc. ............................................................          3,487,941
     17,500   Constellation Energy Group,
              Inc. ............................................................          1,436,750
     79,800   Dominion Resources, Inc./VA .....................................          3,789,702
    189,000   Duke Energy Corp. ...............................................          3,284,820
     88,300   Edison International.............................................          4,536,854
     19,600   Entergy Corp. ...................................................          2,361,408
     58,200   Exelon Corp. ....................................................          5,235,672
     57,700   FirstEnergy Corp. ...............................................          4,750,441
     73,100   FPL Group, Inc. .................................................          4,793,898
     35,000   Mirant Corp. (O)*................................................          1,370,250
     59,400   NSTAR ...........................................................          2,008,908
     77,500   PG&E Corp. (O) ..................................................          3,075,975
     35,600   PPL Corp. .......................................................          1,860,812
     42,400   Progress Energy, Inc. ...........................................          1,773,592
     94,300   Public Service Enterprise
              Group, Inc. .....................................................          4,331,199
     18,700   Questar Corp. ...................................................          1,328,448
     51,000   Sempra Energy ...................................................          2,878,950
    107,600   Southern Co. ....................................................          3,757,392
    117,300   Xcel Energy, Inc. (O)............................................          2,354,211
                                                                                      ------------
                                                                                        58,417,223
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $839,906,749) .............................................        898,353,452

INVESTMENT COMPANIES - 2.42%
--------------------------------------------------------------------------------------------------
    163,900   SPDR Trust Series 1 ETF (O) .....................................         20,975,922
  1,564,813   SSgA Prime Money Market
              Fund ............................................................          1,564,813
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $22,718,364) ..............................................         22,540,735

COLLATERAL FOR SECURITIES ON LOAN - 4.49%
--------------------------------------------------------------------------------------------------
 41,897,052   State Street Navigator Securities
              Lending Prime Portfolio (I)......................................         41,897,052

              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $41,897,052) ..............................................         41,897,052

TOTAL INVESTMENTS - 103.17%
--------------------------------------------------------------------------------------------------
(Cost $904,522,165**)..........................................................        962,791,239

NET OTHER ASSETS AND LIABILITIES - (3.17)%
--------------------------------------------------------------------------------------------------
                                                                                       (29,541,644)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $933,249,595

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $904,717,157.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O)    All (or portion of security) on loan.
 ETF    Exchange Traded Fund.
REIT    Real Estate Investment Trust.

        The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

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  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Information Technology                                                  32%
Health Care                                                             14%
Energy                                                                  13%
Industrials                                                             11%
Consumer Staples                                                        10%
Consumer Discretionary                                                   7%
Materials                                                                6%
Financials                                                               4%
Cash and Other Net Assets                                                1%
Telecommunication Services                                               1%
Utilities                                                                1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.86%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 7.20%
     27,200   Amazon.com, Inc. * ..............................................       $  1,994,576
     18,200   Coach, Inc. *....................................................            525,616
     94,200   Harley-Davidson, Inc. (O) .......................................          3,415,692
    131,000   Kohl's Corp. * ..................................................          5,245,240
    132,300   Lamar Advertising Co.,
              Class A (O)*.....................................................          4,766,769
     94,500   McDonald's Corp. ................................................          5,312,790
     73,300   News Corp., Class A .............................................          1,102,432
     71,400   Nordstrom, Inc. (O) .............................................          2,163,420
    105,400   Omnicom Group, Inc. .............................................          4,730,352
     55,300   Polo Ralph Lauren Corp. (O) .....................................          3,471,734
    164,500   Staples, Inc. ...................................................          3,906,875
     35,300   Starwood Hotels & Resorts
              Worldwide, Inc. .................................................          1,414,471
    110,300   Tiffany & Co. (O) ...............................................          4,494,725
                                                                                      ------------
                                                                                        42,544,692
                                                                                      ------------
              CONSUMER STAPLES - 10.24%
     35,500   Archer-Daniels-Midland Co. ......................................          1,198,125
    256,400   Coca-Cola Co./The ...............................................         13,327,672
    173,100   Colgate-Palmolive Co.............................................         11,961,210
     89,200   Costco Wholesale Corp. ..........................................          6,256,488
     53,400   Molson Coors Brewing Co.,
              Class B .........................................................          2,901,222
    216,800   Philip Morris
              International, Inc. .............................................         10,707,752
     79,700   Walgreen Co. ....................................................          2,591,047
    205,200   Wal-Mart Stores, Inc. ...........................................         11,532,240
                                                                                      ------------
                                                                                        60,475,756
                                                                                      ------------
              ENERGY - 12.94%
     18,300   Cabot Oil & Gas Corp. ...........................................          1,239,459
     57,400   Cameron International
              Corp. *..........................................................          3,177,090
     16,500   Consol Energy, Inc. .............................................          1,854,105
     17,700   Diamond Offshore Drilling,
              Inc. (O) ........................................................          2,462,778
     15,900   EOG Resources, Inc. .............................................          2,086,080
     69,700   Exxon Mobil Corp. ...............................................          6,142,661
     83,000   Halliburton Co. .................................................          4,404,810
     32,800   National Oilwell Varco, Inc. *...................................          2,910,016
     48,100   Noble Corp. .....................................................          3,124,576
     68,800   Occidental Petroleum Corp. ......................................          6,182,368
     66,900   Peabody Energy Corp. (O) ........................................          5,890,545
     16,300   Quicksilver Resources,
              Inc. (O)* .......................................................            629,832
     18,400   Range Resources Corp. ...........................................          1,205,936
    131,900   Schlumberger, Ltd. ..............................................         14,170,017
     36,200   Southwestern Energy Co. *........................................          1,723,482
     32,161   Transocean, Inc. ................................................          4,901,015
    148,300   Valero Energy Corp. .............................................          6,106,994
    100,800   Weatherford International,
              Ltd. * ..........................................................          4,998,672
     47,266   XTO Energy, Inc. ................................................          3,238,193
                                                                                      ------------
                                                                                        76,448,629
                                                                                      ------------
              FINANCIALS - 4.03%
     55,700   Aflac, Inc. .....................................................          3,497,960
     82,100   American Capital Strategies,
              Ltd. (O) ........................................................          1,951,517
     73,200   American Express Co. ............................................          2,757,444
     13,700   BlackRock, Inc. (O) .............................................          2,424,900
     81,700   Blackstone Group L.P./The (O)                                              1,487,757
     63,200   Federal Home Loan Mortgage
              Corp. ...........................................................          1,036,480
      9,900   Goldman Sachs Group,
              Inc./The.........................................................          1,731,510
     17,200   IntercontinentalExchange,
              Inc. * ..........................................................          1,960,800
    161,700   Janus Capital Group, Inc. (O) ...................................          4,280,199
     22,100   Jones Lang LaSalle, Inc. (O) ....................................          1,330,199
      5,200   Mastercard, Inc., Class A (O) ...................................          1,380,704
                                                                                      ------------
                                                                                        23,839,470
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
46

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--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE - 14.34%
    107,700   Abbott Laboratories .............................................       $  5,704,869
     25,300   Baxter International, Inc. ......................................          1,617,682
    107,000   Bristol-Myers Squibb Co. ........................................          2,196,710
     46,500   Celgene Corp. * .................................................          2,969,955
     20,700   Covance, Inc. * .................................................          1,780,614
     92,600   Express Scripts, Inc. * .........................................          5,807,872
    138,900   Genentech, Inc. * ...............................................         10,542,510
     71,900   Gen-Probe, Inc. * ...............................................          3,413,812
     77,700   Gilead Sciences, Inc. * .........................................          4,114,215
     84,800   Health Net, Inc. * ..............................................          2,040,288
    161,700   Hologic, Inc. (O)*...............................................          3,525,060
      3,200   Intuitive Surgical, Inc. * ......................................            862,080
    114,400   Johnson & Johnson................................................          7,360,496
     63,000   KV Pharmaceutical Co.,
              Class A (O)*.....................................................          1,217,790
    115,099   Medtronic, Inc. .................................................          5,956,373
     64,900   Merck & Co., Inc. ...............................................          2,446,081
    506,881   Schering-Plough Corp. ...........................................          9,980,487
     28,100   Stryker Corp. ...................................................          1,766,928
     92,700   Vertex Pharmaceuticals,
              Inc. (O)* .......................................................          3,102,669
    153,673   Wyeth ...........................................................          7,370,157
     13,900   Zimmer Holdings, Inc. * .........................................            945,895
                                                                                      ------------
                                                                                        84,722,543
                                                                                      ------------
              INDUSTRIALS - 11.18%
     62,800   3M Co. ..........................................................          4,370,252
     34,800   Boeing Co. ......................................................          2,287,056
     28,700   Burlington Northern Santa Fe
              Corp. ...........................................................          2,866,843
     81,500   Caterpillar, Inc. (O) ...........................................          6,016,330
     35,000   CH Robinson Worldwide, Inc. .....................................          1,919,400
     35,700   Chicago Bridge & Iron Co.
              N.V. ............................................................          1,421,574
     23,600   CSX Corp. .......................................................          1,482,316
     43,800   Deere & Co. .....................................................          3,159,294
    106,300   Emerson Electric Co. ............................................          5,256,535
     38,000   Expeditors International of
              Washington, Inc. ................................................          1,634,000
     15,400   Flowserve Corp. .................................................          2,105,180
    276,500   General Electric Co. ............................................          7,379,785
     66,900   Honeywell International, Inc. ...................................          3,363,732
     40,100   Joy Global, Inc. ................................................          3,040,783
     29,000   Manitowoc Co., Inc./The.......... ..............................             943,370
     37,800   McDermott International, Inc. * .................................          2,339,442
     15,300   Precision Castparts Corp. .......................................          1,474,461
    123,900   Quanta Services, Inc. (O)*.......................................          4,122,153
     55,900   Union Pacific Corp. .............................................          4,220,450
     80,800   United Parcel Service, Inc.,
              Class B .........................................................          4,966,776
     20,700   WW Grainger, Inc. ...............................................          1,693,260
                                                                                      ------------
                                                                                        66,062,992
                                                                                      ------------
              INFORMATION TECHNOLOGY - 31.72%
     53,600   Accenture, Ltd., Class A ........................................          2,182,592
    121,300   Affiliated Computer Services,
              Inc., Class A * .................................................          6,488,337
     25,500   Akamai Technologies, Inc. * .....................................            887,145
     95,400   Altera Corp. ....................................................          1,974,780
     79,400   Apple, Inc. *....................................................         13,294,736
    114,300   Applied Materials, Inc. .........................................          2,181,987
    794,000   Cisco Systems, Inc. *............................................         18,468,440
     77,300   Citrix Systems, Inc. *...........................................          2,273,393
     58,800   Cognizant Technology Solutions
              Corp., Class A * ................................................          1,911,588
    149,900   Corning, Inc. ...................................................          3,455,195
    174,300   Dell, Inc. *.....................................................          3,813,684
     96,600   eBay, Inc. * ....................................................          2,640,078
    157,100   EMC Corp./Massachusetts * .......................................          2,307,799
     10,900   First Solar, Inc. *..............................................          2,973,738
     33,300   Google, Inc., Class A *..........................................         17,529,786
    177,700   Hewlett-Packard Co. .............................................          7,856,117
    703,400   Intel Corp. .....................................................         15,109,032
    132,400   International Business Machines
              Corp. ...........................................................         15,693,372
     58,000   Kla-Tencor Corp. (O) ............................................          2,361,180
    217,400   Maxim Integrated Products,
              Inc. ............................................................          4,598,010
    164,200   Microchip Technology,
              Inc. (O) ........................................................          5,014,668
    707,800   Microsoft Corp. .................................................         19,471,578
     64,400   Novellus Systems, Inc. (O)* .....................................          1,364,636
     73,300   Nuance Communication,
              Inc. * ..........................................................          1,148,611
    387,600   Oracle Corp. * ..................................................          8,139,600
    175,600   QUALCOMM, Inc. ..................................................          7,791,372
      8,700   Research in Motion, Ltd. * ......................................          1,017,030
     17,400   Salesforce.com, Inc. *...........................................          1,187,202
     56,500   SanDisk Corp. *..................................................          1,056,550
    125,000   Texas Instruments, Inc. .........................................          3,520,000
     76,400   Varian Semiconductor Equipment
              Associates, Inc. (O)* ...........................................          2,660,248
     44,900   Visa, Inc., Class A * ...........................................          3,650,819
    163,200   Yahoo!, Inc. * ..................................................          3,371,712
                                                                                      ------------
                                                                                       187,395,015
                                                                                      ------------
              MATERIALS - 5.59%
     57,800   Alcoa, Inc. .....................................................          2,058,836
     73,800   Freeport-McMoRan
              Copper & Gold, Inc. .............................................          8,648,622
     48,000   Monsanto Co......................................................          6,069,120
     14,200   Mosaic Co./The *.................................................          2,054,740
     99,000   Nucor Corp. .....................................................          7,392,330
     72,200   Praxair, Inc. ...................................................          6,804,128
                                                                                      ------------
                                                                                        33,027,776
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 0.65%
     74,100   NII Holdings, Inc. * ............................................       $  3,519,009
      6,800   Telephone & Data Systems,
              Inc. ............................................................            321,436
                                                                                      ------------
                                                                                         3,840,445
                                                                                      ------------
              UTILITIES - 0.97%
     32,400   Exelon Corp. ....................................................          2,914,704
     32,700   Sempra Energy ...................................................          1,845,915
     17,500   Veolia Environment, ADR .........................................            977,375
                                                                                      ------------
                                                                                         5,737,994
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $530,193,241) .............................................        584,095,312

INVESTMENT COMPANIES - 1.90%
--------------------------------------------------------------------------------------------------
     68,900   Powershares QQQ ETF (O) .........................................          3,112,213
  8,099,446   SSgA Prime Money Market
              Fund ............................................................          8,099,446
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $11,308,084) ..............................................         11,211,659

COLLATERAL FOR SECURITIES ON LOAN - 7.91%
--------------------------------------------------------------------------------------------------
 46,733,388   State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................         46,733,388
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $46,733,388) ..............................................         46,733,388

TOTAL INVESTMENTS - 108.67%
--------------------------------------------------------------------------------------------------
(Cost $588,234,713**) .........................................................       $642,040,359

NET OTHER ASSETS AND LIABILITIES - (8.67)%
--------------------------------------------------------------------------------------------------
                                                                                       (51,249,971)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $590,790,388

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $591,821,848.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O)    All (or portion of security) on loan.
 ADR    American Depositary Receipt.
 ETF    Exchange Traded Fund.

        The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
48

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Financials                                                              25%
Utilities                                                               12%
Consumer Discretionary                                                  11%
Industrials                                                             11%
Consumer Staples                                                         8%
Energy                                                                   8%
Information Technology                                                   8%
Materials                                                                8%
Health Care                                                              5%
Cash and Other Net Assets                                                3%
Telecommunication Services                                               1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.63%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 10.90%
     17,400   Arbitron, Inc. (O) .............................................       $     826,500
     14,900   Autoliv, Inc. ..................................................             694,638
     12,000   BorgWarner, Inc. ...............................................             532,560
     34,200   Carnival Corp. .................................................           1,127,232
     53,000   Cato Corp./The, Class A (O) ....................................             754,720
     32,300   CBS Corp. ......................................................             629,527
     17,800   CEC Entertainment, Inc. (O)*                                                 498,578
     78,100   Eastman Kodak Co. (O) ..........................................           1,126,983
     28,100   EW Scripps Co., Class A (O) ....................................           1,167,274
    148,420   Ford Motor Co. (O)* ............................................             713,900
     25,800   Fortune Brands, Inc. ...........................................           1,610,178
     14,150   Gannett Co., Inc. (O) ..........................................             306,631
     51,900   Gap, Inc./The ..................................................             865,173
     24,900   Genuine Parts Co................................................             988,032
     61,400   Hibbett Sports, Inc. (O)*.......................................           1,295,540
    167,700   Interpublic Group of Cos.,
              Inc. * .........................................................           1,442,220
     32,300   KB Home (O).....................................................             546,839
     31,600   Lamar Advertising Co.,
              Class A *.......................................................           1,138,548
     21,200   Liberty Global, Inc.,
              Series A (O)* ..................................................             666,316
     71,300   Mattel, Inc. ...................................................           1,220,656
     14,900   Matthews International Corp.,
              Class A (O).....................................................             674,374
     51,800   Modine Manufacturing Co. (O)                                                 640,766
     34,500   Nordstrom, Inc. ................................................           1,045,350
     66,600   O'Reilly Automotive, Inc. (O)*                                             1,488,510
     61,900   Pulte Homes, Inc. (O)...........................................             596,097
     67,300   Saks, Inc. (O)* ................................................             738,954
     35,400   Sonic Corp. (O)*................................................             523,920
     81,900   Stage Stores, Inc. (O) .........................................             955,773
     44,700   Tempur-Pedic International,
              Inc. (O) .......................................................             349,107
     55,000   TJX Cos., Inc. .................................................           1,730,850
     35,400   Valassis Communications,
              Inc. (O)* ......................................................             443,208
     12,700   VF Corp. .......................................................             903,986
     81,100   Virgin Media, Inc. (O)..........................................           1,103,771
                                                                                      ------------
                                                                                        29,346,711
                                                                                      ------------
              CONSUMER STAPLES - 8.06%
     24,000   Bunge, Ltd. (O).................................................           2,584,560
     48,200   Casey's General Stores,
              Inc. (O) .......................................................           1,116,794
     16,400   Clorox Co. .....................................................             856,080
     65,900   ConAgra Foods, Inc. ............................................           1,270,552
     58,800   Constellation Brands, Inc.,
              Class A *.......................................................           1,167,768
     23,800   Costco Wholesale Corp. .........................................           1,669,332
     22,000   CVS/Caremark Corp. .............................................             870,540
     12,700   Energizer Holdings, Inc. * .....................................             928,243
     23,300   Herbalife, Ltd. (O).............................................             902,875
     32,800   HJ Heinz Co. (O) ...............................................           1,569,480
     27,100   Hormel Foods Corp. (O)..........................................             937,931
     28,200   Lance, Inc. (O) ................................................             529,314
     23,900   Lorillard, Inc. *...............................................           1,652,924
     44,500   Molson Coors Brewing Co.,
              Class B ........................................................           2,417,685
     49,400   Safeway, Inc. ..................................................           1,410,370
     72,700   Sara Lee Corp. .................................................             890,575
     16,800   UST, Inc. (O)...................................................             917,448
                                                                                      ------------
                                                                                        21,692,471
                                                                                      ------------
              ENERGY - 8.19%
     54,300   BJ Services Co. ................................................           1,734,342
     23,700   Chesapeake Energy Corp. (O) ....................................           1,563,252
     32,700   Forest Oil Corp. (O)*...........................................           2,436,150
      8,500   Hess Corp. .....................................................           1,072,615
     67,600   Nabors Industries, Ltd. (O)*....................................           3,327,948
     21,200   Newfield Exploration Co. *......................................           1,383,300
     30,800   Noble Energy, Inc. .............................................           3,097,248

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              ENERGY (CONTINUED)
      7,100   Overseas Shipholding Group,
              Inc. (O) ........................................................       $    564,592
     19,500   Plains Exploration & Production
              Co. (O)*.........................................................          1,422,915
     24,100   Rowan Cos., Inc. (O) ............................................          1,126,675
     23,400   St. Mary Land & Exploration
              Co. (O)..........................................................          1,512,576
     31,700   Tesoro Corp. ....................................................            626,709
      9,700   Whiting Petroleum Corp. * .......................................          1,028,976
     28,800   Williams Cos., Inc. .............................................          1,160,928
                                                                                      ------------
                                                                                        22,058,226
                                                                                      ------------
              FINANCIALS - 25.49%
     14,000   AMB Property Corp., REIT ........................................            705,320
     80,800   American Capital Strategies,
              Ltd. (O) ........................................................          1,920,616
    116,500   Annaly Capital Management,
              Inc., REIT ......................................................          1,806,915
     74,600   AON Corp. .......................................................          3,427,124
     28,700   Arch Capital Group, Ltd. * ......................................          1,903,384
     64,099   Ares Capital Corp. (O)...........................................            646,118
     36,900   Asset Acceptance Capital
              Corp. (O)........................................................            450,918
     53,876   Associated Banc-Corp. (O) .......................................          1,039,268
     35,700   Assurant, Inc. ..................................................          2,354,772
     40,500   Assured Guaranty, Ltd. (O) ......................................            728,595
     22,700   AvalonBay Communities, Inc.,
              REIT (O) ........................................................          2,023,932
     59,700   Axis Capital Holdings, Ltd. .....................................          1,779,657
     13,300   BlackRock, Inc. (O) .............................................          2,354,100
     23,800   Boston Properties, Inc., REIT ...................................          2,147,236
     67,900   CIT Group, Inc. (O) .............................................            462,399
     19,000   Credit Acceptance Corp. (O)* ....................................            485,640
     35,650   Delphi Financial Group, Inc.,
              Class A (O)......................................................            824,941
     32,200   Discover Financial Services......................................            424,074
     50,300   Equity Residential, REIT.........................................          1,924,981
     15,500   Everest Re Group, Ltd............................................          1,235,505
     21,800   Financial Federal Corp. (O)......................................            478,728
     10,900   First Midwest Bancorp,
              Inc./IL (O)......................................................            203,285
     53,700   Hudson City Bancorp, Inc. .......................................            895,716
     26,750   International Bancshares
              Corp. (O)........................................................            571,648
     15,800   IPC Holdings, Ltd................................................            419,490
     50,900   JPMorgan Chase & Co. ............................................          1,746,379
     85,500   Keycorp .........................................................            938,790
     31,000   Kimco Realty Corp., REIT ........................................          1,070,120
     30,500   Legg Mason, Inc. ................................................          1,328,885
     49,800   Lehman Brothers Holdings,
              Inc. ............................................................            986,538
     13,800   Leucadia National Corp. .........................................            647,772

     24,400   M&T Bank Corp. (O) ..............................................          1,721,176
     37,100   Marsh & McLennan Cos., Inc. .....................................            985,005
     68,698   Marshall & Ilsley Corp. (O) .....................................          1,053,140
     13,600   MB Financial, Inc. (O)...........................................            305,592
     21,238   NewAlliance Bancshares,
              Inc. (O) ........................................................            265,050
     53,800   People's United Financial, Inc.                                              839,280
     21,900   Platinum Underwriters
              Holdings, Ltd. ..................................................            714,159
     51,600   Principal Financial Group,
              Inc. ............................................................          2,165,652
     44,300   Progressive Corp./The ...........................................            829,296
     31,100   Prologis, REIT ..................................................          1,690,285
      6,500   PS Business Parks, Inc., REIT ...................................            335,400
     24,100   Public Storage, REIT ............................................          1,947,039
     85,701   RAIT Investment Trust,
              REIT (O) ........................................................            635,901
     37,200   Realty Income Corp.,
              REIT (O) ........................................................            846,672
     48,500   Regions Financial Corp. .........................................            529,135
     22,000   Reinsurance Group of America,
              Inc. (O) ........................................................            957,440
     13,800   Simon Property Group, Inc.,
              REIT ............................................................          1,240,482
     18,400   SL Green Realty Corp., REIT .....................................          1,522,048
     53,600   Sovereign Bancorp, Inc. (O) .....................................            394,496
     31,600   Torchmark Corp. .................................................          1,853,340
    106,000   Unum Group ......................................................          2,167,700
     41,200   U-Store-It Trust, REIT (O) ......................................            492,340
     10,700   Ventas, Inc., REIT ..............................................            455,499
     31,100   Vornado Realty Trust, REIT ......................................          2,736,800
     31,900   Webster Financial Corp. (O) .....................................            593,340
      9,400   Westamerica
              Bancorporation (O) ..............................................            494,346
     69,900   WR Berkley Corp. ................................................          1,688,784
     14,900   XL Capital, Ltd., Class A .......................................            306,344
     29,700   Zions Bancorporation (O) ........................................            935,253
                                                                                      ------------
                                                                                        68,633,840
                                                                                      ------------
              HEALTH CARE - 5.43%
     30,300   AmerisourceBergen Corp. .........................................          1,211,697
     27,900   Amsurg Corp. (O)* ...............................................            679,365
     33,000   Applera Corp. - Applied
              Biosystems Group ................................................          1,104,840
     39,500   Centene Corp. * .................................................            663,205
      7,600   Charles River Laboratories
              International, Inc. (O)* ........................................            485,792
     36,000   Coventry Health Care, Inc. * ....................................          1,095,120
     43,000   Health Net, Inc. * ..............................................          1,034,580
     94,300   Hologic, Inc. (O)* ..............................................          2,055,740
     27,900   Invitrogen Corp. (O)* ...........................................          1,095,354
     30,500   Orthofix International
              N.V. (O)* .......................................................            882,975

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
50

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
     96,919   Schering-Plough Corp. ...........................................       $  1,908,335
     79,800   Universal American
              Corp./NY (O)* ...................................................            815,556
     33,100   Wyeth ...........................................................          1,587,476
                                                                                      ------------
                                                                                        14,620,035
                                                                                      ------------
              INDUSTRIALS - 10.52%
     61,600   ACCO Brands Corp. (O)* ..........................................            691,768
     16,300   Acuity Brands, Inc. (O) .........................................            783,704
    102,100   Airtran Holdings, Inc. (O)* .....................................            208,284
     24,300   Albany International Corp.,
              Class A (O) .....................................................            704,700
     59,000   Allied Waste Industries, Inc. * .................................            744,580
     50,025   Belden, Inc. (O) ................................................          1,694,847
     57,500   Carlisle Cos., Inc. (O) .........................................          1,667,500
     29,700   Cooper Industries, Ltd.,
              Class A .........................................................          1,173,150
     32,400   Diana Shipping, Inc. (O) ........................................            995,004
     22,300   Dover Corp. .....................................................          1,078,651
     16,100   Eaton Corp. .....................................................          1,368,017
     17,600   ESCO Technologies, Inc. (O)* ....................................            825,792
     14,200   GATX Corp. (O)...................................................            629,486
     13,987   Genesee & Wyoming, Inc.,
              Class A (O)* ....................................................            475,838
     20,200   Graco, Inc. (O) .................................................            769,014
     57,200   Ingersoll-Rand Co., Ltd.,
              Class A .........................................................          2,140,996
     21,200   ITT Corp. .......................................................          1,342,596
     25,600   KBR, Inc. .......................................................            893,696
     13,900   L-3 Communications Holdings,
              Inc. ............................................................          1,263,093
     37,900   Mueller Industries, Inc. (O) ....................................          1,220,380
     17,800   Norfolk Southern Corp. ..........................................          1,115,526
     15,300   Parker Hannifin Corp. ...........................................          1,091,196
     30,200   RR Donnelley & Sons Co. .........................................            896,638
     18,100   Simpson Manufacturing Co.,
              Inc. (O) ........................................................            429,694
    108,900   Southwest Airlines Co............................................          1,420,056
     15,100   Terex Corp. * ...................................................            775,687
     22,500   United Stationers, Inc. (O)* ....................................            831,375
     13,200   WW Grainger, Inc. ...............................................          1,079,760
                                                                                      ------------
                                                                                        28,311,028
                                                                                      ------------
              INFORMATION TECHNOLOGY - 7.62%
     28,400   Affiliated Computer Services,
              Inc., Class A * .................................................          1,519,116
     53,900   Arrow Electronics, Inc. * .......................................          1,655,808
     93,300   Brocade Communications
              Systems, Inc. * .................................................            768,792
     51,600   CA, Inc. ........................................................          1,191,444
     39,100   Computer Sciences Corp. * .......................................          1,831,444
     12,400   Diebold, Inc. (O) ...............................................            441,192
     32,400   Electronics for Imaging,
              Inc. * ..........................................................            473,040
     27,600   Intersil Corp., Class A .........................................            671,232
     68,800   Maxim Integrated Products,
              Inc. ............................................................          1,455,120
     22,300   MAXIMUS, Inc. ...................................................            776,486
    134,200   Micron Technology, Inc. (O)* ....................................            805,200
     37,100   Molex, Inc. (O) .................................................            905,611
     49,500   NAM TAI Electronics, Inc. .......................................            647,460
     32,100   Novellus Systems, Inc. * ........................................            680,199
     41,700   SanDisk Corp. *..................................................            779,790
     52,200   Seagate Technology...............................................            998,586
     78,800   Sun Microsystems, Inc. * ........................................            857,344
     36,200   Synopsys, Inc. *.................................................            865,542
     19,100   Teradata Corp. * ................................................            441,974
     38,100   Websense, Inc. (O)* .............................................            641,604
    105,400   Xerox Corp. .....................................................          1,429,224
     39,900   Xyratex, Ltd. * .................................................            664,335
                                                                                      ------------
                                                                                        20,500,543
                                                                                      ------------
              MATERIALS - 7.57%
     11,600   Air Products & Chemicals, Inc. ..................................          1,146,776
     31,000   Alcoa, Inc. .....................................................          1,104,220
     11,900   Aptargroup, Inc. ................................................            499,205
     38,200   Celanese Corp., Series A ........................................          1,744,212
      5,700   Compass Minerals International,
              Inc. ............................................................            459,192
     11,900   Deltic Timber Corp. (O) .........................................            636,769
     25,000   Ecolab, Inc. ....................................................          1,074,750
     25,300   EI Du Pont de Nemours
              & Co. ...........................................................          1,085,117
     20,265   Freeport-McMoRan Copper
              & Gold, Inc. ....................................................          2,374,855
      9,800   Mosaic Co./The * ................................................          1,418,060
     34,400   Nucor Corp. .....................................................          2,568,648
     27,000   Owens-Illinois, Inc. * ..........................................          1,125,630
     20,300   Reliance Steel & Aluminum
              Co. ..............................................................         1,564,927
     23,300   Sigma-Aldrich Corp. .............................................          1,254,938
      5,800   United States Steel Corp. .......................................          1,071,724
     24,500   Weyerhaeuser Co. ................................................          1,252,930
                                                                                      ------------
                                                                                        20,381,953
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 1.21%
     11,000   Crown Castle International
              Corp. * .........................................................            426,030
     18,300   Embarq Corp. ....................................................            865,041
     11,700   NII Holdings, Inc. * ............................................            555,633
    107,100   Qwest Communications
              International, Inc. (O) .........................................            420,903
     14,300   Telephone & Data Systems,
              Inc. ............................................................            675,961
     26,300   Windstream Corp. (O) ............................................            324,542
                                                                                      ------------
                                                                                         3,268,110
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UTILITIES - 11.64%
     35,300   Ameren Corp. ....................................................       $  1,490,719
     78,000   American Electric Power Co.,
              Inc. ............................................................          3,137,940
     14,800   Atmos Energy Corp. ..............................................            408,036
     10,700   Constellation Energy Group,
              Inc. ............................................................            878,470
     60,300   Edison International.............................................          3,098,214
      9,200   Entergy Corp. ...................................................          1,108,416
     14,700   New Jersey Resources Corp. (O) ..................................            479,955
     35,000   NRG Energy, Inc. * ..............................................          1,501,500
     55,000   NSTAR ...........................................................          1,860,100
     37,200   Oneok, Inc. .....................................................          1,816,476
     68,900   PG&E Corp. ......................................................          2,734,641
     53,100   Progress Energy, Inc. ...........................................          2,221,173
     31,600   Questar Corp. ...................................................          2,244,864
     50,300   Sempra Energy ...................................................          2,839,435
     26,200   UGI Corp. .......................................................            752,202
     29,400   Westar Energy, Inc. (O) .........................................            632,394
     13,400   WGL Holdings, Inc. (O) ..........................................            465,516
     33,300   Wisconsin Energy Corp. ..........................................          1,505,826
    107,200   Xcel Energy, Inc. (O) ...........................................          2,151,504
                                                                                      ------------
                                                                                        31,327,381
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $263,029,006) .............................................        260,140,298

Par Value
---------
CERTIFICATE OF DEPOSIT - 0.16%
--------------------------------------------------------------------------------------------------
   $420,947   State Street Eurodollar
              0.400%, due 07/01/08 ............................................            420,947
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $420,947) .................................................            420,947

Shares
------
INVESTMENT COMPANY - 4.51%
--------------------------------------------------------------------------------------------------
 12,159,343   SSgA Prime Money
              Market Fund .....................................................         12,159,343
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $12,159,343) ..............................................         12,159,343

COLLATERAL FOR SECURITIES ON LOAN - 22.79%
--------------------------------------------------------------------------------------------------
 61,343,882   State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................         61,343,882
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $61,343,882) ..............................................         61,343,882

TOTAL INVESTMENTS - 124.09%
--------------------------------------------------------------------------------------------------
(Cost $336,953,178**) ..........................................................       334,064,470

NET OTHER ASSETS AND LIABILITIES - (24.09)%
--------------------------------------------------------------------------------------------------
                                                                                       (64,855,371)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $269,209,099

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $339,642,435.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O)    All (or portion of security) on loan.
REIT    Real Estate Investment Trust.

        The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
52

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Information Technology                                                  19%
Energy                                                                  18%
Industrials                                                             18%
Consumer Discretionary                                                  14%
Health Care                                                             13%
Materials                                                                6%
Financials                                                               5%
Consumer Staples                                                         4%
Telecommunication Services                                               2%
Cash & Other Net Assets                                                  1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.93%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 13.82%
     78,000   Aeropostale, Inc. (O)*...........................................       $  2,443,740
     42,300   Buckle, Inc./The ................................................          1,934,379
    275,100   Carter's, Inc. (O)*..............................................          3,801,882
     79,300   Darden Restaurants, Inc. (O)..                                             2,532,842
     76,200   Guess ?, Inc. (O) ...............................................          2,853,690
    196,700   Gymboree Corp. (O)* .............................................          7,881,769
    150,100   JOS A Bank Clothiers,
              Inc. (O)* .......................................................          4,015,175
    133,900   O'Reilly Automotive, Inc. (O)*                                             2,992,665
     30,900   priceline.com, Inc. (O)*.........................................          3,567,714
    167,000   Sotheby's (O)....................................................          4,403,790
    123,782   Steiner Leisure, Ltd. (O)* ......................................          3,509,220
    120,800   True Religion Apparel,
              Inc. (O)* .......................................................          3,219,320
     43,700   Volcom, Inc. (O)* ...............................................          1,045,741
                                                                                      ------------
                                                                                        44,201,927
                                                                                      ------------
              CONSUMER STAPLES - 3.96%
     87,700   Avon Products, Inc. .............................................          3,158,954
     36,200   Hansen Natural Corp. (O)* .......................................          1,043,284
    132,700   Herbalife, Ltd. (O)..............................................          5,142,125
    107,600   SUPERVALU, Inc. .................................................          3,323,764
                                                                                      ------------
                                                                                        12,668,127
                                                                                      ------------
              ENERGY - 18.49%
     55,500   Atwood Oceanics, Inc. * .........................................          6,900,870
     37,000   Helmerich & Payne, Inc. .........................................          2,664,740
    184,000   Hercules Offshore, Inc. * .......................................          6,995,680
     88,500   National Oilwell Varco, Inc. * ..................................          7,851,720
    123,500   Noble Corp. .....................................................          8,022,560
     87,100   Noble Energy, Inc. ..............................................          8,758,776
    152,600   St. Mary Land & Exploration
              Co. (O) .........................................................          9,864,064
     82,400   Ultra Petroleum Corp. (O)* ......................................          8,091,680
                                                                                      ------------
                                                                                        59,150,090
                                                                                      ------------
              FINANCIALS - 5.36%
    238,700   Assured Guaranty, Ltd. (O) ......................................          4,294,213
    559,800   Huntington Bancshares,
              Inc./OH (O) .....................................................          3,230,046
    278,200   Invesco, Ltd. (O) ...............................................          6,671,236
    238,600   MBIA, Inc. (O) ..................................................          1,047,454
     78,700   WR Berkley Corp. ................................................          1,901,392
                                                                                      ------------
                                                                                        17,144,341
                                                                                      ------------
              HEALTH CARE - 12.65%
     53,300   Beckman Coulter, Inc. ...........................................          3,599,349
     79,500   Cephalon, Inc. (O)* .............................................          5,301,855
    197,900   Coventry Health Care, Inc. * ....................................          6,020,118
    144,000   Health Net, Inc. * ..............................................          3,464,640
     82,400   Hospira, Inc. (O)* ..............................................          3,305,064
    123,300   Invitrogen Corp. (O)* ...........................................          4,840,758
    166,200   Psychiatric Solutions,
              Inc. (O)* .......................................................          6,289,008
     63,400   St. Jude Medical, Inc. * ........................................          2,591,792
     78,100   Waters Corp. * ..................................................          5,037,450
                                                                                      ------------
                                                                                        40,450,034
                                                                                      ------------
              INDUSTRIALS - 17.88%
     88,500   Carlisle Cos., Inc. (O) .........................................          2,566,500
     21,600   DryShips, Inc. (O) ..............................................          1,731,888
     59,700   Foster Wheeler, Ltd. * ..........................................          4,367,055
    156,200   Graco, Inc. (O) .................................................          5,946,534
    276,054   Herman Miller, Inc. (O) .........................................          6,870,984
    161,200   HUB Group, Inc., Class A * ......................................          5,501,756
    143,625   Manpower, Inc. (O)...............................................          8,364,720
    136,300   Oshkosh Corp. ...................................................          2,820,047
     33,700   PACCAR, Inc. ....................................................          1,409,671
     37,900   Precision Castparts Corp. .......................................          3,652,423
    137,300   Terex Corp. * ...................................................          7,053,101
    182,400   Thomas & Betts Corp. (O)* .......................................          6,903,840
                                                                                      ------------
                                                                                        57,188,519
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 18.91%
    147,600   Akamai Technologies, Inc. * .....................................       $  5,135,004
     94,700   Amphenol Corp., Class A .........................................          4,250,136
    126,270   Autodesk, Inc. * ................................................          4,269,189
    160,700   BMC Software, Inc. (O)* .........................................          5,785,200
    155,100   Cognizant Technology Solutions
              Corp., Class A * ................................................          5,042,301
     84,100   Flir Systems, Inc. (O)* .........................................          3,411,937
    384,740   Foundry Networks, Inc. * ........................................          4,547,627
    103,600   Lam Research Corp. (O)* .........................................          3,745,140
    210,100   NetApp, Inc. (O)* ...............................................          4,550,766
    401,900   Perot Systems Corp.,
              Class A (O)* ....................................................          6,032,519
    215,500   Polycom, Inc. (O)* ..............................................          5,249,580
     99,150   Varian Semiconductor Equipment
              Associates, Inc. (O)* ...........................................          3,452,403
    202,900   Western Union Co./The ...........................................          5,015,688
                                                                                      ------------
                                                                                        60,487,490
                                                                                      ------------
              MATERIALS - 5.94%
     68,400   Agrium, Inc. ....................................................          7,355,736
     22,000   Cleveland-Cliffs, Inc. (O) ......................................          2,622,180
     36,200   Teck Cominco, Ltd., Class B .....................................          1,735,790
     59,200   Terra Industries, Inc. ..........................................          2,921,520
    264,300   Yamana Gold, Inc. ...............................................          4,371,522
                                                                                      ------------
                                                                                        19,006,748
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 1.92%
    129,600   NII Holdings, Inc. * ............................................          6,154,704
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $317,784,965) .............................................        316,451,980

INVESTMENT COMPANY - 1.35%
--------------------------------------------------------------------------------------------------
  4,317,390   SSgA Prime Money
              Market Fund .....................................................          4,317,390
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $4,317,390) ...............................................          4,317,390

COLLATERAL FOR SECURITIES ON LOAN - 26.80%
--------------------------------------------------------------------------------------------------
 85,710,287   State Street Navigator Securities Lending
              Prime Portfolio (I) .............................................         85,710,287
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $85,710,287) ..............................................         85,710,287

TOTAL INVESTMENTS - 127.08%
--------------------------------------------------------------------------------------------------
(Cost $407,812,642**) .........................................................        406,479,657

NET OTHER ASSETS AND LIABILITIES - (27.08)%
--------------------------------------------------------------------------------------------------
                                                                                       (86,606,306)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $319,873,351

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $421,480,571.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O)    All (or portion of security) on loan.

        The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
54

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Industrials                                                             23%
Financials                                                              22%
Consumer Discretionary                                                  16%
Health Care                                                              8%
Energy                                                                   7%
Information Technology                                                   7%
Consumer Staples                                                         5%
Cash and Other Net Assets                                                4%
Materials                                                                4%
Utilities                                                                4%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 96.22%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 16.37%
      2,400   Arbitron, Inc. ..................................................       $    114,000
      7,700   Cato Corp./The, Class A .........................................            109,648
      2,200   CEC Entertainment, Inc. * .......................................             61,622
      5,200   Helen of Troy, Ltd. * ...........................................             83,824
      7,900   Hibbett Sports, Inc. *...........................................            166,690
      1,900   Matthews International Corp.,
              Class A .........................................................             85,994
      5,800   Modine Manufacturing Co. ........................................             71,746
      4,500   Sonic Corp.* ....................................................             66,600
    10,500    Stage Stores, Inc. ..............................................            122,535
      7,300   Tempur-Pedic International, Inc. ................................             57,013
      2,200   Unifirst Corp./MA ...............................................             98,252
      4,000   Valassis Communications, Inc. * .................................             50,080
                                                                                      ------------
                                                                                         1,088,004
                                                                                      ------------
              CONSUMER STAPLES - 4.91%
      5,900   Casey's General Stores, Inc. ....................................            136,703
      2,900   Herbalife, Ltd. .................................................            112,375
      4,100   Lance, Inc. .....................................................             76,957
                                                                                      ------------
                                                                                           326,035
                                                                                      ------------
              ENERGY - 6.96%
      4,300   Penn Virginia Corp. .............................................            324,306
      1,300   Whiting Petroleum Corp. * .......................................            137,904
                                                                                      ------------
                                                                                           462,210
                                                                                      ------------
              FINANCIALS - 22.26%
      3,500   Acadia Realty Trust, REIT .......................................             81,025
      2,400   American Campus
              Communities, Inc., REIT .........................................             66,816
      8,233   Ares Capital Corp. ..............................................             82,989
      6,500   Asset Acceptance Capital Corp. ..................................             79,430
      5,300   Assured Guaranty, Ltd. ..........................................             95,347
      3,500   Asta Funding, Inc. ..............................................             31,710
      3,100   Credit Acceptance Corp. * .......................................             79,236
      5,000   Delphi Financial Group, Inc.,
              Class A .........................................................            115,700
      3,200   Financial Federal Corp. .........................................             70,272
      1,800   First Midwest Bancorp, Inc./IL ..................................             33,570
      3,390   International Bancshares Corp. ..................................             72,444
      2,000   IPC Holdings, Ltd. ..............................................             53,100
      1,900   MB Financial, Inc. ..............................................             42,693
      2,700   NewAlliance Bancshares, Inc. ....................................             33,696
      2,500   Platinum Underwriters
              Holdings, Ltd. ..................................................             81,525
      1,200   PS Business Parks, Inc., REIT ...................................             61,920
     11,300   RAIT Investment Trust, REIT .....................................             83,846
      3,700   Realty Income Corp., REIT .......................................             84,212
      7,300   U-Store-It Trust, REIT ..........................................             87,235
      4,000   Webster Financial Corp. .........................................             74,400
      1,300   Westamerica Bancorporation ......................................             68,367
                                                                                      ------------
                                                                                         1,479,533
                                                                                      ------------
              HEALTH CARE - 7.81%
      3,600   Amsurg Corp. * ..................................................             87,660
      5,400   Centene Corp. * .................................................             90,666
      1,600   Corvel Corp. * ..................................................             54,192
      2,900   ICU Medical, Inc. * .............................................             66,352
      3,900   Orthofix International N.V. * ...................................            112,905
     10,500   Universal American Corp./NY * ...................................            107,310
                                                                                      ------------
                                                                                           519,085
                                                                                      ------------
              INDUSTRIALS - 23.07%
      8,500   ACCO Brands Corp. * .............................................             95,455
      2,000   Acuity Brands, Inc. .............................................             96,160
     12,100   Airtran Holdings, Inc. * ........................................             24,684
      3,100   Albany International Corp.,
              Class A .........................................................             89,900
      6,900   Belden, Inc. ....................................................            233,772
      6,300   Bowne & Co., Inc. ...............................................             80,325
      7,500   Carlisle Cos., Inc. .............................................            217,500

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
      4,100   Deswell Industries, Inc. ........................................       $     23,206
      2,200   ESCO Technologies, Inc. * .......................................            103,224
      1,800   Genesee & Wyoming, Inc.,
              Class A *........................................................             61,236
      4,700   Mueller Industries, Inc. ........................................            151,340
      2,500   Quixote Corp. ...................................................             20,575
      2,700   Simpson Manufacturing Co., Inc. .................................             64,098
      3,300   Sterling Construction Co., Inc. * ...............................             65,538
      3,300   United Stationers, Inc. * .......................................            121,935
      5,600   Vitran Corp., Inc. * ............................................             83,944
                                                                                      ------------
                                                                                         1,532,892
                                                                                      ------------
              INFORMATION TECHNOLOGY - 6.59%
      4,500   Electronics for Imaging, Inc. * .................................             65,700
      2,900   MAXIMUS, Inc. ...................................................            100,978
      7,700   NAM TAI Electronics, Inc. .......................................            100,716
      5,100   Websense, Inc. * ................................................             85,884
      5,100   Xyratex, Ltd. * .................................................             84,915
                                                                                      ------------
                                                                                           438,193
                                                                                      ------------
              MATERIALS - 4.45%
      1,600   Aptargroup, Inc. ................................................             67,120
        800   Compass Minerals
              International, Inc. .............................................             64,448
      1,500   Deltic Timber Corp. .............................................             80,265
      5,650   Zep, Inc. .......................................................             84,072
                                                                                      ------------
                                                                                           295,905
                                                                                      ------------
              UTILITIES - 3.80%
      2,300   Atmos Energy Corp. ..............................................             63,411
      1,650   New Jersey Resources Corp. ......................................             53,872
      3,700   Westar Energy, Inc. .............................................             79,587
      1,600   WGL Holdings, Inc. ..............................................             55,584
                                                                                      ------------
                                                                                           252,454
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $7,330,901) ...............................................          6,394,311

Par Value
---------
CERTIFICATE OF DEPOSIT - 1.51%
--------------------------------------------------------------------------------------------------
   $100,626   State Street Eurodollar
              0.400%, due 07/01/08 ............................................            100,626
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $100,626) .................................................            100,626

Shares
------
INVESTMENT COMPANY - 4.55%
--------------------------------------------------------------------------------------------------
    302,032   SSgA Prime Money
              Market Fund .....................................................            302,032
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $302,032) .................................................            302,032
                                                                                      ------------
TOTAL INVESTMENTS - 102.28%
--------------------------------------------------------------------------------------------------
(Cost $7,733,559**) ...........................................................          6,796,969

NET OTHER ASSETS AND LIABILITIES - (2.28)%
--------------------------------------------------------------------------------------------------
                                                                                          (151,688)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $6,645,281

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $7,739,845.
REIT    Real Estate Investment Trust.

        The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
56

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                      [PIE CHART OF SECTOR ALLOCATION]

              SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

Industrials                                                             22%
Information Technology                                                  20%
Energy                                                                  16%
Health Care                                                             15%
Consumer Discretionary                                                   8%
Cash and Other Net Assets                                                7%
Financials                                                               5%
Materials                                                                4%
Consumer Staples                                                         1%
Telecommunication Services                                               1%
Utilities                                                                1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 92.77%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 7.94%
        400   Abercrombie & Fitch Co.,
              Class A .........................................................       $     25,072
      2,000   Cabela's, Inc. * ................................................             22,020
      1,350   California Pizza Kitchen, Inc. * ................................             15,106
      2,400   CKX, Inc. *......................................................             21,000
        900   Columbia Sportswear Co. .........................................             33,075
        600   Deckers Outdoor Corp. *..........................................             83,520
        400   DeVry, Inc. .....................................................             21,448
        900   Dolan Media Co. *................................................             16,380
      1,000   Drew Industries, Inc. * .........................................             15,950
        700   Focus Media Holding, Ltd.,
              ADR *............................................................             19,404
        300   GameStop Corp., Class A * .......................................             12,120
      2,200   Great Wolf Resorts, Inc. * ......................................              9,614
      1,300   Hibbett Sports, Inc. * ..........................................             27,430
        900   Iconix Brand Group, Inc. * ......................................             10,872
        900   Interactive Data Corp. ..........................................             22,617
      1,700   Outdoor Channel Holdings,
              Inc. * ..........................................................             11,866
        700   Papa John's International,
              Inc. * ..........................................................             18,613
        900   Scientific Games Corp.,
              Class A *........................................................             26,658
      1,000   Urban Outfitters, Inc. *.........................................             31,190
        800   Volcom, Inc. * ..................................................             19,144
        600   Warnaco Group, Inc./The * .......................................             26,442
      1,800   World Wrestling Entertainment,
              Inc., Class A ...................................................             27,846
                                                                                      ------------
                                                                                           517,387
                                                                                      ------------
              CONSUMER STAPLES - 1.03%
        200   Central European
              Distribution Corp. * ............................................             14,830
        400   Green Mountain Coffee
              Roasters, Inc. * ................................................             15,028
      1,100   Reddy Ice Holdings, Inc. ........................................             15,048
      1,400   Winn-Dixie Stores, Inc. * .......................................             22,428
                                                                                      ------------
                                                                                            67,334
                                                                                      ------------
              ENERGY - 15.83%
        200   Arch Coal, Inc. .................................................             15,006
        400   Atwood Oceanics, Inc. * .........................................             49,736
      1,200   Basic Energy Services, Inc. * ...................................             37,800
      3,000   Brigham Exploration Co. * .......................................             47,490
        700   Cabot Oil & Gas Corp. ...........................................             47,411
        700   Carrizo Oil & Gas, Inc. * .......................................             47,663
        400   Comstock Resources, Inc. * ......................................             33,772
        400   Dawson Geophysical Co. * ........................................             23,784
        500   Delta Petroleum Corp. * .........................................             12,760
        900   Dril-Quip, Inc. * ...............................................             56,700
      2,000   EXCO Resources, Inc. *...........................................             73,820
      1,300   Hercules Offshore, Inc. *........................................             49,426
        700   IHS, Inc., Class A * ............................................             48,720
        800   ION Geophysical Corp. *..........................................             13,960
        300   Lufkin Industries, Inc. .........................................             24,984
        700   Massey Energy Co.................................................             65,625
        900   NATCO Group, Inc., Class A * ....................................             49,077
        900   Oceaneering International,
              Inc. * ..........................................................             69,345
        400   Penn Virginia Corp. .............................................             30,168
      1,600   PetroHawk Energy Corp. * ........................................             74,096
      2,600   Petroquest Energy, Inc. * .......................................             69,940
        600   Superior Energy Services, Inc. * ................................             33,084
        600   W-H Energy Services, Inc. * .....................................             57,444
                                                                                      ------------
                                                                                         1,031,811
                                                                                      ------------
              FINANCIALS - 4.58%
        200   Affiliated Managers Group,
              Inc. * ..........................................................             18,012
        200   Alexandria Real Estate Equities,
              Inc., REIT ......................................................             19,468

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
        800   American Physicians
              Capital, Inc. ...................................................       $     38,752
      3,100   GFI Group, Inc. .................................................             27,931
        900   Greenhill & Co., Inc. ...........................................             48,474
        800   Mid-America Apartment
              Communities, Inc., REIT .........................................             40,832
        700   optionsXpress Holdings, Inc. ....................................             15,638
        800   Signature Bank/New York NY * ....................................             20,608
        400   SVB Financial Group * ...........................................             19,244
        700   Tower Group, Inc. ...............................................             14,833
      1,000   Waddell & Reed Financial, Inc.,
              Class A .........................................................             35,010
                                                                                      ------------
                                                                                           298,802
                                                                                      ------------
              HEALTH CARE - 15.41%
        800   Acorda Therapeutics, Inc. * .....................................             26,264
        300   Air Methods Corp. *..............................................              7,500
        400   Alexion Pharmaceuticals,
              Inc. * ..........................................................             29,000
      1,100   Alkermes, Inc. *.................................................             13,596
      1,200   AMN Healthcare Services,
              Inc. * ..........................................................             20,304
        500   Arthrocare Corp. *...............................................             20,405
        500   athenahealth, Inc. * ............................................             15,380
      1,200   Bruker Corp. *...................................................             15,420
        500   Community Health Systems,
              Inc. * ..........................................................             16,490
        600   Gen-Probe, Inc. * ...............................................             28,488
      1,500   HMS Holdings Corp. *.............................................             32,205
      2,000   Hologic, Inc. *..................................................             43,600
        900   Icon PLC, ADR * .................................................             67,968
        800   Immucor, Inc. * .................................................             20,704
      1,200   inVentiv Health, Inc. * .........................................             33,348
        600   Kendle International, Inc. * ....................................             21,798
        700   KV Pharmaceutical Co.,
              Class A * .......................................................             13,531
        700   Magellan Health Services,
              Inc. * ..........................................................             25,921
        500   Martek Biosciences Corp. * ......................................             16,855
        700   Masimo Corp. * ..................................................             24,045
      1,200   Medcath Corp. * .................................................             21,576
        600   Medicines Co./The * .............................................             11,892
      1,400   Medicis Pharmaceutical Corp.,
              Class A .........................................................             29,092
        600   MWI Veterinary Supply, Inc. * ...................................             19,866
        500   Myriad Genetics, Inc. * .........................................             22,760
        900   Omnicell, Inc. *.................................................             11,862
      1,900   Parexel International Corp. * ...................................             49,989
      1,300   Pediatrix Medical Group, Inc. * .................................             63,999
      1,600   PharmaNet Development Group,
              Inc. * ..........................................................             25,232
      1,100   PharMerica Corp. * ..............................................             24,849
        500   Providence Service Corp./The * ..................................             10,555
      1,300   PSS World Medical, Inc. * .......................................             21,190
      1,100   Psychiatric Solutions, Inc. * ...................................             41,624
        800   SonoSite, Inc. * ................................................             22,408
      1,500   Trizetto Group * ................................................             32,070
      1,400   Wright Medical Group, Inc. * ....................................             39,774
        500   XenoPort, Inc. * ................................................             19,515
      1,300   Zoll Medical Corp. * ............................................             43,771
                                                                                      ------------
                                                                                         1,004,846
                                                                                      ------------
              INDUSTRIALS - 22.27%
      2,600   AAR Corp. * .....................................................             35,178
        500   Actuant Corp., Class A...........................................             15,675
        300   Acuity Brands, Inc. .............................................             14,424
        700   Advisory Board Co./The * ........................................             27,531
        600   Barnes Group, Inc. ..............................................             13,854
      2,200   BE Aerospace, Inc. * ............................................             51,238
      1,800   Bucyrus International, Inc.,
              Class A .........................................................            131,436
        900   Chart Industries, Inc. *.........................................             43,776
        600   Clean Harbors, Inc. * ...........................................             42,636
      2,200   Comfort Systems USA, Inc. .......................................             29,568
        800   Corrections Corp. of America * ..................................             21,976
        700   EnPro Industries, Inc. * ........................................             26,138
      1,200   FTI Consulting, Inc. *...........................................             82,152
      1,200   Genesis Lease, Ltd., ADR ........................................             12,396
      1,300   Geo Group, Inc./The * ...........................................             29,250
        900   GeoEye, Inc. * ..................................................             15,939
        500   Goodrich Corp. ..................................................             23,730
        900   Healthcare Services Group .......................................             13,689
        700   Heico Corp. .....................................................             22,778
        700   HUB Group, Inc., Class A *.......................................             23,891
      1,300   Hudson Highland Group,
              Inc. * ..........................................................             13,611
        600   II-VI, Inc. * ...................................................             20,952
      2,900   Innovative Solutions & Support,
              Inc. * ..........................................................             18,705
        700   Kaydon Corp. ....................................................             35,987
        400   Kirby Corp. * ...................................................             19,200
      1,100   Ladish Co., Inc. * ..............................................             22,649
      1,100   LMI Aerospace, Inc. * ...........................................             19,327
        700   Middleby Corp. *.................................................             30,737
      3,200   MPS Group, Inc. *................................................             34,016
      1,200   Navigant Consulting, Inc. * .....................................             23,472
      1,000   RBC Bearings, Inc. *.............................................             33,320
        400   Robbins & Myers, Inc. ...........................................             19,948
        300   Shaw Group, Inc./The * ..........................................             18,537
      1,900   Simpson Manufacturing Co.,
              Inc. ............................................................             45,106
        400   Stericycle, Inc. * ..............................................             20,680
      2,200   SYKES Enterprises, Inc. * .......................................             41,492
        400   Titan International, Inc. .......................................             14,248
      1,100   TransDigm Group, Inc. * .........................................             36,949

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
58

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
      1,500   Triumph Group, Inc. .............................................       $     70,650
        300   URS Corp. *......................................................             12,591
      2,100   Wabtec Corp. ....................................................            102,102
        400   Walter Industries, Inc. .........................................             43,508
      1,400   Waste Connections, Inc. *........................................             44,702
        600   Watson Wyatt Worldwide,
              Inc., Class A....................................................             31,734
                                                                                      ------------
                                                                                         1,451,478
                                                                                      ------------
              INFORMATION TECHNOLOGY - 20.42%
        300   Anixter International, Inc. *....................................             17,847
        900   Ansoft Corp. * ..................................................             32,760
      1,200   Ansys, Inc. *....................................................             56,544
        500   Atheros Communications,
              Inc. * ..........................................................             15,000
        400   Bankrate, Inc. *.................................................             15,628
      1,700   Blackboard, Inc. *...............................................             64,991
        800   Cabot Microelectonics Corp. * ...................................             26,520
        500   CACI International, Inc.,
              Class A *........................................................             22,885
        500   Cognizant Technology Solutions
              Corp., Class A * ................................................             16,255
      1,000   Commvault Systems, Inc. * .......................................             16,640
        600   Comtech Telecommunications
              Corp. *..........................................................             29,400
      1,000   Cybersource Corp. *..............................................             16,730
      2,500   Dice Holdings, Inc. *............................................             20,650
        600   Diodes, Inc. *...................................................             16,584
        600   DivX, Inc. * ....................................................              4,404
      1,200   EMS Technologies, Inc. * ........................................             26,208
      2,000   ExlService Holdings, Inc. *......................................             28,060
      2,100   Flir Systems, Inc. * ............................................             85,197
      2,900   Forrester Research, Inc. *.......................................             89,552
        700   Harris Corp. ....................................................             35,343
      1,700   i2 Technologies, Inc. * .........................................             21,131
      1,600   Informatica Corp. *..............................................             24,064
        700   Jack Henry & Associates, Inc. ...................................             15,148
        900   Kenexa Corp. * ..................................................             16,956
      1,300   Liquidity Services, Inc. *.......................................             14,989
      2,400   Manhattan Associates, Inc. * ....................................             56,952
      2,000   Micros Systems, Inc. *...........................................             60,980
      2,300   Microsemi Corp. *................................................             57,914
      1,000   Netlogic Microsystems, Inc. *....................................             33,200
      1,300   Neutral Tandem, Inc. *...........................................             22,750
      2,000   Nice Systems, Ltd., ADR * .......................................             59,140
      1,300   Nuance Communication,
              Inc. * ..........................................................             20,371
        400   Power Integrations, Inc. *.......................................             12,644
        500   Quality Systems, Inc. ...........................................             14,640
      1,200   Satyam Computer Services, Ltd.,
              ADR .............................................................             29,424
        700   SiRF Technology Holdings,
              Inc. * ..........................................................              3,024
      4,100   SkillSoft PLC, ADR * ............................................             37,064
        700   Solera Holdings, Inc. * .........................................             19,362
      3,500   SonicWALL, Inc. * ...............................................             22,575
      1,200   Standard Microsystems Corp. * ...................................             32,580
      1,300   SuccessFactors, Inc. * ..........................................             14,235
      2,100   Technitrol, Inc. ................................................             35,679
      1,700   Travelzoo, Inc. * ...............................................             14,569
      1,000   Vocus, Inc. * ...................................................             32,170
        900   Wright Express Corp. * ..........................................             22,320
                                                                                      ------------
                                                                                         1,331,079
                                                                                      ------------
              MATERIALS - 4.06%
        300   Airgas, Inc. ....................................................             17,517
        400   Aptargroup, Inc. ................................................             16,780
        200   Century Aluminum Co. * ..........................................             13,298
        300   FMC Corp. .......................................................             23,232
        400   Haynes International, Inc. *.....................................             23,020
        300   Owens-Illinois, Inc. * ..........................................             12,507
        800   RTI International Metals, Inc. * ................................             28,496
      1,100   Silgan Holdings, Inc. ...........................................             55,814
      1,500   Terra Industries, Inc. ..........................................             74,025
                                                                                      ------------
                                                                                           264,689
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 0.72%
      1,400   NTELOS Holdings Corp. ...........................................             35,518
      1,800   PAETEC Holding Corp. *...........................................             11,430
                                                                                      ------------
                                                                                            46,948
                                                                                      ------------
              UTILITIES - 0.51%
        300   Energen Corp. ...................................................             23,409
        200   ITC Holdings Corp. ..............................................             10,222
                                                                                      ------------
                                                                                            33,631
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $6,046,452) ...............................................          6,048,005

PREFERRED STOCKS - 0.12%
--------------------------------------------------------------------------------------------------
              HEALTH CARE - 0.12%
         32   Inverness Medical Innovations, Inc.
              Series B (P)
              3.000% ..........................................................              7,584
                                                                                      ------------
              TOTAL PREFERRED STOCKS
              (Cost $9,250) ...................................................              7,584

Par Value
---------
CERTIFICATE OF DEPOSIT - 2.65%
--------------------------------------------------------------------------------------------------
   $172,799   State Street Eurodollar
              0.400%, due 07/01/08 ............................................            172,799
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $172,799) .................................................            172,799

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANY - 4.52%
--------------------------------------------------------------------------------------------------
    294,764   SSgA Prime Money
              Market Fund .....................................................         $  294,764
                                                                                        ----------
              TOTAL INVESTMENT COMPANY
              (Cost $294,764)..................................................            294,764

TOTAL INVESTMENTS - 100.06%
--------------------------------------------------------------------------------------------------
(Cost $6,523,265**)............................................................          6,523,152

NET OTHER ASSETS AND LIABILITIES - (0.06)%
--------------------------------------------------------------------------------------------------
                                                                                            (4,153)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $6,518,999

-------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $6,567,935.
 (P)    Convertible.
 ADR    American Depositary Receipt.
 PLC    Public Limited Company.
REIT    Real Estate Investment Trust.

        The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
60

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                   [PIE CHART OF GEOGRAPHICAL ALLOCATION]

           GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                            AS OF JUNE 30, 2008

United States                                                           37%
Europe (excluding United Kingdom)                                       23%
United Kingdom                                                          16%
Japan                                                                   13%
Pacific Basin                                                           10%
Cash and Other Net Assets                                                1%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 99.41%
--------------------------------------------------------------------------------------------------
              AUSTRALIA - 5.37%
     84,089   Amcor, Ltd.......................................................       $    406,114
    101,773   Foster's Group, Ltd. ............................................            493,466
     22,665   National Australia Bank, Ltd. ...................................            574,406
    216,369   Telstra Corp., Ltd. .............................................            877,360
                                                                                      ------------
                                                                                         2,351,346
                                                                                      ------------
              BELGIUM - 1.28%
     34,957   Fortis ..........................................................            559,797
     13,256   Fortis VVPR Strips * ............................................                209
                                                                                      ------------
                                                                                           560,006
                                                                                      ------------
              FINLAND - 0.66%
     17,786   UPM-Kymmene OYJ .................................................            291,279
                                                                                      ------------
              FRANCE - 7.29%
      9,549   Carrefour S.A. ..................................................            540,723
     13,787   France Telecom S.A. (O) .........................................            406,201
      4,177   Renault S.A. (O) ................................................            342,689
      5,929   Societe Generale (O).............................................            516,209
     16,201   Total S.A. (O)...................................................          1,382,734
                                                                                      ------------
                                                                                         3,188,556
                                                                                      ------------
              GERMANY - 2.40%
     27,061   Deutsche Telekom AG .............................................            443,174
      4,799   RWE AG ..........................................................            606,297
                                                                                      ------------
                                                                                         1,049,471
                                                                                      ------------
              HONG KONG - 1.05%
     76,500   HongKong Electric Holdings ......................................            457,696
                                                                                      ------------
              ITALY - 2.17%
    155,258   UniCredit SpA ...................................................            950,434
                                                                                      ------------
              JAPAN - 12.75%
     14,200   Astellas Pharma, Inc. ...........................................            601,752
     18,200   Canon, Inc. (O) .................................................            935,794
      9,000   Kao Corp. .......................................................            236,039
        133   Nippon Telegraph &
              Telephone Corp. .................................................            651,285
     16,000   Nitto Denko Corp. ...............................................            614,747
     26,500   Seven & I Holdings Co., Ltd. ....................................            756,145
     12,500   Takeda Pharmaceutical Co.,
              Ltd..............................................................            635,653
     15,100   Tokio Marine Holdings, Inc. .....................................            588,700
        114   West Japan Railway Co. ..........................................            559,318
                                                                                      ------------
                                                                                         5,579,433
                                                                                      ------------
              NETHERLANDS - 3.33%
     32,828   ING Groep N.V. ..................................................          1,047,066
     24,407   Reed Elsevier N.V. ..............................................            411,625
                                                                                      ------------
                                                                                         1,458,691
                                                                                      ------------
              SINGAPORE - 1.50%
     71,000   Oversea-Chinese Banking Corp. ...................................            426,256
     86,000   Singapore Telecommunications,
              Ltd. ............................................................            228,769
                                                                                      ------------
                                                                                           655,025
                                                                                      ------------
              SPAIN - 3.42%
     33,587   Iberdrola S.A. (O) ..............................................            450,089
     39,381   Telefonica S.A...................................................          1,046,783
                                                                                      ------------
                                                                                         1,496,872
                                                                                      ------------
              SWITZERLAND - 2.91%
     23,081   Novartis AG .....................................................          1,272,350
                                                                                      ------------
              TAIWAN - 2.14%
     17,700   Chunghwa Telecom Co., Ltd.,
              ADR .............................................................            449,049
     44,600   Taiwan Semiconductor
              Manufacturing Co., Ltd., ADR                                                 486,586
                                                                                      ------------
                                                                                           935,635
                                                                                      ------------
              UNITED KINGDOM - 15.58%
     36,044   Aviva PLC .......................................................            359,481
     84,555   BP PLC ..........................................................            981,747

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UNITED KINGDOM (CONTINUED)
     67,613   GKN PLC .........................................................       $    300,152
     71,413   GlaxoSmithKline PLC..............................................          1,582,261
     70,172   HBOS PLC ........................................................            385,548
     97,694   Lloyds TSB Group PLC ............................................            604,345
    103,161   Royal Bank of Scotland
              Group PLC........................................................            441,529
     30,148   Royal Dutch Shell PLC,
              A Shares.........................................................          1,240,734
     32,424   Unilever PLC ....................................................            922,369
                                                                                      ------------
                                                                                         6,818,166
                                                                                      ------------
              UNITED STATES - 37.56%
     10,700   3M Co. ..........................................................            744,613
     35,500   Alcoa, Inc. (O)..................................................          1,264,510
     40,500   Bank of America Corp. (O)(Q) ....................................            966,735
     14,200   CBS Corp. (O) ...................................................            276,758
     15,800   Chevron Corp. (Q)................................................          1,566,254
     40,000   Citigroup, Inc. .................................................            670,400
     39,100   ConAgra Foods, Inc. .............................................            753,848
        621   Fairpoint Communications, Inc. (O) ..............................              4,477
     53,300   General Electric Co. (Q) ........................................          1,422,577
     24,900   Genuine Parts Co. (O) ...........................................            988,032
     23,200   HJ Heinz Co. (O) ................................................          1,110,120
     14,900   Merck & Co., Inc. ...............................................            561,581
     50,400   Microsoft Corp. .................................................          1,386,504
     28,400   Oracle Corp. * ..................................................            596,400
     52,800   Pfizer, Inc. ....................................................            922,416
     29,900   Verizon Communications, Inc. ....................................          1,058,460
     43,900   Wachovia Corp. (O) ..............................................            681,767
     30,400   Wyeth............................................................          1,457,984
                                                                                      ------------
                                                                                        16,433,436
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $53,282,760) ..............................................         43,498,396

WARRANTS AND RIGHTS - 0.01%
--------------------------------------------------------------------------------------------------
              UNITED KINGDOM - 0.01%
     28,068   HBOS PLC
              Exp. 07/18/08
              (Exercise Price $5.47)* .........................................              6,007
                                                                                      ------------
              TOTAL WARRANTS AND RIGHTS
              (Cost $0) .......................................................              6,007

INVESTMENT COMPANY - 0.39%
--------------------------------------------------------------------------------------------------
                UNITED STATES - 0.39%
     172,064    SSgA Prime Money Market
                Fund (Q) ......................................................            172,064
                                                                                      ------------
                TOTAL INVESTMENT COMPANY
                (Cost $172,064) ...............................................            172,064

COLLATERAL FOR SECURITIES ON LOAN - 14.60%
--------------------------------------------------------------------------------------------------
                UNITED STATES - 14.60%
  6,388,355    State Street Navigator Securities
                Lending Prime Portfolio (I) ...................................          6,388,355
                                                                                      ------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $6,388,355) .............................................          6,388,355

TOTAL INVESTMENTS - 114.41%
--------------------------------------------------------------------------------------------------
(Cost $59,843,179**) ..........................................................         50,064,822

NET OTHER ASSETS AND LIABILITIES - (14.41)%
--------------------------------------------------------------------------------------------------
                                                                                        (6,308,858)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $43,755,964

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $59,923,311.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O)    All (or portion of security) on loan.
 (Q) Security pledged as collateral for forward foreign currency contracts oustanding as of June 30, 2008.
 ADR    American Depositary Receipt.
 PLC    Public Limited Company.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
62

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS:

                                                                             Appreciation/
Currency     Settlement Date    Local Amount    Face Amount       Value      (Depreciation)
--------     ---------------    ------------    -----------       -----      --------------
EUR(sell)       07/31/08          1,915,500      $2,977,549    $3,011,490       $(33,941)
GBP(sell)       07/31/08           512,000       $1,012,516    $1,016,739       $ (4,223)

EUR     Euro
GBP     Great British Pound

OTHER INFORMATION:
Industry Concentration

                                                   % of Net Assets
                                                   ---------------
Pharmaceuticals                                              16.1%
Oil, Gas & Consumable Fuels                                  11.8%
Diversified Telecommunication Services                       11.8%
Commercial Banks                                             10.5%
Diversified Financial Services                                7.4%
Food Products                                                 6.4%
Industrial Conglomerates                                      4.9%
Software                                                      4.5%
Food & Staples Retailing                                      3.0%
Metals & Mining                                               2.9%
Distributors                                                  2.2%
Insurance                                                     2.2%
Office Electronics                                            2.1%
Electric Utilities                                            2.1%
Media                                                         1.6%
Chemicals                                                     1.4%
Multi-Utilities                                               1.4%
Road & Rail                                                   1.3%
Beverages                                                     1.1%
Semiconductors & Semiconductor Equipment                      1.1%
Containers & Packaging                                        0.9%
Automobiles                                                   0.8%
Auto Components                                               0.7%
Paper & Forest Products                                       0.7%
Net Other Assets & Liabilities                                0.6%
Household Products                                            0.5%
                                                         ---------
                                                            100.0%
                                                         =========

        The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s)used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                     [PIE CHART OF GEOGRAPHICAL ALLOCATION]

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Europe (excluding United Kingdom)                                       44%
United Kingdom                                                          19%
Japan                                                                   14%
Pacific Basin                                                            7%
Latin America                                                            4%
Other Countries                                                          5%
Africa                                                                   3%
Cash & Other Net Assets                                                  4%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 94.85%
--------------------------------------------------------------------------------------------------
              ARGENTINA - 0.56%
     10,100   Tenaris S.A., ADR ...............................................       $    752,450
                                                                                      ------------
              AUSTRALIA - 0.15%
     27,728   ABC Learning Centres,
              Ltd. (O) ........................................................             26,518
     24,599   Fairfax Media, Ltd. (O) .........................................             68,929
     12,165   James Hardie Industries N.V. ....................................             49,328
     27,536   Macquarie Infrastructure
              Group ...........................................................             61,095
                                                                                      ------------
                                                                                           205,870
                                                                                      ------------
              AUSTRIA - 0.06%
      1,275   Andritz AG ......................................................             80,410
                                                                                      ------------
              BAHRAIN - 0.08%
      4,273   Investcorp Bank BSC, GDR (C).....................................            108,961
                                                                                      ------------
              BELGIUM - 0.78%
      5,650   Arseus N.V. .....................................................             71,888
     14,018   InBev N.V. ......................................................            973,028
                                                                                      ------------
                                                                                         1,044,916
                                                                                      ------------
              BRAZIL - 1.70%
     25,400   Banco do Brasil S.A. ............................................            416,368
      7,900   Cia de Concessoes
              Rodoviarias .....................................................            156,935
      7,700   Empresa Brasileira de
              Aeronautica S.A., ADR ...........................................            204,050
      7,933   Iochpe Maxion S.A. ..............................................            151,673
     48,700   JHSF Participacoes S.A. .........................................            244,836
     29,049   Redecard S.A. ...................................................            564,318
     10,858   Souza Cruz S.A. .................................................            311,055
     11,950   Tam S.A., ADR ...................................................            228,484
                                                                                      ------------
                                                                                         2,277,719
                                                                                      ------------
              CANADA - 1.93%
     61,600   TELUS Corp. .....................................................          2,592,443
                                                                                      ------------
              CHINA - 0.02%
    100,000   Shougang Concord International
              Enterprises Co., Ltd. ...........................................             32,704
                                                                                      ------------
              EGYPT - 0.59%
      3,045   Eastern Tobacco .................................................            184,329
      7,072   Egyptian Co. for
              Mobile Services .................................................            220,997
      3,132   Orascom Construction
              Industries ......................................................            215,423
     13,357   Orascom Telecom Holding S.A.E. ..................................            172,678
                                                                                      ------------
                                                                                           793,427
                                                                                      ------------
              FINLAND - 1.74%
      2,110   Konecranes OYJ ..................................................             87,385
     85,800   Nokia OYJ .......................................................          2,092,841
      3,340   Sampo OYJ, A Shares .............................................             84,415
      1,960   Vacon PLC .......................................................             79,475
                                                                                      ------------
                                                                                         2,344,116
                                                                                      ------------
              FRANCE - 10.18%
     38,180   AXA S.A. ........................................................          1,133,901
     14,050   BNP Paribas .....................................................          1,273,045
     50,500   Gaz de France S.A. (O) ..........................................          3,246,100
     21,200   Groupe Danone (O) ...............................................          1,488,909
      1,068   Neopost S.A. ....................................................            113,032
     30,212   Sanofi-Aventis S.A. (O) .........................................          2,018,599
        906   Sechilienne-Sidec ...............................................             71,106
          1   Societe Generale ................................................                 87
     50,087   Total S.A. (O)...................................................          4,274,860
        737   Virbac S.A. .....................................................             63,459
                                                                                      ------------
                                                                                        13,683,098
                                                                                      ------------
              GERMANY - 8.99%
     26,250   Adidas AG .......................................................          1,657,981
      9,000   Allianz SE ......................................................          1,585,880
      5,869   Compugroup Holding AG * .........................................             83,177
      1,830   CTS Eventim AG ..................................................             73,339
      4,768   D+S europe AG *..................................................             97,756

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
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  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              GERMANY (CONTINUED)
     26,600   Daimler AG ......................................................       $  1,645,321
     18,600   E.ON AG .........................................................          3,753,437
      1,050   Pfeiffer Vacuum
              Technology AG ...................................................            108,928
      1,520   SGL Carbon AG *..................................................            106,728
     25,419   Siemens AG ......................................................          2,822,723
      3,195   Symrise AG ......................................................             69,430
      1,048   Wincor Nixdorf AG ...............................................             72,976
                                                                                      ------------
                                                                                        12,077,676
                                                                                      ------------
              GREECE - 1.59%
     21,292   National Bank of Greece S.A. ....................................            959,586
     30,513   OPAP S.A. .......................................................          1,065,722
      4,188   Piraeus Bank S.A. ...............................................            113,827
                                                                                      ------------
                                                                                         2,139,135
                                                                                      ------------
              HONG KONG - 0.09%
     11,405   Esprit Holdings, Ltd. ...........................................            118,480
                                                                                      ------------
              HUNGARY - 0.08%
      2,700   OPT Bank Nyrt. * ................................................            113,114
                                                                                      ------------
              INDIA - 1.16%
      3,209   Grasim Industries, Ltd. .........................................            137,981
     12,155   Hero Honda Motors, Ltd. .........................................            193,519
      8,675   Hindustan Unilever, Ltd. ........................................             41,515
     26,866   Oil & Natural Gas Corp., Ltd. ...................................            502,040
     18,660   Punjab National Bank, Ltd. ......................................            161,337
     40,354   Satyam Computer
              Services, Ltd. ..................................................            410,903
      4,101   State Bank of India, Ltd. .......................................            105,516
                                                                                      ------------
                                                                                         1,552,811
                                                                                      ------------
              INDONESIA - 0.75%
    978,200   Bank Mandiri Persero Tbk PT .....................................            275,848
    156,000   PT Astra International Tbk ......................................            325,705
     12,090   Telekomunikasi Indonesia
              Tbk PT, ADR .....................................................            389,903
     12,000   United Tractors Tbk PT ..........................................             15,813
                                                                                      ------------
                                                                                         1,007,269
                                                                                      ------------
              IRELAND - 1.33%
      8,971   Anglo Irish Bank Corp. PLC ......................................             84,238
     53,991   CRH PLC .........................................................          1,589,866
      4,433   DCC PLC .........................................................            110,545
                                                                                      ------------
                                                                                         1,784,649
                                                                                      ------------
              ISLE OF MAN - 0.05%
     21,617   Hansard Global PLC ..............................................             67,562
                                                                                      ------------
              ISRAEL - 0.64%
     96,018   Bank Hapoalim BM ................................................            423,533
      3,200   Delek Automotive Systems, Ltd. ..................................             51,059
     16,270   Israel Chemicals, Ltd. ..........................................            378,485
                                                                                      ------------
                                                                                           853,077
                                                                                      ------------
              ITALY - 3.13%
     84,920   ENI SpA .........................................................          3,169,245
      6,929   MARR SpA ........................................................             71,468
    156,835   UniCredit SpA ...................................................            960,088
                                                                                      ------------
                                                                                         4,200,801
                                                                                      ------------
              JAPAN - 13.68%
      6,690   Amano Corp. (O)..................................................             64,512
      4,080   Asahi Pretec Corp. (O) ..........................................            127,176
     20,800   Canon, Inc. (O)..................................................          1,069,479
     44,810   Daito Trust Construction Co.,
              Ltd. ..................................................... ......          2,173,194
      2,850   Don Quijote Co., Ltd. (O) .......................................             52,148
        184   East Japan Railway Co. ..........................................          1,498,823
      2,550   Hisamitsu Pharmaceutical Co.,
              Inc. ............................................................            110,943
     34,900   HOYA Corp. ......................................................            806,851
      6,740   Ichiyoshi Securities
              Co., Ltd. (O)....................................................             61,757
        114   Inpex Holdings, Inc. ............................................          1,438,554
      1,630   Jafco Co., Ltd. .................................................             55,720
        399   Japan Tobacco, Inc. .............................................          1,702,109
     49,800   JSR Corp. .......................................................            989,528
         97   KK daVinci Advisors * ...........................................             66,408
      3,260   Konami Corp. ....................................................            113,896
      4,650   MISUMI Group, Inc. (O)...........................................             86,484
     32,500   Mitsubishi Corp. ................................................          1,071,193
     20,400   Nidec Corp. .....................................................          1,358,207
      5,180   Ohara, Inc. .....................................................             92,488
      6,780   OSG Corp. (O)....................................................             76,617
        189   Sumitomo Mitsui Financial
              Group, Inc. (O)..................................................          1,422,083
    146,200   Sumitomo Trust &
              Banking Co., Ltd./The ...........................................          1,021,569
      7,980   Suruga Bank, Ltd. ...............................................            103,780
      2,080   Sysmex Corp. (O) ................................................             81,876
        400   T Hasegawa Co., Ltd. ............................................              6,084
     26,250   T&D Holdings, Inc. ..............................................          1,614,206
     17,300   Takeda Pharmaceutical
              Co., Ltd. .......................................................            879,744
      4,490   THK Co., Ltd. ...................................................             87,102
      2,680   Union Tool Co. (O)...............................................             77,985
      1,030   USS Co., Ltd. ...................................................             67,994
                                                                                      ------------
                                                                                        18,378,510
                                                                                      ------------
              MALAYSIA - 0.28%
     17,500   British American Tobacco
              Malaysia Bhd ....................................................            236,993
    171,900   PLUS Expressways Bhd ............................................            136,257
                                                                                      ------------
                                                                                           373,250
                                                                                      ------------
              MEXICO - 1.01%
     11,954   Cemex SAB de C.V., ADR *.........................................            295,264
      5,790   Desarrolladora Homex SAB de
              C.V., ADR *......................................................            339,178
                                                                                      ------------

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

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  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MEXICO (CONTINUED)
      5,090   Fomento Economico Mexicano
              SAB de C.V., ADR ................................................       $    231,646
     11,924   Grupo Televisa S.A., ADR ........................................            281,645
     52,050   Kimberly-Clark de Mexico
              SAB de C.V., Class A ............................................            212,155
                                                                                      ------------
                                                                                         1,359,888
                                                                                      ------------
              NETHERLANDS - 1.70%
      1,506   Advanced Metallurgical
              Group N.V. (O)*..................................................            128,654
      1,834   Boskalis Westminster (O) ........................................             98,336
      1,835   Fugro N.V. ......................................................            156,759
     19,230   Heineken N.V. ...................................................            981,725
      4,131   Innoconcepts ....................................................             58,156
      4,565   Ordina N.V. (O) .................................................             61,390
      2,603   SBM Offshore N.V. ...............................................             96,079
     19,348   TNT N.V. ........................................................            661,749
      2,672   USG People N.V. (O) .............................................             48,514
                                                                                      ------------
                                                                                         2,291,362
                                                                                      ------------
              NORWAY - 1.06%
      3,390   Acergy S.A. .....................................................             75,900
      6,530   ODIM ASA *.......................................................            109,011
      8,160   Songa Offshore ASA * ............................................            131,814
     58,900   Telenor ASA (O)..................................................          1,108,200
                                                                                      ------------
                                                                                         1,424,925
                                                                                      ------------
              PHILIPPINES - 0.32%
      7,940   Philippine Long Distance
              Telephone Co., ADR ..............................................            424,155
                                                                                      ------------
              PORTUGAL - 0.03%
     13,045   Banif SGPS S.A. .................................................             36,154
      2,721   Banif SGPS S.A.,
              New Shares (L) ..................................................              7,541
                                                                                      ------------
                                                                                            43,695
                                                                                      ------------
              RUSSIA - 1.10%
      7,000   Eurasia Drilling Co.,
              Ltd., GDR (C)*...................................................            181,650
      1,890   Evraz Group S.A., GDR ...........................................            220,185
      6,470   Mobile Telesystems OJSC, ADR ....................................            495,667
      4,778   Oriflame Cosmetics S.A., SDR ....................................            307,324
     83,618   TNK-BP Holding ..................................................            185,214
        606   Vsmpo-Avisma Corp. ..............................................             92,718
                                                                                      ------------
                                                                                         1,482,758
                                                                                      ------------
              SINGAPORE - 2.65%
     15,700   Cosco Corp.
              Singapore, Ltd., ADR ............................................            182,120
     88,000   DBS Group Holdings, Ltd. ........................................          1,219,591
    812,500   Singapore
              Telecommunications, Ltd. ........................................          2,161,333
                                                                                      ------------
                                                                                         3,563,044
                                                                                      ------------
              SOUTH AFRICA - 2.29%
     19,300   Aquarius Platinum, Ltd. .........................................            309,477
     15,287   Eqstra Holdings, Ltd. * .........................................             24,571
     31,287   Imperial Holdings, Ltd. * .......................................            211,372
     11,242   Kumba Iron Ore, Ltd. ............................................            453,539
     28,600   Massmart Holdings, Ltd. .........................................            226,002
     15,352   Murray & Roberts
              Holdings, Ltd. ..................................................            171,039
     13,611   Naspers, Ltd. ...................................................            298,089
     26,182   Nedbank Group, Ltd. .............................................            308,329
     85,904   Pretoria Portland
              Cement Co., Ltd. ................................................            315,649
    114,355   Sanlam, Ltd. ....................................................            243,121
    101,222   Steinhoff International
              Holdings, Ltd. ..................................................            206,385
    104,928   Truworths International, Ltd. ...................................            308,414
                                                                                      ------------
                                                                                         3,075,987
                                                                                      ------------
              SOUTH KOREA - 2.20%
        250   Amorepacific Corp. ..............................................            154,868
      1,956   GS Engineering &
              Construction Corp. ..............................................            214,103
      1,827   Hite Brewery Co., Ltd. (L) ......................................            205,222
     13,154   Kookmin Bank ....................................................            777,130
      2,180   Samsung Electronics
              Co., Ltd, GDR (C) ...............................................            642,555
     12,657   Shinhan Financial
              Group Co., Ltd. .................................................            572,321
     13,130   Woongjin Coway Co., Ltd. ........................................            385,346
                                                                                      ------------
                                                                                         2,951,545
                                                                                      ------------
              SPAIN - 1.26%
     83,240   Banco Santander S.A. ............................................          1,529,680
      2,232   Codere S.A. (O)* ................................................             50,260
      4,479   Indra Sistemas S.A. (O)..........................................            116,517
                                                                                      ------------
                                                                                         1,696,457
                                                                                      ------------
              SWEDEN - 1.03%
      9,516   Duni AB .........................................................             69,500
      6,460   Elekta AB, B Shares (O) .........................................            124,386
      4,068   Getinge AB, B Shares (O) ........................................             99,598
      3,330   Indutrade AB ....................................................             65,224
      7,460   KappAhl Holding AB (O)*..........................................             50,893
     93,080   Telefonaktiebolaget LM
              Ericsson, B Shares (O) ..........................................            970,275
                                                                                      ------------
                                                                                         1,379,876
                                                                                      ------------
              SWITZERLAND - 10.56%
      2,210   Bank Sarasin & Cie AG,
              Series B ........................................................             99,519
        160   Banque Cantonale Vaudoise .......................................             53,156
        399   Burckhardt Compression
              Holding AG ......................................................            121,217
        676   Dufry Group .....................................................             61,942
      1,347   Gottex Fund Management
              Holdings, Ltd. ..................................................             38,942

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
66

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  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              SWITZERLAND (CONTINUED)
     81,250   Nestle S.A. .....................................................       $  3,599,079
     82,797   Novartis AG .....................................................          4,564,221
     13,500   Roche Holding AG ................................................          2,434,340
      3,400   Swisscom AG .....................................................          1,135,388
      1,868   Swissquote Group Holding S.A. ...................................             83,478
     46,400   UBS AG * ........................................................            974,928
      3,960   Zurich Financial Services AG ....................................          1,014,837
                                                                                      ------------
                                                                                        14,181,047
                                                                                      ------------
              TAIWAN - 0.83%
    182,000   Advanced Semiconductor
              Engineering, Inc. ...............................................            163,694
     50,096   Advantech Co., Ltd. .............................................            128,735
          1   Chinatrust Financial
              Holding Co., Ltd. * .............................................                  1
     56,027   HON HAI Precision
              Industry Co., Ltd. ..............................................            275,954
     61,159   Novatek Microelectronics
              Corp., Ltd. .....................................................            177,716
    174,762   Taiwan Semiconductor
              Manufacturing Co., Ltd. .........................................            374,247
                                                                                      ------------
                                                                                         1,120,347
                                                                                      ------------
              TURKEY - 0.66%
     17,152   Ford Otomotiv Sanayi AS .........................................            122,725
     76,214   Turkcell Iletisim Hizmet AS .....................................            436,256
        551   Turkcell Iletisim Hizmet AS,
              ADR .............................................................              8,017
     96,774   Turkiye Is Bankasi, Series C ....................................            316,539
                                                                                      ------------
                                                                                           883,537
                                                                                      ------------
              UNITED KINGDOM - 18.59%
     16,815   Ashmore Group PLC ...............................................             72,470
    315,173   BAE Systems PLC .................................................          2,776,310
    238,275   BP PLC ..........................................................          2,766,553
     30,630   British American Tobacco PLC ....................................          1,060,357
      4,872   Charter PLC .....................................................             84,330
      2,510   Chemring Group PLC ..............................................            118,221
    107,900   Diageo PLC ......................................................          1,984,719
     19,642   Filtrona PLC ....................................................             55,622
     79,500   GlaxoSmithKline PLC .............................................          1,761,441
     31,915   Hampson Industries PLC ..........................................            108,959
     60,100   HSBC Holdings PLC ...............................................            928,115
     60,934   Imperial Tobacco Group PLC ......................................          2,269,547
      5,829   Intertek Group PLC ..............................................            114,646
    126,800   Lloyds TSB Group PLC ............................................            784,397
      9,557   Man Group PLC ...................................................            118,717
     78,212   National Grid PLC ...............................................          1,028,376
      1,807   Northgate PLC ...................................................             12,698
    584,688   Old Mutual PLC ..................................................          1,080,135
    125,800   Prudential PLC ..................................................          1,334,792
     18,930   Reckitt Benckiser PLC ...........................................            959,056
     35,449   Regus Group PLC .................................................             57,160
     22,100   Sepura, Ltd. *...................................................             38,385
    206,800   Tesco PLC .......................................................          1,520,322
     55,300   Unilever PLC ....................................................          1,573,124
      6,042   Victrex PLC .....................................................             89,848
    765,062   Vodafone Group PLC ..............................................          2,271,567
                                                                                      ------------
                                                                                        24,969,867
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $122,629,461) .............................................        127,430,938

COMMON STOCK UNIT - 0.04%
--------------------------------------------------------------------------------------------------
              IRELAND - 0.04%
      9,167   Grafton Group PLC *..............................................             53,410
                                                                                      ------------
              TOTAL COMMON STOCK UNIT
              (Cost $84,899)...................................................             53,410

PREFERRED STOCKS - 1.03%
--------------------------------------------------------------------------------------------------
              BRAZIL - 0.95%
     20,490   AES Tiete S.A. ..................................................            217,070
      8,093   Cia Energetica de Minas Gerais ..................................            197,245
     11,336   Cia Vale do Rio Doce. ...........................................            338,961
     64,870   Klabin S.A. .....................................................            243,580
     17,000   Suzano Papel e Celulose S.A. ....................................            276,753
                                                                                      ------------
                                                                                         1,273,609
                                                                                      ------------
              GERMANY - 0.08%
      1,195   Fuchs Petrolub AG ...............................................            112,906
                                                                                      ------------
              TOTAL PREFERRED STOCKS
              (Cost $762,853)..................................................          1,386,515

WARRANTS AND RIGHTS - 0.01%
--------------------------------------------------------------------------------------------------
              PORTUGAL - 0.01%
      2,721   Banif SGPS S.A.
              Exp. 06/20/08
              (Exercise Price $3.15) (L)* .....................................              7,541
                                                                                      ------------
              TOTAL WARRANTS AND RIGHTS
              (Cost $0) .......................................................              7,541

INVESTMENT COMPANY - 2.68%
--------------------------------------------------------------------------------------------------
              UNITED STATES - 2.68%
  3,602,765   SSgA Prime Money Market
              Fund ............................................................          3,602,765
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,602,765) ...............................................          3,602,765

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COLLATERAL FOR SECURITIES ON LOAN - 7.93%
--------------------------------------------------------------------------------------------------
              UNITED STATES - 7.93%
 10,653,651   State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................       $ 10,653,651
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $10,653,651) ..............................................         10,653,651

TOTAL INVESTMENTS - 106.54%
--------------------------------------------------------------------------------------------------
(Cost $137,733,629**) .........................................................        143,134,820

NET OTHER ASSETS AND LIABILITIES - (6.54)%
--------------------------------------------------------------------------------------------------
                                                                                        (8,785,242)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $134,349,578

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $138,624,377.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 2).
 (O)    All (or portion of security) on loan.
 ADR    American Depositary Receipt.
 GDR    Global Depositary Receipt.
 PLC    Public Limited Company.
 SDR    Swedish Depositary Receipt.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
68

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration

                                                  % of Net Assets
                                                  ---------------
Oil, Gas & Consumable Fuels                                  9.3%
Commercial Banks                                             8.9%
Pharmaceuticals                                              8.8%
Insurance                                                    6.1%
Food Products                                                5.0%
Wireless Telecommunication Services                          4.3%
Tobacco                                                      4.3%
Diversified Telecommunication Services                       4.2%
Net Other Assets & Liabilities                               4.1%
Electric Utilities                                           3.9%
Beverages                                                    3.3%
Gas Utilities                                                2.4%
Aerospace & Defense                                          2.4%
Electronic Equipment & Instruments                           2.4%
Communications Equipment                                     2.3%
Electrical Equipment                                         2.2%
Real Estate Management & Development                         1.8%
Metals & Mining                                              1.8%
Automobiles                                                  1.7%
Diversified Financial Services                               1.7%
Construction Materials                                       1.6%
Textiles, Apparel & Luxury Goods                             1.5%
Food & Staples Retailing                                     1.3%
Chemicals                                                    1.2%
Capital Markets                                              1.1%
Road & Rail                                                  1.1%
Household Products                                           1.0%
Distributors                                                 0.9%
Office Electronics                                           0.9%
Hotels, Restaurants & Leisure                                0.8%
IT Services                                                  0.8%
Machinery                                                    0.7%
Air Freight & Logistics                                      0.7%
Commercial Services & Supplies                               0.6%
Semiconductors & Semiconductor Equipment                     0.5%
Construction & Engineering                                   0.5%
Media                                                        0.5%
Household Durables                                           0.4%
Industrial Conglomerates                                     0.4%
Paper & Forest Products                                      0.4%
Personal Products                                            0.3%
Energy Equipment & Services                                  0.3%
Health Care Equipment & Supplies                             0.3%
Building Products                                            0.3%
Transportation Infrastructure                                0.3%
Computers & Peripherals                                      0.1%
Specialty Retail                                             0.1%
Auto Components                                              0.1%
Marine                                                       0.1%
Software                                                     0.1%
Health Care Technology                                       0.1%
Leisure Equipment & Products                                 0.1%
Multi-Utilities *                                            0.0%
Multiline Retail *                                           0.0%
                                                      -----------
                                                           100.0%
                                                      ===========

*Rounds to 0.0%

 The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Equity Securities                                            48%
Debt Securities                                              24%
Foreign Securities                                           25%
Alternative Asset Classes                                     2%
Money Market Securities and Other Net Assets                  1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

MEMBERS Large Cap Growth Fund, Class Y                       12%
MEMBERS High Income Fund, Class Y                             9%
Julius Baer International Equity Fund II, Class I             9%
Victory Special Value Fund, Class I                           9%
Laudus International MarketMasters Fund, Select Shares        9%
T. Rowe Price Spectrum Income Fund                            8%
MEMBERS Large Cap Value Fund, Class Y                         8%
Oppenheimer International Bond Fund, Class Y                  7%
Principal International Emerging Markets Fund, Class I        7%
Neuberger Berman Partners Fund, Institutional Class           6%
Manning & Napier Equity Series Fund                           6%
MEMBERS Mid Cap Growth Fund, Class Y                          4%
Royce Value Fund, Institutional Class                         3%
Ivy Global Natural Resources Fund, Class I                    2%
SSgA Prime Money Market Fund                                  1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANY - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 2.19%
      3,667   Ivy Global Natural Resources
              Fund, Class I ...................................................       $    151,975
                                                                                      ------------
              DEBT SECURITIES - 24.49%
     94,221   MEMBERS High Income Fund,
              Class Y (R)......................................................            641,646
     76,893   Oppenheimer International
              Bond Fund, Class Y ..............................................            497,498
     47,939   T. Rowe Price Spectrum
              Income Fund .....................................................            559,923
                                                                                      ------------
                                                                                         1,699,067
                                                                                      ------------
              EQUITY SECURITIES - 47.91%
     23,531   Manning & Napier Equity
              Series Fund .....................................................            393,441
     53,919   MEMBERS Large Cap Growth
              Fund, Class Y (R)* ..............................................            830,893
     38,451   MEMBERS Large Cap Value
              Fund, Class Y (R) ...............................................            521,774
     43,875   MEMBERS Mid Cap Growth
              Fund, Class Y (R) ...............................................            282,996
     13,538   Neuberger Berman Partners
              Fund, Institutional Class .......................................            427,001
     20,056   Royce Value Fund,
              Institutional Class .............................................            229,846
     36,723   Victory Special Value Fund, Class I .............................            638,240
                                                                                      ------------
                                                                                         3,324,191
                                                                                      ------------
              FOREIGN SECURITIES - 24.51%
     41,606   Julius Baer International
              Equity Fund II, Class I .........................................            639,483
     31,557   Laudus International
              MarketMasters Fund, Select Shares ...............................            624,522
     16,246   Principal International Emerging
              Markets Fund, Class I ...........................................            436,535
                                                                                      ------------
                                                                                         1,700,540
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.93%
     64,585   SSgA Prime Money
              Market Fund .....................................................             64,585
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $7,249,501) ...............................................          6,940,358

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                            (2,297)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $6,938,061

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $7,335,995.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
70

================================================================================
  TARGET RETIREMENT 2030 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Equity Securities                                                       54%
Foreign Securities                                                      28%
Debt Securities                                                         14%
Alternative Asset Classes                                                3%
Money Market Securities and Other Net Assets                             1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

MEMBERS Large Cap Growth Fund, Class Y                                  12%
Julius Baer International Equity Fund II, Class I                       10%
Laudus International MarketMasters Fund, Select Shares                  10%
MEMBERS Large Cap Value Fund, Class Y                                    8%
Principal International Emerging Markets Fund, Class I                   7%
MEMBERS High Income Fund, Class Y                                        7%
T. Rowe Price Spectrum Income Fund                                       7%
Neuberger Berman Partners Fund, Institutional Class                      7%
Manning & Napier Equity Series Fund                                      6%
Victory Special Value Fund, Class I                                      5%
MEMBERS Mid Cap Growth Fund, Class Y                                     5%
CRM Mid Cap Value Fund, Class I                                          5%
Royce Value Fund, Institutional Class                                    4%
Ivy Global Natural Resources Fund, Class I                               3%
MEMBERS Small Cap Growth Fund, Class Y                                   3%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANY - 100.03%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 3.29%
      5,101   Ivy Global Natural Resources
              Fund, Class I ...................................................       $    211,395
                                                                                      ------------
              DEBT SECURITIES - 14.29%
     68,098   MEMBERS High Income Fund,
              Class Y (R)......................................................            463,744
     38,963   T. Rowe Price Spectrum
              Income Fund .....................................................            455,091
                                                                                      ------------
                                                                                           918,835
                                                                                      ------------
              EQUITY SECURITIES - 53.97%
     11,707   CRM Mid Cap Value
              Fund, Class I ...................................................            317,950
     23,683   Manning & Napier Equity
              Series Fund .....................................................            395,977
     50,208   MEMBERS Large Cap Growth Fund,
              Class Y (R)*.....................................................            773,705
     35,781   MEMBERS Large Cap Value Fund,
              Class Y (R)......................................................            485,553
     50,981   MEMBERS Mid Cap Growth Fund,
              Class Y (R)......................................................            328,830
     20,766   MEMBERS Small Cap Growth Fund,
              Class Y (R)......................................................            196,447
     13,625   Neuberger Berman Partners
              Fund, Institutional Class .......................................            429,717
     18,533   Royce Value Fund,
              Institutional Class .............................................            212,383
     18,958   Victory Special Value Fund,
              Class I .........................................................            329,497
                                                                                      ------------
                                                                                         3,470,059
                                                                                      ------------
              FOREIGN SECURITIES - 27.54%
     42,805   Julius Baer International
              Equity Fund II, Class I .........................................            657,916
     32,541   Laudus International MarketMasters
              Fund, Select Shares .............................................            643,981
     17,448   Principal International Emerging
              Markets Fund, Class I ...........................................            468,841
                                                                                      ------------
                                                                                         1,770,738
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.94%
     60,667   SSgA Prime Money Market Fund ....................................             60,667
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.03%
              (Cost $6,725,043) ...............................................          6,431,694

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------------------------------
                                                                                            (2,103)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $6,429,591

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $6,764,416.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2040 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                               AS OF JUNE 30, 2008

Equity Securities                                                       57%
Foreign Securities                                                      34%
Alternative Asset Classes                                                4%
Debt Securities                                                          4%
Money Market Securities and Other Net Assets                             1%

                                   [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                               AS OF JUNE 30, 2008

Laudus International MarketMasters Fund, Select Shares                  13%
Julius Baer International Equity Fund II, Class I                       12%
MEMBERS Large Cap Growth Fund, Class Y                                  12%
Principal International Emerging Markets Fund, Class I                   9%
MEMBERS Large Cap Value Fund, Class Y                                    8%
MEMBERS Mid Cap Growth Fund, Class Y                                     7%
Neuberger Berman Partners Fund, Institutional Class                      7%
Manning & Napier Equity Series Fund                                      6%
Victory Special Value Fund, Class I                                      5%
CRM Mid Cap Value Fund, Class I                                          5%
Ivy Global Natural Resources Fund, Class I                               4%
MEMBERS High Income Fund, Class Y                                        4%
MEMBERS Small Cap Growth Fund, Class Y                                   4%
Royce Value Fund, Institutional Class                                    3%
SSgA Prime Money Market Fund                                             1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANY - 100.02%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 4.38%
      4,916   Ivy Global Natural
              Resources Fund, Class I .........................................       $    203,720
                                                                                      ------------
              DEBT SECURITIES - 4.13%
     28,192   MEMBERS High Income Fund,
              Class Y (R) .....................................................            191,989
                                                                                      ------------
              EQUITY SECURITIES - 57.04%
      8,464   CRM Mid Cap Value
              Fund, Class I ...................................................            229,889
     17,174   Manning & Napier Equity
              Series Fund .....................................................            287,148
     36,340   MEMBERS Large Cap Growth Fund,
              Class Y (R)* ....................................................            559,992
     25,949   MEMBERS Large Cap Value Fund,
              Class Y (R) .....................................................            352,129
     51,617   MEMBERS Mid Cap Growth Fund,
              Class Y (R) .....................................................            332,931
     20,041   MEMBERS Small Cap Growth Fund,
              Class Y (R) .....................................................            189,589
      9,837   Neuberger Berman Partners
              Fund, Institutional Class .......................................            310,263
     13,398   Royce Value Fund,
              Institutional Class .............................................            153,540
     13,694   Victory Special Value Fund, Class I .............................            238,003
                                                                                      ------------
                                                                                         2,653,484
                                                                                      ------------
              FOREIGN SECURITIES - 33.53%
     36,948   Julius Baer International
              Equity Fund II, Class I .........................................            567,891
     29,488   Laudus International MarketMasters
              Fund, Select Shares .............................................            583,559
     15,197   Principal International Emerging
              Markets Fund, Class I ...........................................            408,331
                                                                                      ------------
                                                                                         1,559,781
                                                                                      ------------
              MONEY MARKET SECURITIES - 0.94%
     43,538   SSgA Prime Money
              Market Fund .....................................................             43,538
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES - 100.02%
              (Cost $4,882,497) ...............................................          4,652,512

NET OTHER ASSETS AND LIABILITIES - (0.02)%
--------------------------------------------------------------------------------------------------
                                                                                              (892)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                        $4,651,620

--------------------------------------------------------------------------------
   *    Non-income producing.
  **    Aggregate cost for Federal tax purposes was $4,935,510.
 (R)    Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
72

================================================================================

--------------------------------------------------------------------------------

                      This page is left blank intentionally

--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE              MODERATE         AGGRESSIVE
                                                                       ALLOCATION            ALLOCATION         ALLOCATION
                                                                             FUND                  FUND               FUND
==========================================================================================================================
ASSETS:
   Investments in securities, at cost
      Unaffiliated issuers                                           $ 44,040,151          $115,792,997        $38,661,956
      Affiliated issuers(1)                                            70,097,491           182,076,333         56,487,437
   Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                               (882,438)           (2,711,122)          (551,740)
      Affiliated issuers(1)                                            (3,006,144)          (10,505,114)        (3,838,358)
                                                                     -----------------------------------------------------
         Total investments at value                                   110,249,060           284,653,094         90,759,295
Receivables:
   Investments sold                                                             -                     -                  -
   Fund shares sold                                                       987,575               623,038            160,994
   Dividends and interest                                                     172                   393                194
Other assets                                                                    -                     -                  -
                                                                     -----------------------------------------------------
          Total Assets                                                111,236,807           285,276,525         90,920,483
                                                                     -----------------------------------------------------
LIABILITIES:
Payable to custodian                                                            -                     -                  -
Payables:
   Investments purchased                                                  987,522               622,547            157,026
   Upon return of securities loaned                                             -                     -                  -
   Fund shares redeemed                                                       10                    399              3,919
   Accrued management fees                                                 26,865                69,693             22,514
   Accrued expenses and other payables                                      5,611                15,714              5,698
                                                                     -----------------------------------------------------
         Total Liabilities                                              1,020,008               708,353            189,157
                                                                     -----------------------------------------------------
Net assets applicable to outstanding capital stock                   $110,216,799          $284,568,172        $90,731,326
                                                                     =====================================================
REPRESENTED BY:
   Capital stock and additional paid-in capital                      $114,117,141          $302,417,248        $97,800,257
   Accumulated undistributed (over-distributed)
      net investment income (loss)                                      1,229,254             1,726,606            (30,276)
   Accumulated net realized gain (loss) on investments and
      foreign currency related transactions                            (1,241,014)           (6,359,446)        (2,648,557)
   Unrealized appreciation (depreciation) of investments
      (including appreciation (depreciation) of foreign currency
      related transactions)                                            (3,888,582)          (13,216,236)        (4,390,098)
                                                                     -----------------------------------------------------
Total net assets - representing net assets applicable to
   outstanding capital stock                                         $110,216,799          $284,568,172        $90,731,326
                                                                     =====================================================
Number of Class Z Shares issued and outstanding                        10,614,626            27,267,511          8,753,305
                                                                     =====================================================
NET ASSET VALUE per share of outstanding capital stock,
   offering price and redemption price                               $      10.38          $      10.44        $     10.37
                                                                     =====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
74

================================================================================

--------------------------------------------------------------------------------

MONEY MARKET                              HIGH INCOME          DIVERSIFIED            LARGE CAP           LARGE CAP
        FUND             BOND FUND               FUND          INCOME FUND           VALUE FUND         GROWTH FUND
===================================================================================================================
$111,533,849          $735,667,444       $143,474,002         $614,581,599         $904,522,165        $588,234,713
           -                     -                  -                    -                    -                   -

           -            (6,421,698)        (3,861,411)         (15,205,806)          58,269,074          53,805,646
           -                     -                  -                    -                    -                   -
-------------------------------------------------------------------------------------------------------------------
 111,533,849           729,245,746        139,612,591          599,375,793          962,791,239         642,040,359

           -                     -            824,078                    -           96,454,876          25,277,357
      51,732               166,352                  -               19,798                    -              55,616
      10,603             5,380,888          2,198,623            3,646,050            1,716,681             645,834
           -                54,702             35,107               28,030               24,108              34,548
-------------------------------------------------------------------------------------------------------------------
 111,596,184           734,847,688        142,670,399          603,069,671        1,060,986,904         668,053,714
-------------------------------------------------------------------------------------------------------------------

           -                     -            558,950                    -                    -                   -

           -                     -            303,300                    -           84,868,079          29,853,062
           -           114,421,830         19,855,472           65,290,985           41,897,051          46,733,387
     371,025               605,639            230,180              586,715              427,657             234,390
      41,349               280,051             76,270              316,628              484,467             404,274
      65,034                36,835              7,369               35,615               60,055              38,213
-------------------------------------------------------------------------------------------------------------------
     477,408           115,344,355         21,031,541           66,229,943          127,737,309          77,263,326
-------------------------------------------------------------------------------------------------------------------
$111,118,776          $619,503,333       $121,638,858         $536,839,728         $933,249,595        $590,790,388
===================================================================================================================

$111,118,776          $623,811,508       $128,938,157         $543,734,809         $850,949,607        $547,474,276

     (19,466)           15,431,830          4,395,880           12,325,824           11,689,033           1,685,239

      19,466           (13,318,307)        (7,833,768)          (4,015,099)          12,341,879         (12,174,773)

           -            (6,421,698)        (3,861,411)         (15,205,806)          58,269,076          53,805,646
-------------------------------------------------------------------------------------------------------------------

$111,118,776          $619,503,333       $121,638,858         $536,839,728         $933,249,595        $590,790,388
===================================================================================================================
 111,118,776            60,247,516         12,908,070           32,658,952           34,179,947          27,550,120
===================================================================================================================

$       1.00          $      10.28       $       9.42         $      16.44         $      27.30        $      21.44
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          MID CAP               MID CAP         SMALL CAP
                                                                       VALUE FUND           GROWTH FUND        VALUE FUND
=========================================================================================================================
ASSETS:
   Investments in securities, at cost
      Unaffiliated issuers                                           $336,953,178          $407,812,642        $7,733,559
      Affiliated issuers(1)                                                     -                     -                 -
   Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                             (2,888,708)           (1,332,985)         (936,590)
      Affiliated issuers(1)                                                     -                     -              -
                                                                     ----------------------------------------------------
         Total investments at value                                   334,064,470           406,479,657         6,796,969
Cash                                                                            -                     -               634
Foreign currency(2)                                                             -                     -                 -
Receivables:
   Investments sold                                                    23,342,784             4,389,244            28,650
   Fund shares sold                                                       122,317                79,591                 -
   Dividends and interest                                                 517,040               118,129             7,573
Other assets                                                               54,992               120,499                 -
                                                                     ----------------------------------------------------
         Total Assets                                                 358,101,603           411,187,120         6,833,826
                                                                     ----------------------------------------------------
LIABILITIES:
Unrealized depreciation of forward currency contracts                           -                     -                 -
Payables:
   Investments purchased                                               27,118,124             5,232,441           168,653
   Upon return of securities loaned                                    61,343,882            85,710,287                 -
   Fund shares redeemed                                                   177,156               115,619            13,021
   Accrued management fees                                                233,014               232,390             6,320
   Accrued expenses and other payables                                     20,328                23,032               551
                                                                     ----------------------------------------------------
         Total Liabilities                                             88,892,504            91,313,769           188,545
                                                                     ----------------------------------------------------
Net assets applicable to outstanding capital stock                   $269,209,099          $319,873,351        $6,645,281
                                                                     ====================================================
REPRESENTED BY:
   Capital stock and additional paid-in capital                      $275,527,356          $331,657,092        $7,576,910
   Accumulated undistributed (over-distributed)
      net investment income (loss)                                      1,997,975              (145,682)           25,188
   Accumulated net realized gain (loss) on investments and
      foreign currency related transactions                            (5,427,524)          (10,305,140)          (20,227)
   Unrealized appreciation (depreciation) of investments
      (including appreciation (depreciation) of foreign currency
      related transactions)                                            (2,888,708)           (1,332,919)         (936,590)
                                                                     ----------------------------------------------------
Total net assets - representing net assets applicable to
   outstanding capital stock                                         $269,209,099          $319,873,351        $6,645,281
                                                                     ====================================================
Number of Class Z Shares issued and outstanding                        19,153,703            60,695,602           787,080
                                                                     ====================================================
NET ASSET VALUE per share of outstanding capital stock,
   offering price and redemption price                               $      14.06          $       5.27        $     8.44
                                                                     ====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers.
(2) Cost of Foreign Currency of $16,816 and $137,689 for the Global Securities and International Stock Funds, respectively.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
76

================================================================================

--------------------------------------------------------------------------------

                            GLOBAL                                 TARGET               TARGET              TARGET
  SMALL CAP             SECURITIES       INTERNATIONAL         RETIREMENT           RETIREMENT          RETIREMENT
GROWTH FUND                   FUND          STOCK FUND          2020 FUND            2030 FUND           2040 FUND
==================================================================================================================
 $6,523,265            $59,843,179        $137,733,629         $4,859,332           $4,374,031          $3,176,364
          -                      -                   -          2,390,169            2,351,012           1,706,133

       (113)            (9,778,357)          5,401,191           (196,283)            (190,616)           (150,482)
          -                      -                   -           (112,860)            (102,733)            (79,503)
------------------------------------------------------------------------------------------------------------------
  6,523,152             50,064,822         143,134,820          6,940,358            6,431,694           4,652,512
          -                      -              31,781                  -                    -                   -
          -                 17,088             137,621                  -                    -                   -

          -                157,294           1,995,628                  -                    -                   -
        456                      2              26,231             27,627               16,156              15,029
      1,816                105,167             481,713                 16                   18                  20
          -                  9,778              77,929                  -                    -                   -
------------------------------------------------------------------------------------------------------------------
  6,525,424             50,354,151         145,885,723          6,968,001            6,447,868           4,667,561
------------------------------------------------------------------------------------------------------------------

          -                 38,164                   -                  -                    -                  -

          -                109,211             577,052             27,627               16,156              15,029
          -              6,388,355          10,653,651                  -                    -                   -
          -                 23,981             155,866                  -                    -                   -
      5,873                 35,624             137,276             2,146                 1,999                 806
        552                  2,852              12,300               167                   122                 106
------------------------------------------------------------------------------------------------------------------
      6,425              6,598,187          11,536,145            29,940                18,277              15,941
------------------------------------------------------------------------------------------------------------------
 $6,518,999            $43,755,964        $134,349,578        $6,938,061            $6,429,591          $4,651,620
==================================================================================================================

 $7,103,268            $52,890,507        $124,694,614        $7,307,045            $6,749,789          $4,934,761

         81                903,767           1,833,321            24,500                11,173                (143)

   (584,237)              (223,726)          2,400,097           (84,341)              (38,022)            (53,013)

       (113)            (9,814,584)          5,421,546          (309,143)             (293,349)           (229,985)
------------------------------------------------------------------------------------------------------------------

 $6,518,999            $43,755,964        $134,349,578        $6,938,061            $6,429,591          $4,651,620
==================================================================================================================
    719,387              5,082,069          11,923,490           772,213               729,519             536,066
==================================================================================================================

 $     9.06            $      8.61        $      11.27        $     8.98            $     8.81          $     8.68
==================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE              MODERATE         AGGRESSIVE
                                                                       ALLOCATION            ALLOCATION         ALLOCATION
                                                                             FUND                  FUND               FUND
==========================================================================================================================
INVESTMENT INCOME:
   Interest                                                          $      1,071          $      3,830        $     1,958
   Dividends
      Unaffiliated issuers                                                729,967             1,043,644             67,559
      Affiliated issuers(1)                                               613,068               989,378                  -
      Less: Foreign taxes withheld                                              -                     -                  -
   Securities lending income                                                    -                     -                  -
                                                                     -----------------------------------------------------
         Total investment income                                        1,344,106             2,036,852             69,517
                                                                     -----------------------------------------------------
EXPENSES:
Management fees                                                           136,596               372,151            118,571
Trustees' fees                                                              1,008                 3,316              1,036
Audit fees                                                                  3,300                 8,112              3,321
Compliance expense                                                          1,303                 4,286              1,339
                                                                     -----------------------------------------------------
         Total expenses before management fee reduction                   142,207               387,865            124,267
         Less management fee reduction                                    (27,355)              (77,619)           (24,474)
                                                                     -----------------------------------------------------
         Total expenses net of management fee reduction                   114,852               310,246             99,793
                                                                     -----------------------------------------------------
                                                                        1,229,254             1,726,606            (30,276)
                                                                     -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
   Unaffiliated issuers                                                (1,124,994)           (2,765,515)          (728,102)
   Affiliated issuers(1)                                                 (240,192)           (3,197,292)        (1,573,424)
Capital gain distributions received from underlying funds
   Unaffiliated issuers                                                   144,003                 1,722                  -
Net change in unrealized appreciation (depreciation) on
   investments (including net unrealized appreciation
   (depreciation) on foreign currency related transactions)            (2,404,237)           (8,712,340)        (3,793,970)
                                                                     -----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (3,625,420)          (14,673,425)        (6,095,496)
                                                                     -----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $ (2,396,166)         $(12,946,819)       $(6,125,772)
                                                                     =====================================================

-------------------------------------------------------
(1) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
78

================================================================================

--------------------------------------------------------------------------------

MONEY MARKET                             HIGH INCOME          DIVERSIFIED              LARGE CAP          LARGE CAP
        FUND            BOND FUND               FUND          INCOME FUND             VALUE FUND        GROWTH FUND
===================================================================================================================
  $1,522,885          $16,570,541        $ 4,933,030          $ 9,002,250          $      47,256       $     57,049

           -                    -                  -            5,124,868             14,702,860          3,931,033
           -                    -                  -                    -                      -                  -
           -                    -                  -                    -                 (8,917)            (9,805)
           -              653,555             60,588              282,477                147,755            168,576
-------------------------------------------------------------------------------------------------------------------
   1,522,885           17,224,096          4,993,618           14,409,595             14,888,954          4,146,853
-------------------------------------------------------------------------------------------------------------------

     265,006            1,755,808            471,536            2,048,308              3,140,030          2,423,525
       1,731                9,575              1,887                9,233                 17,132             10,083
       5,373               14,505              3,007               14,293                 20,611             14,971
       2,237               12,378              2,441               11,937                 22,148             13,035
-------------------------------------------------------------------------------------------------------------------
     274,347            1,792,266            478,871            2,083,771              3,199,921          2,461,614
           -                    -                  -                    -                      -                  -
-------------------------------------------------------------------------------------------------------------------
     281,957            1,819,149            484,319            2,110,001              3,242,680          2,489,620
-------------------------------------------------------------------------------------------------------------------
   1,248,538           15,431,830          4,514,747           12,325,824             11,689,033          1,685,239
-------------------------------------------------------------------------------------------------------------------

      19,466              541,203         (5,904,039)          (3,236,848)            12,549,995        (10,496,712)
           -                    -                  -                    -                      -                  -

           -                    -                  -                    -                      -                  -

           -           (9,733,586)           216,416          (48,521,654)          (175,929,256)       (42,543,933)
-------------------------------------------------------------------------------------------------------------------
      19,466           (9,192,383)        (5,687,623)         (51,758,502)          (163,379,261)       (53,040,645)
-------------------------------------------------------------------------------------------------------------------
  $1,268,004          $ 6,239,447        $(1,172,876)        $(39,432,678)         $(151,690,228)      $(51,355,406)
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           MID CAP              MID CAP        SMALL CAP
                                                                        VALUE FUND          GROWTH FUND       VALUE FUND
========================================================================================================================
INVESTMENT INCOME:
   Interest                                                          $      42,230         $     91,048        $   4,316
   Dividends
      Unaffiliated issuers                                               3,128,066              727,315           54,900
      Affiliated issuers(3)                                                      -                    -                -
      Less: Foreign taxes withheld                                               -               (5,014)               -
   Securities lending income                                               270,636              454,820                -
                                                                     ---------------------------------------------------
         Total investment income                                         3,440,932            1,268,169           59,216
                                                                     ---------------------------------------------------
EXPENSES:
Management fees                                                          1,422,699            1,390,926           33,513
Trustees' fees                                                               4,322                5,243               86
Audit fees                                                                  10,349               10,902              318
Compliance expense                                                           5,587                6,780              111
                                                                     ---------------------------------------------------
         Total expenses                                                  1,442,957            1,413,851           34,028
                                                                     ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             1,997,975             (145,682)          25,188
                                                                     ---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)(1)
   Unaffiliated issuers                                                 (5,286,642)          (5,783,787)          25,202
   Affiliated issuers(3)                                                         -                    -                -
Capital gain distributions received from underlying funds
   Unaffiliated issuers                                                          -                    -                -
Net change in unrealized (depreciation) on
   investments (including net unrealized
   (depreciation) on foreign currency related transactions)(2)        (22,144,014)          (20,798,361)        (338,327)
                                                                     ---------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                       (27,430,656)          (26,582,148)        (313,125)
                                                                     ---------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $(25,432,681)         $(26,727,830)       $(287,937)
                                                                     ===================================================

-------------------------------------------------------
(1) Includes foreign capital gains taxes paid of $1 and $38,157 for the Global Securities and International Stock Funds, respectively.

(2) Net of deferred foreign capital gains taxes of $1,187 for the International Stock Fund.

(3) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
80

================================================================================

--------------------------------------------------------------------------------

                           GLOBAL                                  TARGET             TARGET          TARGET
  SMALL CAP            SECURITIES       INTERNATIONAL          RETIREMENT         RETIREMENT      RETIREMENT
GROWTH FUND                  FUND          STOCK FUND           2020 FUND          2030 FUND       2040 FUND
============================================================================================================
 $    3,831           $     8,001        $     45,137         $        68          $      70       $      69

     28,949             1,236,089           3,485,352              16,663              7,406           4,721
          -                     -                   -              16,809             11,568             614
          -               (81,228)           (305,138)                  -                  -               -
          -                46,980             107,545                   -                  -               -
------------------------------------------------------------------------------------------------------------
     32,780             1,209,842           3,332,896              33,540             19,044           5,404
------------------------------------------------------------------------------------------------------------

     32,162               231,509             878,026               8,873              7,749           5,441
         93                   599               2,266                  38                 24              18
        324                 1,478               6,800                  80                 69              64
        120                   775               2,928                  49                 29              24
------------------------------------------------------------------------------------------------------------
     32,699               234,361             890,020               9,040              7,871           5,547
------------------------------------------------------------------------------------------------------------
         81               975,481           2,442,876              24,500             11,173            (143)
------------------------------------------------------------------------------------------------------------

   (546,471)             (215,308)          3,047,352             (56,278)           (26,072)        (36,420)
          -                     -                   -             (25,851)           (12,916)        (15,512)

          -                     -                   -               2,023              1,349               -

     (4,424)           (8,767,406)        (24,656,800)           (190,879)          (202,792)       (137,928)
------------------------------------------------------------------------------------------------------------
   (550,895)           (8,982,714)        (21,609,448)           (270,985)          (240,431)       (189,860)
------------------------------------------------------------------------------------------------------------
  $(550,814)          $(8,007,233)       $(19,166,572)          $(246,485)         $(229,258)      $(190,003)
============================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              CONSERVATIVE                               MODERATE
                                                             ALLOCATION FUND                          ALLOCATION FUND
                                                      ================================        ===============================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED              FOR THE              ENDED              FOR THE
                                                          6/30/08           YEAR ENDED           6/30/08            YEAR ENDED
                                                        (unaudited)          12/31/07          (unaudited)           12/31/07
================================================================================================================================
OPERATIONS:
   Net investment income (loss)                       $  1,229,254         $ 1,315,944        $  1,726,606        $  2,980,013
   Net realized gain (loss) on investments              (1,221,183)          1,131,426          (5,961,085)          5,264,470
   Net change in unrealized (depreciation)
      on investments                                    (2,404,237)         (1,628,228)         (8,712,340)         (4,924,759)
                                                      ------------------------------------------------------------------------
      Increase (decrease) in net assets
         from operations                                (2,396,166)            819,142         (12,946,819)          3,319,724
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         -          (1,337,594)                  -          (3,543,202)
   Realized gains on investments                        (1,067,962)           (124,860)         (4,983,537)           (885,283)
                                                      ------------------------------------------------------------------------
      Change in net assets from distributions           (1,067,962)         (1,462,454)         (4,983,537)         (4,428,485)
CLASS Z SHARE TRANSACTIONS:
   Proceeds from sale of shares                         52,033,660          61,428,617          82,325,267         181,374,016
   Net asset value of shares issued in
      reinvestment of distributions                      1,067,962           1,462,454           4,983,537           4,428,485
                                                      ------------------------------------------------------------------------
                                                        53,101,622          62,891,071          87,308,804         185,802,501
   Cost of shares repurchased                           (6,168,020)         (4,613,331)         (3,091,270)         (3,406,601)
                                                      ------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from capital share transactions                46,933,602          58,277,740          84,217,534         182,395,900
                                                      ------------------------------------------------------------------------
                                                        43,469,474          57,634,428          66,287,178         181,287,139
                                                      ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
   Beginning of year                                  $ 66,747,325         $ 9,112,897        $218,280,994        $ 36,993,855
                                                      ------------------------------------------------------------------------
   End of year                                        $110,216,799         $66,747,325        $284,568,172        $218,280,994
                                                      ========================================================================
Undistributed (distribution in excess of)
   net investment income included in net assets       $  1,229,254         $         -        $  1,726,606        $          -
                                                      ========================================================================
OTHER INFORMATION:
Class Z Capital Share transactions:
   Shares sold                                           4,888,468           5,625,040           7,616,292          15,964,667
   Shares issued in reinvestment of distributions          101,388             135,786             465,161             393,825
                                                      ------------------------------------------------------------------------
                                                         4,989,856           5,760,826           8,081,453          16,358,492
    Shares redeemed                                       (575,190)           (420,633)           (280,501)           (299,137)
                                                      ------------------------------------------------------------------------
    Net increase (decrease) in shares outstanding        4,414,666           5,340,193           7,800,952          16,059,355
                                                      ========================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
82

================================================================================

--------------------------------------------------------------------------------

          AGGRESSIVE
       ALLOCATION FUND                            MONEY MARKET FUND                              BOND FUND
===============================           ===================================        ================================
 SIX MONTHS                                 SIX MONTHS                                 SIX MONTHS
   ENDED            FOR THE                   ENDED                FOR THE               ENDED              FOR THE
  6/30/08         YEAR ENDED                  6/30/08             YEAR ENDED            6/30/08           YEAR ENDED
(unaudited)        12/31/07                 (unaudited)            12/31/07           (unaudited)          12/31/07
=====================================================================================================================
$   (30,276)       $ 365,406              $  1,248,538           $ 5,112,129         $ 15,431,830       $ 30,881,540
 (2,301,526)       2,991,440                    19,466                 1,312              541,203         (4,743,510)

 (3,793,970)        (996,895)                        -                     -           (9,733,586)         5,540,265
--------------------------------------------------------------------------------------------------------------------

 (6,125,772)       2,359,951                 1,268,004             5,113,441            6,239,447         31,678,295
--------------------------------------------------------------------------------------------------------------------

          -         (747,349)               (1,268,004)           (5,113,441)            (205,601)       (26,026,147)
 (2,705,263)      (1,054,128)                        -                     -                    -                  -
--------------------------------------------------------------------------------------------------------------------
 (2,705,263)      (1,801,477)               (1,268,004)           (5,113,441)            (205,601)       (26,026,147)

 29,869,029       47,262,363                37,698,332            98,409,862           15,776,080         54,574,518

  2,705,263        1,801,477                 1,268,004             5,072,748              205,601         26,026,147
--------------------------------------------------------------------------------------------------------------------
 32,574,292       49,063,840                38,966,336           103,482,610           15,981,681         80,600,665
 (1,131,928)      (3,049,096)              (39,180,094)          (92,612,240)         (48,745,647)       (99,291,968)
--------------------------------------------------------------------------------------------------------------------

 31,442,364       46,014,744                  (213,758)           10,870,370          (32,763,966)       (18,691,303)
--------------------------------------------------------------------------------------------------------------------
 22,611,329       46,573,218                  (213,758)           10,870,370          (26,730,120)       (13,039,155)
--------------------------------------------------------------------------------------------------------------------

$68,119,997      $21,546,779              $111,332,534          $100,462,164         $646,233,453       $659,272,608
--------------------------------------------------------------------------------------------------------------------
$90,731,326      $68,119,997              $111,118,776          $111,332,534         $619,503,333       $646,233,453
====================================================================================================================

$   (30,276)     $         -              $    (19,466)         $          -         $ 15,431,830       $    205,601
====================================================================================================================

  2,740,158        4,030,257                37,698,332            98,409,862            1,529,071          5,322,584
    250,731          155,012                 1,268,004             5,072,748               20,263          2,562,733
--------------------------------------------------------------------------------------------------------------------
  2,990,889        4,185,269                38,966,336           103,482,610            1,549,334          7,885,317
   (104,923)        (258,269)              (39,180,094)          (92,612,240)          (4,730,184)        (9,682,054)
--------------------------------------------------------------------------------------------------------------------
  2,885,966        3,927,000                  (213,758)           10,870,370           (3,180,850)        (1,796,737)
====================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              HIGH INCOME FUND                    DIVERSIFIED INCOME FUND
                                                      ================================        ================================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED              FOR THE              ENDED              FOR THE
                                                         6/30/08            YEAR ENDED           6/30/08           YEAR ENDED
                                                       (unaudited)           12/31/07          (unaudited)          12/31/07
==============================================================================================================================
OPERATIONS:
   Net investment income                              $  4,514,747        $ 11,293,723        $ 12,325,824        $ 29,174,710
   Net realized gain (loss) on investments              (5,904,039)         (1,916,036)         (3,236,848)         14,511,757
   Net change in unrealized appreciation
      (depreciation) on investments                        216,416          (6,104,762)        (48,521,654)        (25,941,465)
                                                      ------------------------------------------------------------------------
      Increase (decrease) in net assets
         from operations                                (1,172,876)          3,272,925         (39,432,678)         17,745,002
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (580,666)        (10,814,779)           (256,183)        (26,851,759)
   Realized gains on investments                                 -             (66,885)           (534,313)        (17,304,597)
                                                      ------------------------------------------------------------------------
      Change in net assets from distributions             (580,666)        (10,881,664)           (790,496)        (44,156,356)
CLASS Z SHARE TRANSACTIONS:
   Proceeds from sale of shares                            959,957           9,502,847            3,287,362          9,738,908
   Net asset value of shares issued in
      reinvestment of distributions                        580,666          10,881,664              790,496         44,156,356
                                                      ------------------------------------------------------------------------
                                                         1,540,623          20,384,511            4,077,858         53,895,264
   Cost of shares repurchased                          (13,193,138)        (30,988,573)         (64,621,247)      (125,758,306)
                                                      ------------------------------------------------------------------------
      Net (decrease) in net assets
         from capital share transactions               (11,652,515)        (10,604,062)         (60,543,389)       (71,863,042)
                                                      ------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                           (13,406,057)        (18,212,801)        (100,766,563)       (98,274,396)
                                                      ------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                  $135,044,915        $153,257,716         $637,606,291       $735,880,687
                                                      ------------------------------------------------------------------------
   End of year                                        $121,638,858        $135,044,915         $536,839,728       $637,606,291
                                                      ------------------------------------------------------------------------
Undistributed net investment income
   included in net assets                             $  4,395,880        $    461,799         $ 12,325,824       $    256,183
                                                      ------------------------------------------------------------------------
OTHER INFORMATION:
Class Z Capital Share transactions:
   Shares sold                                             102,730             932,906              192,999            522,491
   Shares issued in reinvestment of distributions           60,804           1,140,146               47,206          2,498,744
                                                      ------------------------------------------------------------------------
                                                           163,534           2,073,052              240,205          3,021,235
   Shares redeemed                                      (1,406,845)         (3,001,873)          (3,770,016)        (6,690,445)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding        (1,243,311)           (928,821)          (3,529,811)        (3,669,210)
                                                      ========================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
84

================================================================================

--------------------------------------------------------------------------------

      LARGE CAP VALUE FUND                        LARGE CAP GROWTH FUND                        MID CAP VALUE FUND
==================================           ===================================        ================================
  SIX MONTHS                                   SIX MONTHS                                 SIX MONTHS
    ENDED                 FOR THE                ENDED                  FOR THE             ENDED              FOR THE
   6/30/08              YEAR ENDED              6/30/08               YEAR ENDED           6/30/08            YEAR ENDED
 (unaudited)             12/31/07             (unaudited)              12/31/07           (unaudited)          12/31/07
========================================================================================================================
$   11,689,033      $   25,140,565           $  1,685,239           $  2,277,274        $  1,997,975        $  4,046,841
    12,549,995         110,518,250            (10,496,712)            51,827,163          (5,286,642)         37,003,319

  (175,929,256)       (122,534,310)           (42,543,933)            23,625,381         (22,144,014)        (38,436,046)
------------------------------------------------------------------------------------------------------------------------

  (151,690,228)         13,124,505            (51,355,406)            77,729,818         (25,432,681)          2,614,114
------------------------------------------------------------------------------------------------------------------------

      (238,093)        (24,834,958)               (32,874)            (2,309,437)           (325,430)         (3,321,111)
      (840,025)       (110,586,111)            (1,186,434)           (19,098,900)           (403,215)        (37,639,303)
------------------------------------------------------------------------------------------------------------------------
    (1,078,118)       (135,421,069)            (1,219,308)           (21,408,337)           (728,645)        (40,960,414)

     5,791,375          29,802,595             40,467,950             24,927,525           6,461,907          30,738,583

     1,078,118         135,421,069              1,219,308             21,408,337             728,645          40,960,414
------------------------------------------------------------------------------------------------------------------------
     6,869,493         165,223,664             41,687,258             46,335,862           7,190,552          71,698,997
  (150,284,901)       (204,271,626)           (63,561,717)          (107,178,673)        (29,158,477)        (59,227,022)
------------------------------------------------------------------------------------------------------------------------

  (143,415,408)        (39,047,962)           (21,874,459)           (60,842,811)        (21,967,925)         12,471,975
------------------------------------------------------------------------------------------------------------------------
  (296,183,754)       (161,344,526)           (74,449,173)            (4,521,330)        (48,129,251)        (25,874,325)
------------------------------------------------------------------------------------------------------------------------

$1,229,433,349      $1,390,777,875           $665,239,561           $669,760,891        $317,338,350        $343,212,675
------------------------------------------------------------------------------------------------------------------------
$  933,249,595      $1,229,433,349           $590,790,388           $665,239,561        $269,209,099        $317,338,350
------------------------------------------------------------------------------------------------------------------------

$   11,689,033      $      238,093           $  1,685,239           $     32,874        $  1,997,975        $    325,430
========================================================================================================================

       199,228             838,613              1,914,353              1,072,115             445,472           1,688,545
        37,163           4,271,398                 54,227                909,546              48,802           2,652,712
------------------------------------------------------------------------------------------------------------------------
       236,391           5,110,011              1,968,580              1,981,661             494,274           4,341,257
    (5,103,696)         (5,645,811)            (2,902,191)            (4,692,774)         (2,033,193)         (3,210,992)
------------------------------------------------------------------------------------------------------------------------
    (4,867,305)           (535,800)              (933,611)            (2,711,113)         (1,538,919)          1,130,265
========================================================================================================================

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              85

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           MID CAP GROWTH FUND                    SMALL CAP VALUE FUND
                                                      ================================        ================================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED              FOR THE              ENDED
                                                         6/30/08            YEAR ENDED           6/30/08           INCEPTION
                                                       (unaudited)           12/31/07          (unaudited)      to 12/31/07(1)
==============================================================================================================================
OPERATIONS:
   Net investment income (loss)                       $   (145,682)       $ (1,590,143)       $   25,188            $   50,654
   Net realized gain (loss) on investments              (5,783,787)         36,181,585            25,202                19,717
   Net change in unrealized appreciation
      (depreciation) on investments                    (20,798,361)         (3,421,053)         (338,327)             (598,263)
                                                      ------------------------------------------------------------------------
      Increase (decrease) in net assets
         from operations                               (26,727,830)         31,170,389          (287,937)             (527,892)
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         -                   -              (854)              (49,800)
   Realized gains on investments                        (3,840,199)        (37,588,559)           (1,246)              (63,900)
                                                      ------------------------------------------------------------------------
      Change in net assets from distributions           (3,840,199)        (37,588,559)           (2,100)             (113,700)
CLASS Z SHARE TRANSACTIONS:
   Proceeds from sale of shares                          5,154,916          21,510,473         1,619,892             6,215,991
   Net asset value of shares issued in
      reinvestment of distributions                      3,840,199          37,588,559             2,100               113,700
                                                      ------------------------------------------------------------------------
                                                         8,995,115          59,099,032         1,621,992             6,329,691
   Cost of shares repurchased                          (25,871,997)        (59,407,053)         (310,334)              (64,439)
                                                      ------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from capital share transactions               (16,876,882)           (308,021)        1,311,658             6,265,252
                                                      ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (47,444,911)         (6,726,191)        1,021,621             5,623,660
                                                      ------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                  $367,318,262        $374,044,453        $5,623,660            $        -
                                                      ------------------------------------------------------------------------
   End of year                                        $319,873,351        $367,318,262        $6,645,281            $5,623,660
                                                      ========================================================================
Undistributed (distribution in excess of)
   net investment income included in net assets       $   (145,682)       $          -        $   25,188            $      854
                                                      ========================================================================
OTHER INFORMATION:
Class Z Capital Share transactions:
   Shares sold                                             962,293           3,337,309           189,804               629,326
   Shares issued in reinvestment of distributions          697,937           6,407,545               230                12,732
                                                      ------------------------------------------------------------------------
                                                         1,660,230           9,744,854           190,034               642,058
   Shares redeemed                                      (4,869,150)         (9,354,812)          (37,934)               (7,078)
                                                      ------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding        (3,208,920)            390,042           152,100               634,980
                                                      ========================================================================

-------------------------------------------------------
(1) Fund commenced investment operations on May 1, 2007.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
86

================================================================================

--------------------------------------------------------------------------------

     SMALL CAP GROWTH FUND                         GLOBAL SECURITIES FUND                  INTERNATIONAL STOCK FUND
==================================           ===================================        ================================
  SIX MONTHS                                   SIX MONTHS                                 SIX MONTHS
    ENDED                                        ENDED                 FOR THE               ENDED             FOR THE
   6/30/08            INCEPTION                 6/30/08               YEAR ENDED            6/30/08           YEAR ENDED
 (unaudited)        to 12/31/07(1)            (unaudited)              12/31/07           (unaudited)          12/31/07
========================================================================================================================
$       81              $    7,059           $   975,481            $  1,226,453        $  2,442,876        $  2,779,371
  (546,471)                  4,122              (215,308)             17,804,102           3,047,352          21,911,188

    (4,424)                  4,311            (8,767,406)            (15,689,251)        (24,656,800)         (4,910,846)
------------------------------------------------------------------------------------------------------------------------

  (550,814)                 15,492            (8,007,233)              3,341,304         (19,166,572)         19,779,713
------------------------------------------------------------------------------------------------------------------------

      (559)                 (6,500)             (154,237)             (1,145,322)                  -          (3,443,415)
      (788)                (41,100)             (667,981)            (17,308,430)         (6,216,528)        (18,191,445)
------------------------------------------------------------------------------------------------------------------------
    (1,347)                (47,600)             (822,218)            (18,453,752)         (6,216,528)        (21,634,860)

 1,229,658               6,065,122               803,934               5,117,282           2,525,048          22,698,217

     1,347                  47,600               822,218              18,453,752           6,216,528          21,634,860
------------------------------------------------------------------------------------------------------------------------
 1,231,005               6,112,722             1,626,152              23,571,034           8,741,576          44,333,077
  (193,741)                (46,718)           (5,074,806)             (9,644,780)        (13,160,205)        (44,030,376)
------------------------------------------------------------------------------------------------------------------------

 1,037,264               6,066,004            (3,448,654)             13,926,254          (4,418,629)            302,701
------------------------------------------------------------------------------------------------------------------------
   485,103               6,033,896           (12,278,105)             (1,186,194)        (29,801,729)         (1,552,446)
------------------------------------------------------------------------------------------------------------------------

$6,033,896              $        -           $56,034,069             $57,220,263        $164,151,307        $165,703,753
------------------------------------------------------------------------------------------------------------------------
$6,518,999              $6,033,896           $43,755,964             $56,034,069        $134,349,578        $164,151,307
========================================================================================================================

$       81              $      559           $   903,767             $    82,523        $  1,833,321        $   (609,555)
========================================================================================================================

   134,695                 606,417                85,933                 341,627             204,320           1,554,388
       145                   4,750                91,310               1,762,108             534,911           1,595,705
------------------------------------------------------------------------------------------------------------------------
   134,840                 611,167               177,243               2,103,735             739,231           3,150,093
   (22,046)                 (4,574)             (537,712)               (645,065)         (1,068,143)         (2,921,343)
------------------------------------------------------------------------------------------------------------------------
   112,794                 606,593              (360,469)              1,458,670            (328,912)            228,750
========================================================================================================================

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        TARGET RETIREMENT 2020 FUND             TARGET RETIREMENT 2030 FUND
                                                      ================================        ================================
                                                        SIX MONTHS                              SIX MONTHS
                                                          ENDED                                   ENDED
                                                         6/30/08          INCEPTION              6/30/08           INCEPTION
                                                       (unaudited)      to 12/31/07(1)         (unaudited)      to 12/31/07(1)
==============================================================================================================================
OPERATIONS:
   Net investment income (loss)                       $   24,500         $   22,279           $   11,173            $   10,338
   Net realized gain (loss) on investments               (80,106)            64,758              (37,639)               52,208
   Net change in unrealized (depreciation)
      on investments                                    (190,879)          (118,264)            (202,792)              (90,557)
                                                      ------------------------------------------------------------------------
      Decrease in net assets from operations            (246,485)           (31,227)            (229,258)              (28,011)
                                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (12,789)           (45,500)              (5,591)              (31,900)
   Realized gains on investments                         (32,983)                 -              (25,438)                    -
                                                      ------------------------------------------------------------------------
      Change in net assets from distributions            (45,772)           (45,500)             (31,029)              (31,900)
CLASS Z SHARE TRANSACTIONS:
   Proceeds from sale of shares                        5,149,631          2,607,664            5,361,383             1,554,233
   Net asset value of shares issued in
      reinvestment of distributions                       45,772             45,500               31,029                31,900
                                                      ------------------------------------------------------------------------
                                                       5,195,403          2,653,164            5,392,412             1,586,133
   Cost of shares repurchased                           (489,077)           (52,445)            (224,012)               (4,744)
                                                      ------------------------------------------------------------------------
      Net increase in net assets
         from capital share transactions               4,706,326          2,600,719            5,168,400             1,581,389
                                                      ------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                           4,414,069          2,523,992            4,908,113             1,521,478
                                                      ------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                  $2,523,992         $        -           $1,521,478            $        -
                                                      ------------------------------------------------------------------------
   End of year                                        $6,938,061         $2,523,992           $6,429,591            $1,521,478
                                                      ========================================================================
Undistributed (distribution in excess of)
   net investment income included in net assets       $   24,500         $   12,789             $ 11,173            $    5,591
                                                      ========================================================================
OTHER INFORMATION:
Class Z Capital Share transactions:
   Shares sold                                           558,664            262,957              591,259               156,630
   Shares issued in reinvestment of distributions          4,940              4,697                3,396                 3,329
                                                      ------------------------------------------------------------------------
                                                         563,604            267,654              594,655               159,959
   Shares redeemed                                       (53,554)            (5,491)             (24,596)                 (499)
                                                      ------------------------------------------------------------------------
   Net increase in shares outstanding                    510,050            262,163              570,059               159,460
                                                      ========================================================================

-------------------------------------------------------
(1) Fund commenced investment operations on October 1, 2007.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
88

================================================================================

--------------------------------------------------------------------------------

   TARGET RETIREMENT 2040 FUND
================================
  SIX MONTHS
    ENDED
   6/30/08          INCEPTION
 (unaudited)      to 12/31/07(1)
================================
$     (143)           $    7,786
   (51,932)               49,483

  (137,928)              (92,057)
--------------------------------
  (190,003)              (34,788)
--------------------------------

    (5,485)              (28,400)
   (24,465)                    -
--------------------------------
   (29,950)              (28,400)

 3,895,049             1,240,553

    29,950                28,400
--------------------------------
 3,924,999             1,268,953
  (246,371)              (12,820)
--------------------------------

 3,678,628             1,256,133
--------------------------------
 3,458,675             1,192,945
--------------------------------

$1,192,945            $        -
--------------------------------
$4,651,620            $1,192,945
================================

$     (143)           $    5,485
================================

   434,895               124,175
     3,322                 2,980
--------------------------------
   438,217               127,155
   (27,953)               (1,353)
--------------------------------
   410,264               125,802
================================

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      CONSERVATIVE ALLOCATION FUND
                                                                        ======================================================
                                                                        SIX MONTHS
                                                                           ENDED               FOR THE
                                                                          6/30/08             YEAR ENDED          INCEPTION
                                                                        (unaudited)            12/31/07         to 12/31/06(1)
==============================================================================================================================
NET ASSET VALUE at beginning of period                                  $  10.77               $  10.60                $ 10.00
                                                                        ------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                              0.14                   0.45                   0.23
      Net realized and unrealized gain (loss) on investments               (0.43)                 (0.03)                  0.51
                                                                        ------------------------------------------------------
         Total from investment operations                                  (0.29)                  0.42                   0.74
                                                                        ------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                                 -                  (0.23)                 (0.14)
      Distributions from capital gains                                     (0.10)                 (0.02)                     -
                                                                        ------------------------------------------------------
         Total distributions                                               (0.10)                 (0.25)                 (0.14)
                                                                        ------------------------------------------------------
Net increase (decrease) in net asset value                                 (0.39)                  0.17                   0.60
                                                                        ------------------------------------------------------
NET ASSET VALUE at end of period                                        $  10.38               $  10.77                $ 10.60
                                                                        ======================================================
TOTAL RETURN(3)                                                            (2.60)%(5)              3.92%                  7.34%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $110,217               $ 66,747                $ 9,113
Ratio of expenses to average net assets
   Before management fee reduction                                          0.31%(6)               0.31%                  0.34%(6)
   After management fee reduction                                           0.25%(6)               0.21%                  0.24%(6)
Ratio of net investment income to average net assets                        2.70%(6)               4.12%                  4.25%(6)
Portfolio Turnover                                                            43%(5)                 28%                    24%(5)

                                                                                        MODERATE ALLOCATION FUND
                                                                        ======================================================
                                                                          SIX MONTHS
                                                                             ENDED             FOR THE
                                                                            6/30/08           YEAR ENDED          INCEPTION
                                                                          (unaudited)          12/31/07         to 12/31/06(1)
==============================================================================================================================
NET ASSET VALUE at beginning of period                                  $  11.21               $  10.86                $ 10.00
                                                                        ------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                              0.07                   0.28                   0.20
      Net realized and unrealized gain (loss) on investments               (0.65)                  0.32                   0.79
                                                                        ------------------------------------------------------
         Total from investment operations                                  (0.58)                  0.60                   0.99
                                                                        ------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                                 -                  (0.19)                 (0.13)
      Distributions from capital gains                                     (0.19)                 (0.06)                 (0.00)(4)
                                                                        ------------------------------------------------------
         Total distributions                                               (0.19)                 (0.25)                 (0.13)
                                                                        ------------------------------------------------------
Net increase (decrease) in net asset value                                 (0.77)                  0.35                   0.86
                                                                        ------------------------------------------------------
NET ASSET VALUE at end of period                                        $  10.44               $  11.21                $ 10.86
                                                                        ======================================================
TOTAL RETURN(3)                                                            (5.26)%(5)              5.56%                  9.87%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $284,568               $218,281                $36,994
Ratio of expenses to average net assets
   Before management fee reduction                                          0.31%(6)               0.31%                  0.34%(6)
   After management fee reduction                                           0.25%(6)               0.21%                  0.24%(6)
Ratio of net investment income to average net assets                        1.39%(6)               2.45%                  3.74%(6)
Portfolio Turnover                                                            35%(5)                 29%                    23%(5)

-------------------------------------------------------
(1)  Commenced investment operations June 30, 2006.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Amount represents less than $0.005 per share.
(5)  Not annualized.
(6)  Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
90

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                       AGGRESSIVE ALLOCATION FUND
                                                                        ======================================================
                                                                          SIX MONTHS
                                                                             ENDED             FOR THE
                                                                            6/30/08           YEAR ENDED          INCEPTION
                                                                          (unaudited)          12/31/07         to 12/31/06(1)
==============================================================================================================================
NET ASSET VALUE at beginning of period                                  $  11.61               $  11.10               $  10.00
                                                                        ------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                             (0.00)(4)               0.09                   0.15
      Net realized and unrealized gain (loss) on investments               (0.91)                  0.77                   1.10
                                                                        ------------------------------------------------------
         Total from investment operations                                  (0.91)                  0.86                   1.25
                                                                        ------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                                 -                  (0.14)                 (0.15)
      Distributions from capital gains                                     (0.33)                 (0.21)                     -
                                                                        ------------------------------------------------------
         Total distributions                                               (0.33)                 (0.35)                 (0.15)
                                                                        ------------------------------------------------------
Net increase (decrease) in net asset value                                 (1.24)                  0.51                   1.10
                                                                        ------------------------------------------------------
NET ASSET VALUE at end of period                                        $  10.37               $  11.61               $  11.10
                                                                        ======================================================
TOTAL RETURN(3)                                                            (8.00)%(5)              7.69%                 12.49%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $ 90,731               $ 68,120               $ 21,547
Ratio of expenses to average net assets
   Before management fee reduction                                          0.31%(6)               0.31%                  0.33%(6)
   After management fee reduction                                           0.25%(6)               0.21%                  0.23%(6)
Ratio of net investment income to average net assets                       (0.08)%(6)              0.79%                  2.71%(6)
Portfolio Turnover                                                            28%(5)                 46%                    21%(5)

                                                                                 MONEY MARKET FUND
                                                       =======================================================================
                                                        SIX MONTHS
                                                          ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                         6/30/08       -------------------------------------------------------
                                                       (unaudited)        2007       2006       2005        2004        2003
==============================================================================================================================
NET ASSET VALUE at beginning of period                 $   1.00        $   1.00   $   1.00   $  1.00     $   1.00     $   1.00
                                                       -----------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                             0.01            0.05       0.04      0.03         0.01         0.01
      Net realized and unrealized gain on investments      0.00(4)         0.00(4)    0.00(4)      -         0.00(4)      0.00(4)
                                                       -----------------------------------------------------------------------
         Total from investment operations                  0.01            0.05       0.04      0.03         0.01         0.01
                                                       -----------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.01)          (0.05)     (0.04)    (0.03)       (0.01)       (0.01)
                                                       -----------------------------------------------------------------------
Net increase (decrease) in net asset value                    -               -          -         -            -            -
                                                       -----------------------------------------------------------------------
NET ASSET VALUE at end of period                       $   1.00        $   1.00   $   1.00   $  1.00     $   1.00     $   1.00
                                                       =======================================================================
TOTAL RETURN(3)                                            1.10%(5)        4.71%      4.54%     2.78%        0.92%        0.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                 $111,119        $111,333   $100,462   $94,637     $129,004     $141,376
Ratio of expenses to average net assets                    0.47%(6)        0.46%      0.46%     0.46%        0.45%        0.45%
Ratio of net investment income to average net assets       2.12%(6)        4.58%      4.42%     2.73%        0.90%        0.75%

-------------------------------------------------------
(1)  Commenced investment operations June 30, 2006.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Amount represents less than $0.005 per share.
(5)  Not annualized.
(6)  Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    BOND FUND
                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                    6/30/08       -------------------------------------------------------------
                                                  (unaudited)      2007           2006        2005           2004        2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period            $  10.19       $  10.11       $  10.17    $  10.34       $  10.43    $  10.59
                                                  -----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)                         0.25           0.49           0.47        0.42           0.42        0.46
     Net realized and unrealized gain (loss)
        on investments                               (0.16)          0.02          (0.06)      (0.16)         (0.07)      (0.14)
                                                  -----------------------------------------------------------------------------
        Total from investment operations              0.09           0.51           0.41        0.26           0.35        0.32
                                                  -----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.00)(3)      (0.43)         (0.47)      (0.43)         (0.44)      (0.48)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net asset value            0.09           0.08          (0.06)      (0.17)         (0.09)      (0.16)
                                                  -----------------------------------------------------------------------------
NET ASSET VALUE at end of period                  $  10.28       $  10.19       $  10.11    $  10.17       $  10.34    $  10.43
                                                  -----------------------------------------------------------------------------
TOTAL RETURN(2)                                       0.96%(4)       5.05%          4.01%       2.51%          3.36%       3.05%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)            $619,503       $646,233       $659,273    $623,976       $574,156    $552,311
Ratio of expenses to average net assets               0.56%(5)       0.56%          0.56%       0.56%          0.55%       0.55%
Ratio of net investment income to average
  net assets                                          4.84%(5)       4.81%          4.54%       4.06%          4.02%       4.29%
Portfolio Turnover                                       5%(4)         29%            27%         51%            67%         82%

                                                                                  HIGH INCOME FUND
                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                    6/30/08       -------------------------------------------------------------
                                                  (unaudited)      2007           2006        2005           2004        2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period            $   9.54       $  10.16       $  10.01    $  10.40       $  10.16     $  9.04
                                                  -----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)                         0.34           0.76           0.74        0.68           0.74        0.72
     Net realized and unrealized gain (loss)
        on investments                               (0.42)         (0.53)          0.16       (0.42)          0.16        0.93
                                                  -----------------------------------------------------------------------------
        Total from investment operations             (0.08)          0.23           0.90        0.26           0.90        1.65
                                                  -----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.04)         (0.85)         (0.74)      (0.65)         (0.66)      (0.53)
     Distributions from capital gains                    -          (0.00)(3)      (0.01)          -              -           -
                                                  -----------------------------------------------------------------------------
        Total distributions                          (0.04)         (0.85)         (0.75)      (0.65)         (0.66)      (0.53)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net asset value           (0.12)         (0.62)          0.15       (0.39)          0.24        1.12
                                                  -----------------------------------------------------------------------------
NET ASSET VALUE at end of period                  $   9.42       $   9.54       $  10.16    $  10.01       $  10.40     $ 10.16
                                                  -----------------------------------------------------------------------------
TOTAL RETURN(2)                                      (0.79)%(4)      2.29%          9.03%       2.51%          8.92%      18.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)            $121,639       $135,045       $153,528    $134,032       $118,318     $88,240
Ratio of expenses to average net assets               0.76%(5)       0.76%          0.77%       0.76%          0.76%       0.75%
Ratio of net investment income to average
  net assets                                          7.19%(5)       7.27%          7.12%       6.47%          7.08%       7.29%
Portfolio Turnover                                      31%(4)         73%            64%         86%(6)         58%         45%

-------------------------------------------------------
(1)  Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(3)  Amount represents less than $0.005 per share.
(4)  Not annualized.
(5)  Annualized.
(6)  Subadviser change February 28, 2005.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
92

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               DIVERSIFIED INCOME FUND
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                    6/30/08       ---------------------------------------------------------------
                                                  (unaudited)      2007           2006          2005           2004        2003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period            $  17.62       $  18.46       $  19.40      $  19.11       $  18.04    $  15.85
                                                  -------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)                         0.36           0.79           0.49          0.42           0.43        0.45
     Net realized and unrealized gain (loss)
        on investments                               (1.52)         (0.32)          1.45          0.32           1.08        2.18
                                                  -------------------------------------------------------------------------------
        Total from investment operations             (1.16)          0.47           1.94          0.74           1.51        2.63
                                                  -------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.01)         (0.80)         (0.55)        (0.45)         (0.44)      (0.44)
     Distributions from capital gains                (0.01)         (0.51)         (2.33)            -              -           -
                                                  -------------------------------------------------------------------------------
        Total distributions                          (0.02)         (1.31)         (2.88)        (0.45)         (0.44)      (0.44)
                                                  -------------------------------------------------------------------------------
Net increase (decrease) in net asset value           (1.18)         (0.84)         (0.94)         0.29           1.07        2.19
                                                  -------------------------------------------------------------------------------
NET ASSET VALUE at end of period                  $  16.44       $  17.62       $  18.46      $  19.40       $  19.11    $  18.04
                                                  ===============================================================================
TOTAL RETURN(2)                                      (6.57)%(3)     32.51%          9.98%(5)     53.89%          8.34%      16.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)            $536,840       $637,606       $735,881      $785,301       $785,856    $712,180
Ratio of expenses to average net assets               0.71%(4)       0.71%          0.71%         0.71%          0.70%       0.70%
Ratio of net investment income to average
  net assets                                          4.22%(4)       4.21%          2.52%         2.18%          2.34%       2.66%
Portfolio Turnover                                       8%(3)         41%            62%           52%            38%         39%

                                                                               LARGE CAP VALUE FUND
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                    6/30/08       ------------------------------------------------------------
                                                  (unaudited)      2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period            $  31.49      $    35.14   $    31.62   $    30.47   $    27.52   $    22.20
                                                  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income1                           0.33            0.68         0.65         0.54         0.46         0.40
     Net realized and unrealized gain (loss)
        on investments                               (4.49)          (0.45)        5.87         1.16         2.95         5.31
                                                  ----------------------------------------------------------------------------
        Total from investment operations             (4.16)           0.23         6.52         1.70         3.41         5.71
                                                  ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income        (0.01)          (0.71)       (0.67)       (0.55)       (0.46)       (0.39)
     Distributions from capital gains                (0.02)          (3.17)       (2.33)           -            -            -
                                                  ----------------------------------------------------------------------------
        Total distributions                          (0.03)          (3.88)       (3.00)       (0.55)       (0.46)       (0.39)
                                                  ----------------------------------------------------------------------------
Net increase (decrease) in net asset value           (4.19)          (3.65)        3.52         1.15         2.95         5.32
                                                  ----------------------------------------------------------------------------
NET ASSET VALUE at end of period                  $  27.30      $    31.49   $    35.14   $    31.62   $    30.47   $    27.52
                                                  ----------------------------------------------------------------------------
TOTAL RETURN(2)                                     (13.19)%         30.60%       20.55%        5.58%       12.43%       25.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)            $933,250      $1,229,433   $1,390,778   $1,239,868   $1,205,082   $1,065,972
Ratio of expenses to average net assets               0.61%(4)        0.61%        0.61%        0.61%        0.60%        0.60%
Ratio of net investment income to average
  net assets                                          2.24%(4)        1.87%        1.91%        1.74%        1.67%        1.69%
Portfolio Turnover                                      22%(3)          45%          35%          28%          15%          17%

-------------------------------------------------------
(1)  Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(3)  Not annualized.
(4)  Annualized.
(5) In 2006, 0.01% of the Fund's total return consisted of a voluntary reimbursement by the Adviser for a realized investment loss. Excluding this reimbursement, the total return would have been 9.97%.

                 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               LARGE CAP GROWTH FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/08       ------------------------------------------------------------
                                                   (unaudited)        2007         2006        2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period             $  23.36         $  21.47     $  19.97    $  19.68     $  18.19     $  14.15
                                                   ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)                          0.06             0.08         0.07        0.17         0.15         0.07
     Net realized and unrealized gain (loss)
        on investments                                (1.94)            2.59         1.51        0.30         1.48         4.05
                                                   ----------------------------------------------------------------------------
        Total from investment operations              (1.88)            2.67         1.58        0.47         1.63         4.12
                                                   ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.00)(3)        (0.09)       (0.08)      (0.18)       (0.14)       (0.08)
     Distributions from capital gains                 (0.04)           (0.69)           -           -            -            -
                                                   ----------------------------------------------------------------------------
        Total distributions                           (0.04)           (0.78)       (0.08)      (0.18)       (0.14)       (0.08)
                                                   ----------------------------------------------------------------------------
Net increase (decrease) in net asset value            (1.92)            1.89         1.50        0.29         1.49         4.04
                                                   ----------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $  21.44         $  23.36     $  21.47    $  19.97     $  19.68     $  18.19
                                                   ----------------------------------------------------------------------------
TOTAL RETURN(2)                                       (8.00)%(4)       12.36%        7.88%       2.42%        8.94%       29.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $590,790         $665,240     $669,761    $688,812     $693,762     $617,603
Ratio of expenses to average net assets                0.81%(5)         0.81%        0.81%       0.81%        0.80%        0.80%
Ratio of net investment income to average
  net assets                                           0.56%(5)         0.34%        0.35%       0.86%        0.82%        0.47%
Portfolio Turnover                                       72%(4)           76%          87%         73%          26%          29%

                                                                               MID CAP VALUE FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/08       ------------------------------------------------------------
                                                   (unaudited)        2007         2006        2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE at beginning of period             $  15.34         $  17.54     $  17.30    $  16.58     $  14.66     $  11.22
                                                   ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(1)                          0.10             0.21         0.20        0.11         0.18         0.07
     Net realized and unrealized gain (loss)
        on investments                                (1.34)           (0.15)        2.74        1.61         2.14         3.43
                                                   ----------------------------------------------------------------------------
        Total from investment operations              (1.24)            0.06         2.94        1.72         2.32         3.50
                                                   ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
     Distributions from net investment income         (0.02)           (0.18)       (0.20)      (0.11)       (0.15)       (0.06)
     Distributions from capital gains                 (0.02)           (2.08)       (2.50)      (0.89)       (0.25)           -
                                                   ----------------------------------------------------------------------------
        Total distributions                           (0.04)           (2.26)       (2.70)      (1.00)       (0.40)       (0.06)
                                                   ----------------------------------------------------------------------------
Net increase (decrease) in net asset value            (1.28)           (2.20)        0.24        0.72         1.92         3.44
                                                   ----------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $  14.06         $  15.34     $  17.54    $  17.30     $  16.58     $  14.66
                                                   ----------------------------------------------------------------------------
TOTAL RETURN(2)                                       (8.11)%(4)        0.25%       16.96%      10.32%       15.86%       31.21%
                                                   ----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $269,209         $317,338     $343,213    $275,279     $218,060     $158,698
Ratio of expenses to average net assets                1.02%(5)         1.01%        1.01%       1.01%        1.00%        1.00%
Ratio of net investment income to average
  net assets                                           1.41%(5)         1.16%        1.12%       0.62%        1.20%        0.57%
Portfolio Turnover                                       50%(4)           68%          95%         29%          25%          22%

-------------------------------------------------------
(1)  Based on average shares outstanding during the year.
(2) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(3)  Amount represents less than $0.005 per share.
(4)  Not annualized.
(5)  Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
94

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                            MID CAP GROWTH FUND
                                                   ==========================================================================
                                                    SIX MONTHS
                                                      ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                     6/30/08       ----------------------------------------------------------
                                                   (unaudited)         2007       2006        2005         2004        2003
=============================================================================================================================
NET ASSET VALUE at beginning of period             $   5.75        $   5.89    $   6.74    $   6.80     $   6.20     $   4.67
                                                   --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                        (0.00)(4)       (0.03)      (0.02)      (0.01)        0.00(4)     (0.01)
      Net realized and unrealized gain (loss)
         on investments                               (0.42)           0.53        0.78        0.59         0.81         1.57
                                                   --------------------------------------------------------------------------
         Total from investment operations             (0.42)           0.50        0.76        0.58         0.81         1.56
                                                   --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            -               -           -           -        (0.00)(4)    (0.00)(4)
      Distributions from capital gains                (0.06)          (0.64)      (1.61)      (0.64)       (0.21)       (0.03)
                                                   --------------------------------------------------------------------------
         Total distributions                          (0.06)          (0.64)      (1.61)      (0.64)       (0.21)       (0.03)
                                                   --------------------------------------------------------------------------
Net increase (decrease) in net asset value            (0.48)          (0.14)      (0.85)      (0.06)        0.60         1.53
                                                   --------------------------------------------------------------------------
NET ASSET VALUE at end of period                   $   5.27        $   5.75    $   5.89    $   6.74     $   6.80     $   6.20
                                                   ==========================================================================
TOTAL RETURN(3)                                       (7.21)%(5)       8.44%      11.38%       8.75%       13.41%       33.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)             $319,873        $367,318    $374,044    $373,921     $336,673     $268,929
Ratio of expenses to average net assets                0.86%(6)        0.86%       0.86%       0.86%        0.85%        0.85%
Ratio of net investment income to average
   net assets                                         (0.09)%(6)      (0.41)%     (0.22)%     (0.13)%       0.04%       (0.19)%
Portfolio Turnover                                       53%(5)         104%        204%         88%          77%         118%

                                                          SMALL CAP VALUE FUND
                                                        ==========================
                                                         SIX MONTHS
                                                           ENDED
                                                          6/30/08      INCEPTION
                                                        (unaudited)  to 12/31/07(1)
===================================================================================
NET ASSET VALUE at beginning of period                  $ 8.86            $10.00
                                                        ---------------------------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income(2)                           0.04              0.09
       Net realized and unrealized loss
          on investments                                 (0.46)            (1.05)
                                                        ---------------------------
          Total from investment operations               (0.42)            (0.96)
                                                        ---------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.00)(4)         (0.08)
      Distributions from capital gains                   (0.00)(4)         (0.10)
                                                        ---------------------------
         Total distributions                             (0.00)            (0.18)
                                                        ---------------------------
Net decrease in net asset value                          (0.42)            (1.14)
                                                        ---------------------------
NET ASSET VALUE at end of period                        $ 8.44            $ 8.86
                                                        ===========================
TOTAL RETURN(3)                                          (4.64)%(5)        (9.62)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $6,645            $5,624
Ratio of expenses to average net assets                   1.12%(6)          1.04%(6)
Ratio of net investment income to average net assets      0.83%(6)          1.45%(6)
Portfolio Turnover                                          16%(5)            13%(5)

-------------------------------------------------------
(1)  Commenced investment operations May 1, 2007.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Amount represents less than $0.005 per share.
(5)  Not annualized.
(6)  Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                          SMALL CAP GROWTH FUND
                                                        ===========================
                                                         SIX MONTHS
                                                           ENDED
                                                          6/30/08      INCEPTION
                                                        (unaudited)  to 12/31/07(1)
===================================================================================
NET ASSET VALUE at beginning of period                  $  9.95         $ 10.00
                                                        ---------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                             0.00(4)         0.01
      Net realized and unrealized gain (loss)
         on investments                                   (0.89)           0.02
                                                        ---------------------------
         Total from investment operations                 (0.89)           0.03
                                                        ---------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.00)(4)       (0.01)
      Distributions from capital gains                    (0.00)(4)       (0.07)
                                                        ---------------------------
         Total distributions                              (0.00)          (0.08)
                                                        ---------------------------
Net decrease in net asset value                           (0.89)          (0.05)
                                                        ---------------------------
NET ASSET VALUE at end of period                        $  9.06         $  9.95
                                                        ===========================
TOTAL RETURN(3)                                           (8.88)%(5)       0.26%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 6,519         $ 6,034
Ratio of expenses to average net assets                    1.12%(6)        1.03%(6)
Ratio of net investment income to average net assets       0.00%(6,7)      0.19%(6)
Portfolio Turnover                                           52%(5)          75%(5)

                                                                                GLOBAL SECURITIES FUND
                                                        ==========================================================================
                                                         SIX MONTHS
                                                           ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                          6/30/08       ----------------------------------------------------------
                                                        (unaudited)       2007         2006        2005         2004        2003
==================================================================================================================================
NET ASSET VALUE at beginning of period                  $ 10.30         $ 14.36      $ 12.87     $ 11.49      $  9.72      $  6.94
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                             0.19            0.31         0.14        0.09         0.06         0.05
      Net realized and unrealized gain (loss)
         on investments                                   (1.72)           0.57         2.07        1.52         1.73         2.80
                                                        --------------------------------------------------------------------------
         Total from investment operations                 (1.53)           0.88         2.21        1.61         1.79         2.85
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.03)          (0.31)       (0.16)      (0.09)       (0.02)       (0.07)
      Distributions from capital gains                    (0.13)          (4.63)       (0.56)      (0.14)           -            -
                                                        --------------------------------------------------------------------------
         Total distributions                              (0.16)          (4.94)       (0.72)      (0.23)       (0.02)       (0.07)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (1.69)          (4.06)        1.49        1.38         1.77         2.78
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  8.61         $ 10.30      $ 14.36     $ 12.87      $ 11.49      $  9.72
                                                        ==========================================================================
TOTAL RETURN(3)                                          (14.77)%(5)       5.77%       17.38%      13.97%       18.42%       41.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $43,756         $56,034      $57,220     $42,450      $29,979      $18,091
Ratio of expenses to average net assets                    0.96%(6)        0.96%        0.97%       0.97%        0.96%        0.96%
Ratio of net investment income to average net assets       4.01%(6)        2.06%        1.01%       0.80%        0.60%        0.66%
Portfolio Turnover                                            8%(5)         112%(8)       21%         27%          18%          35%

-------------------------------------------------------
(1)  Commenced investment operations May 1, 2007.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Amount represents less than $0.005 per share.
(5)  Not annualized.
(6)  Annualized.
(7)  Amount represents less than 0.05%.
(8)  Subadviser change May 1, 2007.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
96

================================================================================
  Financial Highlights for a Share of Beneficial Interest Outstanding
--------------------------------------------------------------------------------

                                                                              INTERNATIONAL STOCK FUND
                                                        ==========================================================================
                                                         SIX MONTHS
                                                           ENDED                     FOR THE YEAR ENDED DECEMBER 31,
                                                          6/30/08       ----------------------------------------------------------
                                                        (unaudited)       2007        2006        2005         2004          2003
==================================================================================================================================
NET ASSET VALUE at beginning of period                  $  13.40        $  13.78    $  12.38    $  11.36     $  9.54       $  7.19
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                              0.21            0.23        0.19        0.17        0.12          0.11
      Net realized and unrealized gain (loss)
         on investments                                    (1.80)           1.36        2.78        1.71        1.84          2.30
                                                        --------------------------------------------------------------------------
         Total from investment operations                  (1.59)           1.59        2.97        1.88        1.96          2.41
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                 -           (0.32)      (0.20)      (0.15)      (0.14)        (0.05)
      Distributions from capital gains                     (0.54)          (1.65)      (1.37)      (0.71)          -             -
                                                        --------------------------------------------------------------------------
      Return of Capital                                        -               -           -           -           -         (0.01)
                                                        --------------------------------------------------------------------------
         Total distributions                               (0.54)          (1.97)      (1.57)      (0.86)      (0.14)        (0.06)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (2.13)          (0.38)       1.40        1.02        1.82          2.35
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  11.27        $  13.40    $  13.78    $  12.38     $ 11.36       $  9.54
                                                        ==========================================================================
TOTAL RETURN(3)                                           (11.87)%(4)      11.42%      24.19%      16.53%      20.48%        33.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $134,350        $164,151    $165,704    $108,482     $78,477       $56,606
Ratio of expenses to average net assets                     1.22%(5)        1.21%       1.22%       1.21%       1.21%         1.21%
Ratio of net investment income to average net assets        3.34%(5)        1.60%       1.48%       1.47%       1.16%         1.38%
Portfolio Turnover                                            19%(4)          62%         62%         52%         46%           33%

                                                        TARGET RETIREMENT 2020 FUND
                                                        ===========================
                                                         SIX MONTHS
                                                           ENDED
                                                          6/30/08      INCEPTION
                                                        (unaudited)  to 12/31/07(1)
===================================================================================
NET ASSET VALUE at beginning of period                  $   9.63        $  10.00
                                                        ---------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                              0.05            0.13
      Net realized and unrealized loss on investments      (0.63)          (0.32)
                                                        ---------------------------
         Total from investment operations                  (0.58)          (0.19)
                                                        ---------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.02)          (0.18)
      Distributions from capital gains                     (0.05)              -
                                                        ---------------------------
         Total distributions                               (0.07)          (0.18)
                                                        ---------------------------
Net decrease in net asset value                            (0.65)          (0.37)
                                                        ---------------------------
NET ASSET VALUE at end of period                        $   8.98        $   9.63
                                                        ===========================
TOTAL RETURN(3)                                            (6.02)%(4)      (1.94)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $  6,938        $  2,524
Ratio of expenses to average net assets                     0.41%(5)        0.43%(5)
Ratio of net investment income to average net assets        1.10%(5)        5.17%(5)
Portfolio Turnover                                            13%(4)           3%(4)

-------------------------------------------------------
(1)  Commenced investment operations October 1, 2007.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Not annualized.
(5)  Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                        TARGET RETIREMENT 2030 FUND
                                                        ===========================
                                                         SIX MONTHS
                                                           ENDED
                                                          6/30/08      INCEPTION
                                                        (unaudited)  to 12/31/07(1)
===================================================================================
NET ASSET VALUE at beginning of period                  $ 9.54          $10.00
                                                        ---------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                            0.03            0.09
      Net realized and unrealized loss on investments    (0.71)          (0.34)
                                                        ---------------------------
         Total from investment operations                (0.68)          (0.25)
                                                        ---------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.01)          (0.21)
      Distributions from capital gains                   (0.04)              -
                                                        ---------------------------
         Total distributions                             (0.05)          (0.21)
                                                        ---------------------------
Net decrease in net asset value                          (0.73)          (0.46)
                                                        ---------------------------
NET ASSET VALUE at end of period                        $ 8.81          $ 9.54
                                                        ===========================
TOTAL RETURN(3)                                          (7.15)%(5)      (2.51)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $6,430          $1,521
Ratio of expenses to average net assets                   0.40%(6)        0.44%(6)
Ratio of net investment income to average net assets      0.57%(6)        3.53%(6)
Portfolio Turnover                                           8%(5)           1%(5)

                                                        TARGET RETIREMENT 2040 FUND
                                                        ===========================
                                                         SIX MONTHS
                                                           ENDED
                                                          6/30/08      INCEPTION
                                                        (unaudited)  to 12/31/07(1)
===================================================================================
NET ASSET VALUE at beginning of period                  $ 9.48          $10.00
                                                        ---------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                           (0.00)(4)        0.07
      Net realized and unrealized loss on investments    (0.74)          (0.36)
                                                        ---------------------------
         Total from investment operations                (0.74)          (0.29)
                                                        ---------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.01)          (0.23)
      Distributions from capital gains                   (0.05)              -
                                                        ---------------------------
         Total distributions                             (0.06)          (0.23)
                                                        ---------------------------
Net decrease in net asset value                          (0.80)          (0.52)
                                                        ---------------------------
NET ASSET VALUE at end of period                        $ 8.68          $ 9.48
                                                        ===========================
TOTAL RETURN(3)                                          (7.87)%(5)      (2.86)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $4,652          $1,193
Ratio of expenses to average net assets                   0.40%(6)        0.44%(6)
Ratio of net investment income to average net assets     (0.01)%(6)       2.76%(6)
Portfolio Turnover                                          11%(5)           1%(5)

-------------------------------------------------------
(1)  Commenced investment operations October 1, 2007.
(2)  Based on average shares outstanding during the year.
(3) These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
(4)  Amount represents less than $0.005 per share.
(5)  Not annualized.
(6)  Annualized.

           See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
98

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Ultra Series Fund (the "Trust"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Trust is a series fund with 18 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, and International Stock Fund (collectively, the "Core Funds"), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds"), and the Target Retirement 2020 Fund, Target Retirement 2030 Fund, and Target Retirement 2040 Fund (collectively, the "Target Date Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the funds designated as Class
Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser" or "MCA"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, and International Stock Funds and a portion of the Mid Cap Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e, those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Exchange traded options are valued at the last sale price on the exchange where such option contract is principally traded. The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the then current exchange rate.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. As required, the funds adopted FIN 48 effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2008. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include 2004 through 2007.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of June 30, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other

--------------------------------------------------------------------------------
100

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities. The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2008, the Global Securities Fund had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of June 30, 2008, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2008, the High Income Fund had entered into such transactions, the market values of which are identified in each fund's Portfolio of Investments.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS: Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements (`'FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

    o    Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of June 30, 2008, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of June 30, 2008 in valuing the funds' investments carried at market value:

                                    ACTIVE MARKETS FOR    SIGNIFICANT OTHER      SIGNIFICANT
                                   IDENTICAL INVESTMENTS  OBSERVABLE INPUTS   UNOBSERVABLE INPUTS    MARKET VALUE
FUND                                    (LEVEL 1)            (LEVEL 2)            (LEVEL 3)         AT 06/30/2008
-----                                   ---------            ---------            ---------         -------------
Conservative Allocation               $109,099,545          $ 1,149,515            $-               $110,249,060
Moderate Allocation                    281,892,225            2,760,869             -                284,653,094
Aggressive Allocation                   89,920,612              838,683             -                 90,759,295
Money Market                                     -          111,533,849             -                111,533,849
Bond                                   192,883,386          421,940,530             -                614,823,916
High Income                                      -          119,757,119             -                119,757,119
Diversified Income                     284,354,808          249,730,000             -                534,084,808
Large Cap Value                        919,329,374            1,564,813             -                920,894,187
Large Cap Growth                       587,207,525            8,099,446             -                595,306,971
Mid Cap Value                          260,140,298           12,580,290             -                272,720,588
Mid Cap Growth                         316,451,980            4,317,390             -                320,769,370
Small Cap Value                          6,394,311              402,658             -                  6,796,969
Small Cap Growth                         6,055,589              467,563             -                  6,523,152
Global Securities                       20,948,252(1)        26,756,444             -                 47,704,696
International Stock                      7,141,202          125,336,465             -                132,477,667
Target Retirement 2020                   6,875,773               64,585             -                  6,940,358
Target Retirement 2030                   6,371,027               60,667             -                  6,431,694
Target Retirement 2040                   4,608,974               43,538             -                  4,652,512

----------------------------------------------
(1) Global Securities (Level 1) market value includes forward foreign currency contracts.

NEW ACCOUNTING PRONOUNCEMENTS: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and

--------------------------------------------------------------------------------
102

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on funds' financial statement disclosures.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Trust has entered into a Management Agreement with MEMBERS Capital Advisors, Inc., an affiliated company, whereby MCA provides or has arranged to provide directly or through third parties, investment advisory, custody, transfer agency, dividend disbursing, legal, accounting, and administrative services to the funds. MCA has entered into subadvisory agreements with certain Subadvisers for the management of the investments of the High Income Fund, Mid Cap Growth Fund, Small Cap Value, Small Cap Growth, Global Securities Fund, International Stock Fund and a portion of the Mid Cap Value Fund.

For services under the Management Agreement, MCA is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: .45% for the Money Market Fund, .55% for the Bond Fund, .75% for the High Income Fund, .70% for the Diversified Income Fund, .60% for the Large Cap Value Fund, .80% for the Large Cap Growth Fund, 1.00% for the Mid Cap Value Fund, .85% for the Mid Cap Growth Fund, 1.10% for the Small Cap Value and Small Cap Growth Funds, .95% for the Global Securities Fund, 1.20% for the International Stock Fund, .30% for each of the Target Allocation Funds, and .40% for each of the Target Date Funds. MCA contractually agreed to reduce the management fee of the Target Allocation Funds from .30% to .20% until April 30, 2008. That contractual agreement was terminated effective May 1, 2008.

MCA is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund, the entire Mid Cap Growth Fund and Small Cap Value Fund, Paradigm for the Small Cap Growth Fund, Mondrian Investment Partners Limited for the Global Securities Fund and Lazard Asset Management LLC for the International Stock Fund. MCA manages the other portion of the Mid Cap Value Fund, Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Money Market Fund, Target Allocation Funds and the Target Date Funds.

In addition to the management fee, the Trust is responsible for fees of the disinterested trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, tax, compliance and extraordinary expenses as approved by a majority of the disinterested trustees.

Unaffiliated trustees receive from the Trust an annual fee paid quarterly, with additional remuneration paid to the Board of Trustees' chairman and audit committee chair.

All fund shares are distributed through CUNA Brokerage Service, Inc. ("CUNA Brokerage"), an affiliated company, pursuant to a distribution agreement between the Trust and CUNA Brokerage. CUNA Brokerage's principal place of business is located at 5910 Mineral Point Road, Madison, WI 53705.

The Trust has entered into an agreement with CUNA Mutual Insurance Society setting forth the terms and conditions pursuant to which the Accounts purchase and redeem shares of the funds. Investments in the Trust by the Accounts are made through either variable annuity or variable life insurance contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the Accounts, and the assets of each sub-account are invested (without sales or redemption charges) in shares of the fund corresponding to that sub-account. Shares are purchased and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

4. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to the Money Market Fund, dividends from net investment income and net realized gains are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. The Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value, Small Cap Growth, Mid Cap Value Fund, Mid Cap Growth Fund, Global Securities Fund, International Stock Fund, Target Allocation Funds, and Target Date Funds declare and reinvest dividends from net investment income annually in additional full and fractional shares of the respective funds. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                   U.S. GOVERNMENT SECURITIES            OTHER INVESTMENT SECURITIES
                                   --------------------------            ---------------------------
FUND                                 PURCHASES       SALES                 PURCHASES         SALES
----                                 ---------       -----                 ---------         -----
Conservative Allocation            $     -       $     -                   $84,663,345   $38,934,513
Moderate Allocation                      -             -                   167,118,434    88,090,942
Aggressive Allocation                    -             -                    50,955,391    22,293,401
Bond                                22,195,115    39,065,372                10,430,644    17,335,093
High Income                              -             -                    36,156,289    40,784,654
Diversified Income                   2,586,186    21,132,514                41,425,551    69,698,328
Large Cap Value                          -             -                   229,337,452   362,792,841
Large Cap Growth                         -             -                   438,931,737   460,408,981
Mid Cap Value                            -             -                   141,043,035   162,961,199
Mid Cap Growth                           -             -                   172,613,995   192,698,991
Small Cap Value                          -             -                     2,234,014       974,777
Small Cap Growth                         -             -                     4,046,992     2,960,301
Global Securities                        -             -                     3,741,374     6,355,430
International Stock                      -             -                    27,411,439    35,074,797
Target Retirement 2020                   -             -                     5,264,362       612,752
Target Retirement 2030                   -             -                     5,427,897       299,525
Target Retirement 2040                   -             -                     3,954,336       316,657

6. FOREIGN SECURITIES

Each fund may invest in foreign securities; provided, however, that the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

7. SECURITIES LENDING

Each fund, except the Money Market, Small Cap Value, Small Cap Growth, Target Allocation, and Target Date Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At June 30, 2008, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Global Securities, and International Stock Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $7,158,438, $1,777,659, $561,975, $4,789,374, $6,346,194, $1,147,766, $69,144 and $106, respectively.
The value of all cash collateral is included within the Portfolio of Investments with an offsetting liability, payable upon return of securities loaned, reflected on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
104

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at June 30, 2008 is as follows:

FUND                      VALUE OF SECURITIES ON LOAN              FUND                      VALUE OF SECURITIES ON LOAN
----                      ---------------------------              ----                      ----------------------------
Bond                             $119,131,102                      Mid Cap Value                       $65,986,567
High Income                        19,452,891                      Mid Cap Growth                       84,771,701
Diversified Income                 65,667,951                      Global Securities                     6,231,525
Large Cap Value                    41,534,377                      International                        10,139,991
Large Cap Growth                   50,363,711

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

8. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of December 31, 2007, which are available to offset future capital gains, if any:

                                                  CARRYOVER EXPIRING IN:
                                                  ----------------------
FUND             2008            2009           2010         2011         2012            2013           2014      2015
----           ----------      --------      ----------    --------     ----------    ----------      --------   --------
Bond           $7,577,224         $-         $1,857,702    $104,606     $1,560,242    $1,445,891      $816,322   $228,563
High Income             -          -                  -           -              -             -             -    640,978

The Large Cap Growth Fund utilized $31,762,903 of prior capital loss carryovers during the year ended December 31, 2007.

After October 31, 2007, the following funds had capital and currency losses in the following amounts:

FUND                                    POST-OCTOBER CAPITAL LOSS         POST-OCTOBER CURRENCY LOSSES
----                                    -------------------------         ----------------------------
High Income                                      $1,285,386                         $     -
Small Cap Value                                      42,851                               -
Small Cap Growth                                     32,653                               -
International Stock                                       -                          57,738

For federal income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

At June 30, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                                   APPRECIATION                   DEPRECIATION                       NET
----                                 ----------------               ----------------                 -------------
Conservative Allocation               $           -                  $  (4,197,037)                   $ (4,197,037)
Moderate Allocation                       1,570,384                    (15,303,477)                    (13,733,093)
Aggressive Allocation                       831,128                     (5,607,615)                     (4,776,487)
Bond                                     10,056,034                    (16,746,692)                     (6,690,658)
High Income                                 385,882                     (4,369,525)                     (3,983,643)
Diversified Income                       22,058,078                    (38,539,293)                    (16,481,215)
Large Cap Value                         172,745,534                   (114,671,452)                     58,074,082
Large Cap Growth                         73,624,589                    (23,406,078)                     50,218,511
Mid Cap Value                            24,515,539                    (30,093,504)                     (5,577,965)
Mid Cap Growth                           29,473,334                    (44,474,248)                    (15,000,914)
Small Cap Value                             426,677                     (1,369,553)                       (942,876)
Small Cap Growth                            743,098                       (787,881)                        (44,783)
Global Securities                         1,593,148                    (11,451,637)                     (9,858,489)
International Stock                      15,002,947                    (10,492,504)                      4,510,443
Target Retirement 2020                       11,899                       (407,536)                       (395,637)
Target Retirement 2030                       16,420                       (349,142)                       (332,722)
Target Retirement 2040                       10,899                       (293,897)                       (282,998)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

10. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation Funds and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the six months ended June 30, 2008 follows:

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT      REALIZED   DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008   GAIN (LOSS)   RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  -----------  --------------
CONSERVATIVE ALLOCATION FUND
MEMBERS BOND FUND CLASS Y             783,968      877,877   72,176   1,589,669    $ 15,515,165  $     (647)   $265,407
MEMBERS High Income
   Fund Class Y                       442,983    1,285,167   72,084   1,656,066      11,277,808     (45,316)    347,661
MEMBERS International Stock
   Fund Class Y                       232,656      681,915   38,610     875,961      10,739,284    (111,894)          -
MEMBERS Large Cap Growth
   Fund Class Y(1)                    429,426      632,394   43,840   1,017,980      15,687,077       7,766           -
MEMBERS Large Cap Value
   Fund Class Y                       356,568      360,674   31,192     686,050       9,309,694     (75,714)          -
MEMBERS Mid Cap Growth
   Fund Class Y                       332,237      405,023   29,924     707,336       4,562,319     (14,387)          -
----------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $67,091,347  $ (240,192)   $613,068

------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
106

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT         REALIZED   DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008      GAIN (LOSS)    RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  --------------  --------------
MODERATE ALLOCATION FUND
MEMBERS Bond
   Fund Class Y                       2,289,768    867,841   244,936  2,912,673    $ 28,427,688   $    26,166     $ 531,024
MEMBERS High Income
   Fund Class Y                       2,074,418    672,134   620,157  2,126,395      14,480,749      (309,805)      458,354
MEMBERS International Stock
   Fund Class Y                         980,110  2,176,832     7,525  3,149,417      38,611,852       (17,820)            -
MEMBERS Large Cap Growth
   Fund Class Y(1)                    1,451,664  1,165,524     7,210  2,609,978      40,219,759         4,891             -
MEMBERS Large Cap Value
   Fund Class Y                       1,128,103    295,733   441,414    982,422      13,331,466      (886,719)            -
MEMBERS Mid Cap Growth
   Fund Class Y                       2,378,051    772,908   425,383  2,725,576      17,579,967        87,122             -
MEMBERS Mid Cap Value
   Fund Class Y                         803,589     41,777   845,366          -               -    (2,051,835)            -
MEMBERS Small Cap Growth
   Fund Class Y                         952,968    345,764    83,035  1,215,697      11,500,490       (38,343)            -
MEMBERS Small Cap Value
   Fund Class Y                         799,549     39,628     9,283    829,894       7,419,248       (10,949)            -
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                             $171,571,219   $(3,197,292)     $989,378

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT         REALIZED   DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008      GAIN (LOSS)    RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  --------------  --------------
AGGRESSIVE ALLOCATION FUND
MEMBERS International Stock
  Fund Class Y                          604,290  471,342       4,917  1,070,715    $13,126,965    $   (12,419)        $-
MEMBERS Large Cap Growth
  Fund Class Y(1)                       579,685  370,030       4,384    945,331     14,567,555            993          -
MEMBERS Large Cap Value
  Fund Class Y                          395,801  115,895     186,356    325,340      4,414,858       (337,636)         -
MEMBERS Mid Cap Growth
  Fund Class Y                        1,035,046  460,726      58,696  1,437,076      9,269,139        (13,701)         -
MEMBERS Mid Cap Value
  Fund Class Y                          467,396   43,567     510,963          -              -     (1,185,526)         -
MEMBERS Small Cap Growth
  Fund Class Y                          480,388  218,071      24,495    673,964      6,375,701        (15,206)         -
MEMBERS Small Cap Value
  Fund Class Y                          510,214   45,784       8,474    547,524       4,894,861        (9,929)         -
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $52,649,079   $(1,573,424)        $-

-------------------------------------
(1)Non-income producing.
(2)Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT         REALIZED   DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008          LOSS      RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  --------------  --------------
TARGET RETIREMENT 2020 FUND
MEMBERS High Income
  Fund Class Y                        32,366      69,354      7,499      94,221    $  641,646         $  (3,081)    $16,809
MEMBERS Large Cap Growth
  Fund Class Y(1)                     15,046      42,673      3,800      53,919       830,893           (6,736)           -
MEMBERS Large Cap Value
  Fund Class Y                        15,694      28,219      5,462      38,451       521,774          (12,406)           -
MEMBERS Mid Cap Growth
  Fund Class Y                        14,090     32,874       3,089      43,875       282,996           (3,628)           -
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                             $2,277,309         $(25,851)     $16,809

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT         REALIZED   DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008          LOSS      RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  --------------  --------------
TARGET RETIREMENT 2030 FUND
MEMBERS High Income
   Fund Class Y                        15,275      55,833     3,010      68,098     $  463,744 $        (1,079)     $11,569
MEMBERS Large Cap Growth
   Fund Class Y(1)                      9,106      42,813     1,711      50,208        773,705          (2,487)           -
MEMBERS Large Cap Value
   Fund Class Y                         9,430      29,313     2,962      35,781        485,553          (6,346)           -
MEMBERS Mid Cap Growth
   Fund Class Y                        10,604      42,107     1,730      50,981        328,830          (1,780)           -
MEMBERS Small Cap Growth
   Fund Class Y                         4,281      17,194       709      20,766        196,447          (1,224)           -
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $2,248,279        $(12,916)     $11,569

                                     BALANCE OF                        BALANCE OF
                                       SHARES                            SHARES
                                      HELD AT      GROSS     GROSS      HELD AT      VALUE AT         REALIZED    DISTRIBUTIONS
FUND/UNDERLYING FUND                12/31/2007   ADDITIONS   SALES    06/30/2008    06/30/2008          LOSS       RECEIVED (2)
--------------------                ----------   ---------   -----   -----------   ------------  --------------  --------------
TARGET RETIREMENT 2040 FUND
MEMBERS High Income
   Fund Class Y                         6,898      23,153     1,859      28,192     $  191,989       $    (715)       $4,721
MEMBERS Large Cap Growth
   Fund Class Y(1)                      7,192      31,064     1,916      36,340        559,992          (3,282)           -
MEMBERS Large Cap Value
   Fund Class Y                         7,364      21,315     2,730      25,949        352,129          (6,123)           -
MEMBERS Mid Cap Growth
   Fund Class Y                        11,590      42,770     2,743      51,617        332,931          (3,370)           -
MEMBERS Small Cap Growth
   Fund Class Y                         4,454      16,645     1,058      20,041        189,589          (2,022)           -
-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                              $1,626,630       $(515,512)      $4,721

-------------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------
108

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustees fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2008. Expenses paid during the period in the tables below are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year
(182), divided by 365 to reflect the one-half-year period.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Actual" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

                                                                        ACTUAL                       HYPOTHETICAL
                                                                --------------------------        -----------------------
                                                                                EXPENSES                        EXPENSES
                               BEGINNING          ANNUAL          ENDING          PAID              ENDING        PAID
                                ACCOUNT          EXPENSE         ACCOUNT         DURING            ACCOUNT       DURING
FUND                             VALUE            RATIO           VALUE          PERIOD             VALUE        PERIOD
----                             -----            -----           -----          ------             -----        ------
Conservative Allocation         $1,000             0.25%        $ 974.00         $1.23            $1,023.62       $1.26
Moderate Allocation              1,000             0.25%          947.40          1.21             1,023.62        1.26
Aggressive Allocation            1,000             0.25%          920.00          1.19             1,023.62        1.26
Money Market                     1,000             0.47%        1,011.00          2.35             1,022.53        2.36
Bond                             1,000             0.56%        1,009.60          2.80             1,022.08        2.82
High Income                      1,000             0.76%          992.10          3.76             1,021.08        3.82
Diversified Income               1,000             0.71%          934.30          3.41             1,021.33        3.57
Large Cap Value                  1,000             0.61%          868.10          2.83             1,021.83        3.07
Large Cap Growth                 1,000             0.81%          920.00          3.87             1,020.84        4.07
Mid Cap Value                    1,000             1.02%          918.90          4.87             1,019.79        5.12
Mid Cap Growth                   1,000             0.86%          927.90          4.12             1,020.59        4.32
Small Cap Value                  1,000             1.12%          953.60          5.44             1,019.29        5.62
Small Cap Growth                 1,000             1.12%          911.20          5.32             1,019.29        5.62
Global Securities                1,000             0.96%          852.30          4.42             1,020.09        4.82
International Stock              1,000             1.22%          881.30          5.71             1,018.80        6.12
Target Retirement 2020           1,000             0.41%          939.80          1.98             1,022.82        2.06
Target Retirement 2020           1,000             0.40%          928.50          1.92             1,022.87        2.01
Target Retirement 2020           1,000             0.41%          921.30          1.96             1,022.82        2.06

Please note that the expenses shown in the table are meant to highlight your ongoing costs of the funds and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. If these fees, charges or expenses were included, your costs would have been higher. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
110

================================================================================
  TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each trustee and officer oversees 32 portfolios in the fund complex, which consists of the Ultra Series Fund with 18 portfolios and the MEMBERS Mutual Funds with 14 portfolios. The address of each trustee and officer is 5910 Mineral Point Road, Madison WI 53705. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500.

NAME;
POSITION(S) HELD WITH THE FUND &               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR ELECTED(1); YEAR OF BIRTH                 OTHER OUTSIDE DIRECTORSHIPS
=================================================================================================================================
INDEPENDENT TRUSTEES
=================================================================================================================================
Rolf F. Bjelland, CLU                          Lutheran Brotherhood Mutual Funds: Chairman and President (1983-2002);
Chairman (2006)                                Lutheran Brotherhood (now Thrivent Financial): Chief Investment Officer
Trustee (2003)                                 (1983-2002).
1938                                           Other Directorships: Regis Corp. (since 1982).
---------------------------------------------------------------------------------------------------------------------------------
Linda S. Foltz, CPA                            Dougherty Consulting, LLC: President/Owner (since 2005); Direct Supply, Inc.:
Trustee (2006)                                 Executive Vice President of Corporate Development and Chief Financial Officer
1950                                           (1988-2005).
                                               Other Directorships: Direct Supply, Inc. (since 2003).
---------------------------------------------------------------------------------------------------------------------------------
Steven P. Riege                                The Rgroup: Owner/President (since 2001); Robert W. Baird & Company: Senior
Trustee (2005)                                 Vice President Marketing and Vice President Human Resources (1986-2001).
1954                                           Other Directorships: None
---------------------------------------------------------------------------------------------------------------------------------
Richard E. Struthers                           Clearwater Capital Management: Chairman and Chief Executive Officer
Trustee (2004)                                 (since 1998); Park Nicollet Health Services: Director (since 2001) and
1952                                           Chairman, Finance and Investment Committee (since 2006);
                                               IAI Mutual Funds: President and Director (1992-1997).
                                               Other Directorships: Park Nicollet Health Services (since 2001) and
                                               Micro Component Technology, Inc. (since 2008).
=================================================================================================================================
INTERESTED TRUSTEES AND OFFICERS
=================================================================================================================================
David P. Marks, CFA                            CUNA Mutual Insurance Society: Chief Investment Officer (since 2005); MEMBERS
Trustee, President &                           Capital Advisors, Inc.: President (since 2005); CUNA Mutual Life Insurance
Principal Executive Officer (2006)             Company: Chief Investment Officer (2005-2007); Citigroup Insurance Investors:
1947                                           Chief Investment Officer (2004-2005); CIGNA Investments: Chief Investment Officer,
                                               (2002-2004); Green Mountain Partners: Partner (2001-2002); Allianz Investments:
                                               Chief Investment Officer (1991-2001).
                                               Other Directorships: CBRE Realty Finance (since 2005).
---------------------------------------------------------------------------------------------------------------------------------
Scott R. Powell, CFA                           MEMBERS Capital Advisors, Inc: Managing Director-Common Stock and
Vice President (2008)                          MAP (since 2008); Managing Director-Managed Accounts and Mutual
1962                                           Funds (2006-2008); Virchow Krause Wealth Management,
                                               LLC: Partner, Managing Director, (2003-2006); Jacobus Wealth
                                               Management, Inc.: (2001-2003).
---------------------------------------------------------------------------------------------------------------------------------
Molly Nelson                                   MEMBERS Capital Advisors, Inc.: Vice President and Chief Compliance Officer
Chief Compliance Officer (2005)                (since 2005); Harris Associates L.P.: Chief Compliance Officer/Advisor
1962                                           (1985-2005).
---------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot                                MEMBERS Capital Advisors, Inc.: Director, Mutual Funds (since July 2008);
Secretary (1999) and Treasurer (2008)          Director, Mutual Fund Operations, (2006-2008), Operations Officer-Mutual Funds
Assistant Treasurer (1999-2007)                (2005-2006), and Senior Manager-Product and Fund Operations (2001-2005).
1960
---------------------------------------------------------------------------------------------------------------------------------
Dan P. Owens                                   MEMBERS Capital Advisors, Inc.: Director, Investment Operations, (since June
Assistant Treasurer (2000)                     2006), Investment Operations Officer (2005-2006), and Senior Manager-Portfolio
1966                                           Operations (2001-2005).
---------------------------------------------------------------------------------------------------------------------------------

(1) The board of trustees adopted term limits authorizing each independent trustee to serve in such capacity until reaching the age of 75.

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 [LOGO OF CUNA MUTUAL GROUP](R) CUNA MUTUAL GROUP         ---------------------
--------------------------------------------------          Presorted Standard
                                                               U.S. POSTAGE
               CUNA Mutual Insurance Society                       PAID
                       2000 Heritage Way                      Louisville, KY
                       Waverly, IA 50677                     Permit No. 1051
                                                           --------------------

Form 1950-0808

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule I - Investments in Securities of Unaffiliated Issuers as of June 30, 2008 is included as part of the report to shareholders filed under Item 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

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    (b)      There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (a)(1)   Not applicable for semi-annual reports.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, are filed herewith.

    (a)(3)   Not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.

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                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND

BY: /s/David P. Marks
   ------------------
    David P. Marks
    President

DATE: 08/20/08
      --------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /s/David P. Marks
   ------------------
    David P. Marks
    President, Ultra Series Fund

DATE: 08/20/08
      --------

BY: /s/Holly S. Baggot
   -------------------
    Holly S. Baggot
    Treasurer, Ultra Series Fund

DATE: 08/20/08
      --------

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                                  EXHIBIT INDEX

    12(a)(1)  Not applicable for semi-annual reports.

    12(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, are filed herewith.

    12(a)(3)  Not applicable.

    12(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.